As filed with the Securities and Exchange Commission on December 18, 2006

                                                             File No. __________


--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X /

                         Pre-Effective Amendment No. / /

                        Post-Effective Amendment No. / /



                           SENTINEL GROUP FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

           One National Life Drive                                  05604
             Montpelier, Vermont                                  (Zip Code)
(Address of Principal Executive Offices)

                                 (802) 229-7410
              (Registrant's Telephone Number, including Area Code)

                    ---------------------

          Kerry A. Jung, Esq.                              Copy to:
  c/o Sentinel Asset Management, Inc.              John A. MacKinnon, Esq.
        One National Life Drive                       Sidley Austin LLP
       Montpelier, Vermont 05604                      787 Seventh Avenue
(Name and Address of Agent for Service)            New York, New York 10019

                              ---------------------


It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933.


Title of securities being registered: Common Stock, par value $.01 per share


No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-214).

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]

                               SYNOVUS FUNDS LOGO

One Freedom Valley Drive
Oaks, PA 19456

January 29, 2007

Dear Shareholder:

A Special Meeting of Shareholders of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (collectively, "Synovus Funds"), each a series of The Advisers' Inner Circle Fund ("Trust") will be held at First Avenue, Columbus, Georgia 31901 on March 15, 2007 at 10:00 a.m., Eastern Time. Enclosed is a combined Proxy Statement/Prospectus, which contains important proposals for you to consider. You are eligible to vote on one or more of the proposals because you were a shareholder of record of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and/or Georgia Municipal Bond Funds, each a series of The Advisors' Inner Circle Fund, as of the close of the New York Stock Exchange on January 14, 2007.

The Board of Trustees of the Trust has proposed that (1) the Large Cap Core Equity Fund be reorganized with and into the Sentinel Common Stock Fund, a series of Sentinel Group Funds, Inc.; (2) the Mid Cap Value Fund be reorganized with and into the Sentinel Mid Cap Value Fund, which will be a new series of Sentinel Group Funds, Inc.; (3) the Intermediate-Term Bond Fund be reorganized with and into the Sentinel Government Securities Fund, a series of Sentinel Group Funds, Inc. and (4) the Georgia Municipal Bond Fund be reorganized with and into the Sentinel Georgia Municipal Bond Fund, which will be a new series of Sentinel Group Funds Inc., each in a federal tax-free reorganization. If the shareholders of each of the Large Cap Core Equity Fund, Mid Cap Value Fund, Intermediate-Term Bond Fund and Georgia Municipal Bond Fund approve the applicable Reorganization, they will become shareholders of the Sentinel Common Stock Fund, Sentinel Mid Cap Value Fund, Sentinel Government Securities Fund and Sentinel Georgia Municipal Bond Fund, respectively. No sales charges or redemption fees will be imposed in connection with any reorganization. In addition, we do not expect any reorganization to cause any Fund's shareholders to recognize any federally taxable gains or losses. However, each of those Synovus Funds will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to the reorganization, which may result in taxable income to that Fund's shareholders.

The Large Cap Core Equity Fund seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of U.S. issuers with a large capitalization. The Sentinel Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole by investing at least 80% of it net assets in common stocks.

Each of the Mid Cap Value Fund and the Sentinel Mid Cap Value Fund seeks long-term capital appreciation by investing at least 80% of its net assets in common stocks and other equity securities of companies with medium market capitalizations.

The Intermediate-Term Bond Fund seeks current income consistent with limited price volatility by investing at least 80% of its net assets in fixed-income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage-backed securities rated in one of the top two rating categories, and in U.S. corporate debt rated in one of the top three ratings categories. The Sentinel Government Securities Fund seeks high current income while seeking to control risk by investing at least 80% of its net assets in U.S. government securities.

Each of the Georgia Municipal Bond Fund and Sentinel Georgia Municipal Bond Fund seeks current income exempt from both federal and Georgia state income taxes, consistent with preservation of capital by investing at least 80% of its net assets in municipal securities that generate income exempt from federal and Georgia state income taxes.

We believe the Sentinel Funds offer favorable pro forma net expenses for compatible funds of larger size with attractive overall historical performance records managed by a highly respected company. The Board of Trustees of the Trust has determined that each Reorganization is in the best interests of each Synovus Fund and its shareholders, and recommends that you vote FOR the Reorganization of the Fund.

The enclosed materials provide more information. Please read this information carefully and call us at 1-866-330-1111 if you have any questions. Your vote is important to us, no matter how many shares you own.

After you review the enclosed materials, we ask that you vote FOR the Reorganization of your Fund.

Sincerely,

/S/ WILLIAM H. ROACH
----------------------
William H. Roach, Jr.
Synovus Investment Advisors, Inc.

                              QUESTIONS AND ANSWERS

                           THE VOTE IS VERY IMPORTANT

Q. On what am I being asked to vote at the upcoming Special Meeting of Shareholders on March 15, 2007?

A. Shareholders of the Large Cap Core Equity Fund are being asked to approve its reorganization with and into the Sentinel Common Stock Fund, a series of Sentinel Group Funds, Inc. Shareholders of the Mid Cap Value Fund are being asked to approve its reorganization with and into the Sentinel Mid Cap Value Fund, a new series of Sentinel Group Funds, Inc. Shareholders of the Intermediate-Term Bond Fund are being asked to approve its reorganization with and into the Sentinel Government Securities Fund. Shareholders of the Georgia Municipal Bond Fund are being asked to approve its reorganization with and into the Sentinel Georgia Municipal Bond Fund, a new series of Sentinel Group Funds, Inc. Shareholders of the Mid Cap Value Fund and Georgia Municipal Bond Fund are also being asked to approve advisory and sub-advisory agreements.

Q.   Has the Board approved each reorganization?

A. The Board of Trustees has determined that each reorganization is in the shareholders' best interests and recommends that you vote in favor of the Fund's reorganization.

Q.   How will the reorganization affect me as a shareholder?

A. If approved: Large Cap Core Equity Fund shareholders will become shareholders of the Sentinel Common Stock Fund. Mid Cap Value Fund shareholders will become shareholders of the Sentinel Mid Cap Value Fund. Intermediate-Term Bond Fund shareholders will become shareholders of the Sentinel Government Securities Fund. Georgia Municipal Bond Fund shareholders will become shareholders of the Sentinel Georgia Municipal Bond Fund.

Q.   What is the timetable for each reorganization?

A. If approved by shareholders at the Meeting, each Reorganization is expected to take effect on or about March 30, 2007.

Q.   Who will pay for each reorganization?

A. The expenses of the proxy solicitation and shareholder meeting, including legal expenses, printing, packaging, and postage, will be borne by Sentinel Asset Management, Inc., Synovus Investment Advisors, Inc. and/or their affiliates.

Q.   What will I receive in exchange for my current shares?

A.   An account will be created for you that will be credited as follows:

     Large Cap Core Equity Fund            Sentinel Common Stock Fund
              Class A                               Class A
              Class B                               Class A
              Class C                               Class C
              Institutional Class                   Class I
     Mid Cap Value Fund                    Sentinel Mid Cap Value Fund
              Class A                               Class A
              Class B                               Class A
              Class C                               Class C
              Institutional Class                   Class I

     Intermediate-Term Bond Fund           Sentinel Government Securities Fund
              Class A                               Class A
              Class B                               Class A
              Institutional Class                   Class I
     Georgia Municipal Bond Fund           Sentinel Georgia Municipal Bond Fund
              Class A                               Class A
              Institutional Class                   Class I

     with an aggregate value equal to the value of the corresponding Synovus Fund shares at the time of the Fund's reorganization. The net asset value of the Synovus Funds' shares will be determined in accordance with the procedures described in the corresponding Sentinel Funds' Prospectus and Statement of Additional Information, and in accordance with the Sentinel Funds' valuation procedures. You may receive a greater or lesser number of shares. No physical share certificates will be issued to you.

Q.   Will my Fund's reorganization result in any federal tax liability to me?

A. Each reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. However, in lieu of the normal distribution schedule described in the prospectus, each of the Synovus Funds will declare a final dividend and distribute ordinary income and realized capital gains, if any, just prior to the Reorganization, which may result in taxable income to that Fund's shareholders.

Q. Can I redeem my Synovus Fund shares before my Fund's reorganization takes place?

A. Yes. You may redeem the shares, at any time before a reorganization takes place, as set forth in the Fund's Prospectus. If you choose to do so, the request will be treated as a normal redemption of shares and may be a taxable transaction. In addition, you will be charged any applicable contingent deferred sales charge or redemption fee on the or redemption.

Q.   What happens if shareholders do not approve a reorganization?

A. If your Fund's reorganization is not approved, you will remain a shareholder of your Fund. The approval of a particular reorganization is not contingent upon the approval of the other reorganizations. However, we may reevaluate whether any reorganization should be consummated if less than all of the reorganizations are approved.

Q.   I don't own very many shares. Why should I bother to vote?

A. Your vote makes a difference. If numerous shareholders just like you fail to vote, a Fund may not receive sufficient votes to hold the meeting or approve its reorganization.

Q.   Who is entitled to vote?

A. Any person who owned shares of a Synovus Fund on the record date, which was the close of business on the New York Stock Exchange on January 14, 2007, is entitled to vote on the applicable Reorganization - even if that person later sells the shares. You may cast one vote for each share of the Large Cap Core Equity Fund, Mid Cap Value Fund, Intermediate-Term Bond Fund and Georgia Municipal Bond Fund you owned on the record date.

Q.   How can I vote?

A. Please refer to the enclosed proxy card for information on authorizing a proxy and submitting voting instructions by telephone or mail. You may also vote by attending the meeting and completing a ballot.

                           LARGE CAP CORE EQUITY FUND
                               MID CAP VALUE FUND
                           INTERMEDIATE-TERM BOND FUND
                           GEORGIA MUNICIPAL BOND FUND
                                EACH A SERIES OF
                         THE ADVISORS' INNER CIRCLE FUND

                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 1-866-330-1111

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 15, 2007

A Special Meeting of Shareholders ("Meeting") of the Large Cap Core Equity Fund ("Large Cap Fund"), Mid Cap Value Fund ("Mid Cap Fund"), Intermediate-Term Bond Fund ("Bond Fund") and Georgia Municipal Bond Fund ("Georgia Fund"), each a series of The Advisors' Inner Circle Fund ("Trust"), will be held on March 15, 2007 at First Avenue, Columbus, Georgia 31901 at 10:00 a.m., Eastern Time, for the purpose of considering and voting on the proposal(s) set forth below. Proposal 1(a), if approved by shareholders of the Large Cap Fund, will result in the transfer of the assets of the Large Cap Fund to the Sentinel Common Stock Fund ("Sentinel Common Fund"), a series of the Sentinel Group Funds, Inc, in exchange for shares of the Sentinel Common Fund. Proposal 1(b), if approved by shareholders of the Mid Cap Fund, will result in the transfer of the assets of the Mid Cap Fund to the Sentinel Mid Cap Value Fund ("Sentinel Mid Value Fund"), a new series of the Sentinel Group Funds, Inc., in exchange for shares of the Sentinel Mid Value Fund. Proposal 1(c), if approved by the shareholders of the Bond Fund, will result in the transfer of the assets of the Bond Fund to the Sentinel Government Securities Fund ("Sentinel Government Fund"), a series of Sentinel Group Funds, Inc., in exchange for shares of the Sentinel Government Fund. Proposal 1(d), if approved by shareholders of the Georgia Fund, will result in the transfer of the assets of the Georgia Fund to the Sentinel Georgia Municipal Bond Fund ("Sentinel Georgia Fund"), a new series of Sentinel Group Funds, Inc., in exchange for shares of the Sentinel Georgia Fund.

The approval of a particular Reorganization is not contingent upon the approval of any other Reorganization. However, whether any Reorganization should be consummated may be reevaluated if less than all of the Reorganizations are approved.

PROPOSAL 1(a): To approve the reorganization of the Large Cap Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 1(b): To approve the reorganization of the Mid Cap Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, including the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 1(c): To approve the reorganization of the Bond Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 1(d): To approve the reorganization of the Georgia Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, including the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 2: The transaction of such other business as may properly come before the Meeting.

Shareholders of record of the Large Cap Fund, for Proposal 1(a), Mid Cap Fund, for Proposal 1(b), Bond Fund, for Proposal 1(c) and/or Georgia Fund, for Proposal 1(d), as of the close of business on the New York Stock Exchange on January 14, 2007 are entitled to notice of and to vote at the Meeting, or any adjournment or postponement of the Meeting. Each Proposal 1(a), 1(b), 1(c) and 1(d) will be effected only if the shareholders of the Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund, respectively, vote to approve the applicable Proposal.

                             YOUR VOTE IS IMPORTANT.
             PLEASE AUTHORIZE THE PROXY BY INTERNET OR TELEPHONE OR
                 COMPLETE, SIGN, DATE AND RETURN THE PROXY CARD.

             -------------------------------------------------------

AS A SHAREHOLDER OF THE LARGE CAP FUND, MID CAP FUND, BOND FUND AND/OR GEORGIA FUND, YOU ARE ASKED TO ATTEND THE MEETING EITHER IN PERSON OR BY PROXY. WE URGE YOU TO VOTE BY PROXY. THE PROMPT AUTHORIZATION OF A PROXY WILL HELP ASSURE A QUORUM AT THE MEETING AND AVOID ADDITIONAL EXPENSES ASSOCIATED WITH FURTHER SOLICITATION. AUTHORIZING A PROXY WILL NOT PREVENT YOU FROM VOTING THE SHARES IN PERSON AT THE MEETING. YOU MAY REVOKE THE PROXY BEFORE IT IS EXERCISED BY SUBMITTING TO THE SECRETARY OF THE ADVISORS' INNER CIRCLE FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY SIGNED PROXY CARD, OR BY ATTENDING THE MEETING AND VOTING IN PERSON. A PRIOR PROXY CAN ALSO BE REVOKED BY AUTHORIZING SUBSEQUENT PROXY BY INTERNET OR TELEPHONE.

             -------------------------------------------------------

By Order of The Advisors' Inner Circle Fund Board of Trustees,


James Ndiaye
Secretary

Oaks, Pennsylvania
January 29, 2007

                           PROXY STATEMENT/PROSPECTUS

                             DATED JANUARY 29, 2007
                       RELATING TO THE REORGANIZATIONS OF

                           LARGE CAP CORE EQUITY FUND,
                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                  WITH AND INTO
                           SENTINEL COMMON STOCK FUND,
                     A SERIES OF SENTINEL GROUP FUNDS, INC.
                             One National Life Drive
                              Montpelier, VT 06504

                               MID CAP VALUE FUND,
                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                  WITH AND INTO
                          SENTINEL MID CAP VALUE FUND,
                     A SERIES OF SENTINEL GROUP FUNDS, INC.
                             One National Life Drive
                              Montpelier, VT 06504

                          INTERMEDIATE-TERM BOND FUND,
                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                  WITH AND INTO
                      SENTINEL GOVERNMENT SECURITIES FUND,
                     A SERIES OF SENTINEL GROUP FUNDS, INC.
                             One National Life Drive
                              Montpelier, VT 06504

                          GEORGIA MUNICIPAL BOND FUND,
                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                  WITH AND INTO
                      SENTINEL GEORGIA MUNICIPAL BOND FUND,
                     A SERIES OF SENTINEL GROUP FUNDS, INC.
                             One National Life Drive
                              Montpelier, VT 06504

THIS PROXY STATEMENT/PROSPECTUS IS FURNISHED IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF THE ADVISORS' INNER CIRCLE FUND, A MASSACHUSETTS BUSINESS TRUST ("TRUST"), ON BEHALF OF ITS SERIES, THE LARGE CAP CORE EQUITY FUND ("LARGE CAP FUND"), THE MID CAP VALUE FUND ("MID CAP FUND"), THE INTERMEDIATE-TERM BOND FUND ("BOND FUND") AND THE GEORGIA MUNICIPAL BOND FUND ("GEORGIA FUND") IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS ("MEETING") TO BE HELD ON MARCH 15, 2007, AT 10:00 A.M., EASTERN TIME, AT FIRST AVENUE, COLUMBUS, GEORGIA 31901 OR ANY ADJOURNMENT OR POSTPONEMENT OF THE MEETING. At the Meeting, shareholders of each of the Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund will be asked to consider and approve a proposed reorganization of their respective Fund (each a "Reorganization"), as described in the Agreement and Plan of Reorganization, each dated December 13, 2006 ("Plan of Reorganization"), between the Trust, on behalf of the Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund, and Sentinel Group Funds, Inc.

("Corporation") on behalf of the Sentinel Common Stock Fund ("Sentinel Common Fund"), Sentinel Mid Cap Value Fund ("Sentinel Mid Value Fund"), Sentinel Government Securities Fund ("Sentinel Government Fund") and Sentinel Georgia Municipal Bond Fund ("Sentinel Georgia Fund"). The Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund are sometimes referred to collectively as the "Synovus Funds." The Sentinel Common Fund, Sentinel Mid Value Fund, Sentinel Government Fund and Sentinel Georgia Fund are sometimes referred to collectively as the "Sentinel Funds." The Sentinel Funds and Synovus Funds are sometimes referred to individually as a "Fund" and collectively as the "Funds." The Corporation's Board of Directors is referred to as the "Sentinel Board." The Trust's Board of Trustees is referred to as the "Synovus Board." A copy of the Plan of Reorganization is attached as EXHIBIT A.

PROPOSAL                                       SHAREHOLDERS ELIGIBLE TO VOTE
PROPOSAL 1(a): To approve the
reorganization of the Large Cap                Record date shareholders of the
Fund in accordance with an Agreement           Large Cap Fund.
and Plan of Reorganization and the
transactions it contemplates, as
described in this Proxy Statement/Prospectus.

PROPOSAL 1(b): To approve the reorganization   Record date shareholders of the
of the Mid Cap Fund in accordance with an      Mid Cap Fund.
Agreement and Plan of Reorganization and the transactions it contemplates, including the approval of the Investment Advisory
Agreement and Investment Sub-Advisory
Agreement, as described in this Proxy
Statement/Prospectus.

PROPOSAL 1(c): To approve the reorganization   Record date shareholders of the
of the Bond Fund in accordance with an         Bond Fund.
Agreement and Plan of Reorganization and the transactions it contemplates, as described in this Proxy Statement/Prospectus.

PROPOSAL 1(d): To approve the reorganization   Record date shareholders of the
of the Georgia Fund in accordance with an      Georgia Fund.
Agreement and Plan of Reorganization and the transactions it contemplates, including the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, as described in this Proxy Statement/Prospectus.

PROPOSAL 2: The transaction of such other business as may properly come before the Meeting.

The approval of a particular Reorganization is not contingent upon the approval of any other Reorganization. However, whether any Reorganization should be consummated may be reevaluated if less than all of the Reorganizations are approved.

The Plan of Reorganization provides for (i) the transfer of the Large Cap Fund's, Mid Cap Fund's, Bond Fund's and Georgia Fund's (as applicable) assets to the Sentinel Common Fund, Sentinel Mid Value Fund, Sentinel Government Fund and Sentinel Georgia Fund, respectively, and (ii) the issuance of shares of the Sentinel Common Fund, Sentinel Mid Value Fund, Sentinel Government Fund and Sentinel Georgia Fund (as applicable) to shareholders of the Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund, respectively, as follows:

     Large Cap Fund                                    Sentinel Common Fund
              Class A                                           Class A
              Class B                                           Class A
              Class C                                           Class C
              Institutional Class                               Class I

     Mid Cap Fund                                      Sentinel Mid Value Fund
              Class A                                           Class A
              Class B                                           Class A
              Class C                                           Class C
              Institutional Class                               Class I
     Bond Fund                                         Sentinel Government Fund
              Class A                                           Class A
              Class B                                           Class A
              Institutional Class                               Class I
     Georgia Fund                                      Sentinel Georgia Fund
              Class A                                           Class A
              Institutional Class                               Class I

Each transfer is expected to occur as of 4:00 p.m., Eastern Time, ("Effective Time") on or about March 30, 2007 ("Closing Date"). The Sentinel Mid Value Fund and Sentinel Georgia Fund will be new series of the Corporation, and are not expected to have any operations until the Closing Date. The Class I shares will be new shares of each of the Sentinel Funds and are not expected to have any operations until the Closing Date.

Immediately after the transfer of each of the Large Cap Fund's, Mid Cap Fund's, Bond Fund's and Georgia Fund's (as applicable) assets, each holder of shares in the Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund, as applicable, as of the Effective Time of the applicable Reorganization, will receive a number of shares of the Class indicated in the table above of the Sentinel Common Fund, Sentinel Mid Value Fund, Sentinel Government Fund and Sentinel Georgia Fund, respectively, with the aggregate net asset value ("NAV") of the shares held in the Large Cap Fund, Mid Cap Fund, Bond Fund or Georgia Fund (as applicable) as of the Effective Time.

The net asset value of the Synovus Funds' shares will be determined in accordance with the procedures described in the corresponding Sentinel Funds' Prospectus and Statement of Additional Information, and in accordance with the Sentinel Funds' valuation procedures. While the valuation procedures and pricing services used by the Synovus Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having different values at the valuation time than was used to calculate the net asset value of an applicable Synovus Fund prior to such time. As a result, the dollar value of a Synovus Fund's shareholder's investment may be different after the applicable Reorganization than it was before. The differences between the pricing procedures of the Synovus Intermediate-Term Bond and Georgia Municipal Bond Funds and the Sentinel Government Securities and Sentinel Georgia Municipal Bond Funds, respectively, are expected to positively impact the net asset value per share, although it is possible this could not occur.

The Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund are each series of the Trust. The Sentinel Common Fund, Sentinel Mid Value Fund, Sentinel Government Fund and Sentinel Georgia Fund are or will be each series of the Corporation. Each of the Trust and the Corporation is an open-end, management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). Currently, each Sentinel Fund is advised by Sentinel Asset Management, Inc. ("SAM"). Sentinel Financial Services, Inc. ("SFSI") is the principal underwriter and Sentinel Administrative Services, Inc. ("SASI") is the transfer agent and administrator for each Sentinel Fund. Currently, each Synovus Fund is advised by Synovus Investment Advisors, Inc. ("Synovus"), a subsidiary of Synovus Financial Corp. ("SFC"). SEI Investments Distribution Co. ("SEI Distribution") is the principal underwriter and SEI Investments Global Fund Services ("SEI Fund Services") is the administrator of each Synovus Fund. The Mid Cap Fund is sub-advised by Steinberg Asset Management, LLC ("Steinberg").

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the Large Cap Fund, Mid Cap Fund, Bond Fund and/or Georgia Fund should know before voting on the applicable Reorganization, and it should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 29, 2007, relating to this Proxy Statement/Prospectus and the Reorganization, which includes certain financial information about the Funds, has been filed with the SEC and is incorporated by reference in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free 1-800-282-3863.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions, and investment limitations, of the Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund, see the Prospectus dated March 1, 2006 and Statement of Additional Information dated March 1, 2006, as they may be amended and/or supplemented, which have been filed with the SEC and which are incorporated by reference into this Proxy Statement/Prospectus. Further information about the Synovus Funds' performance is contained in their Annual Report for their fiscal year ending October 31, 2005 and Semi-Annual Report relating to the period ending April 30, 2006. Each of these Annual Reports and Semi-Annual Reports are incorporated by reference herein. Copies of the Synovus Funds' Prospectus and Statement of Additional Information, and Annual and Semi-Annual Reports, are available upon request and without charge by writing to the Synovus Funds c/o SEI Investments Distribution Co. at One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free at 1-866-330-1111.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions of the Sentinel Common Fund and Sentinel Government Fund, see the Prospectus dated March 30, 2006 and Statement of Additional Information dated March 30, 2006, as they may be amended and/or supplemented, which have been filed with the SEC. For a more detailed discussion of the investment objectives, policies, risks, and restrictions of the Sentinel Mid Value Fund and Sentinel Georgia Fund, see the preliminary Prospectus and Statement of Additional Information, as they may be amended and/or supplemented, which were filed with the SEC on December 15, 2006. Each such Statement of Additional Information is incorporated by reference herein. Copies of the Sentinel Funds' Prospectus and Statement of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free 1-800-282-3863.

This Proxy Statement/Prospectus is expected to be sent to shareholders on or about January 29, 2007.

--------------------------------------------------------------------------------
         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         THE SHARES OFFERED BY THIS PROXY STATEMENT/PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                           PAGE

SYNOPSIS.....................................................................

     Introduction............................................................

     The Reorganizations.....................................................

     Synovus Board Recommendation............................................

     The Funds...............................................................

     Fees and Expenses.......................................................

     Investment Advisors, Sub-Advisors and Portfolio Managers................

     Comparison of Principal Investment Objectives,
      Strategies and Policies..................................

     Comparison of Investment Limitations....................................

     Distribution and Shareholder Servicing Arrangements.....................

     Comparison of Purchase, Redemption and Exchange
      Policies and Procedures.................................

     Dividends and Other Distributions and Taxation..........................

CURRENT AND PROPOSED ADVISORY AGREEMENTS.....................................

COMPARISON OF PRINCIPAL INVESTMENT RISKS.....................................

     Principal Investment Risks..............................................

     Primary Differences.....................................................

INFORMATION RELATING TO THE REORGANIZATIONS..................................

     Description of the Reorganizations......................................

     Costs of the Reorganizations............................................

     Federal Income Taxes....................................................

     Federated Fund shares and Capitalization................................

REASONS FOR THE REORGANIZATIONS..............................................

SHAREHOLDER RIGHTS...........................................................

MORE INFORMATION ABOUT THE FUNDS.............................................

SYNOVUS BOARD RECOMMENDATION.................................................

VOTING MATTERS...............................................................

     General Information.....................................................

     Voting Rights and Required Vote.........................................

     Record Date and Outstanding shares......................................

     Security Ownership of Certain Beneficial Owners
      and Management..........................................

OTHER BUSINESS AND DISCRETION OF ATTORNEYS NAMED IN PROXY....................

SHAREHOLDER INQUIRIES........................................................

Annex A - Summary of Investment Limitations..................................

EXHIBIT A - Agreement and Plan of Reorganization.............................A-1
EXHIBIT B - Synovus Investment Advisory Agreement............................B-1
EXHIBIT C - Sentinel Investment Advisory Agreement...........................C-1
EXHIBIT D - Steinberg Investment Sub-Advisory Agreement......................D-1
EXHIBIT E - Form of Sentinel Investment Sub-Advisory Agreement...............E-1
EXHIBIT F - Additional Information About the Sentinel Common
              and Sentinel Government Funds..................................F-1

                                    SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, investment limitations, and distribution, purchase, exchange and redemption procedures of the Synovus Funds with those of the Sentinel Funds. It is a summary of some information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. A copy of the Plan of Reorganization is attached to this Proxy Statement/Prospectus as EXHIBIT A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read each Fund's Prospectus, as it may be amended and/or supplemented.

INTRODUCTION

AGREEMENT AMONG SYNOVUS, SFC AND SAM. Synovus and SFC entered into an Agreement with SAM dated December 13, 2006 ("Purchase Agreement") regarding the sale by Synovus to SAM of certain assets relating to Synovus' business of providing investment advisory and investment management services to the Synovus Funds, Synovus' and its affiliates' cooperation in connection with the Reorganizations, the payment of transaction expenses, and related matters. The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of the Reorganizations, among other things. If not all the Reorganizations are approved, Synovus, SFC and SAM may reevaluate whether they will consummate the Agreement. Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and the Plan of Reorganization are met, shareholders of each Synovus Fund will become shareholders of a corresponding Sentinel Fund. If this occurs, Synovus is expected to receive compensation under the Purchase Agreement on the Closing Date (defined below).

Under the Purchase Agreement, SAM has agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Sentinel Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least 75% of the Sentinel Board are not "interested persons" (as that term is defined in the 1940 Act) of the Sentinel Funds' investment advisor or any interested person; (ii) no "unfair burden" (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of each Reorganization; and (iii) each vacancy on the Sentinel Board is filled by a person who is not an interested person of the Sentinel Funds' investment advisor so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons. SAM may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act.

It is also possible that retail broker/dealers affiliated with Synovus and/or SFC may be entitled to receive under agreements with SAM, the Sentinel Family of Funds and/or an affiliate commissions and distribution, marketing, servicing, account administration and/or similar fees on shareholder accounts in the funds in the Sentinel Family of Funds for which it serves as the broker or dealer of record. These arrangements are not contingent upon the Reorganizations.

AGREEMENT AMONG GLOBALT, INC. ("GLOBALT") AND SAM. If the Reorganization of the Georgia Fund occurs, GLOBALT, an affiliate of Synovus and a subsidiary of SFC, and SAM also expect to enter into an investment sub-advisory agreement with respect to the Sentinel Georgia Fund.

THE REORGANIZATIONS

BACKGROUND. Pursuant to the Plan of Reorganization (attached as EXHIBIT A), each Synovus Fund will transfer its assets to the corresponding Sentinel Fund in exchange for shares of such Sentinel Fund. Holders of Class A, Class B, Class C and Institutional Class shares of each Synovus Fund will receive Class A, Class A, Class C and Class I shares, respectively, of the corresponding Sentinel Fund. None of the Reorganization transactions will be subject to any front-end or contingent deferred sales charges or redemption fees. The result of each Reorganization is that shareholders of each Synovus Fund will become shareholders of the corresponding Sentinel Fund.

TAX CONSEQUENCES. Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If a Reorganization so qualifies, shareholders of each applicable Synovus Fund will not recognize a gain or a loss for federal income tax purposes in the transactions contemplated by that Reorganization. However, each Synovus Fund will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to its Reorganization, which may result in taxable income to that Synovus Fund's shareholders. Shareholders of the Synovus Funds should consult their tax advisors regarding the effect, if any, of their Synovus Fund's Reorganization in light of their individual circumstances. Moreover, because the foregoing discussion only relates to the federal income tax consequences of each Reorganization, those shareholders also should consult their tax advisors about foreign, state and local tax consequences, if any, of the applicable Reorganization. For more information with respect to the tax consequences of the Reorganizations, see "Federal Income Taxes" below.

RISK FACTORS. The principal investment risks of each Synovus Fund and the corresponding Sentinel Fund are substantially similar. The primary differences are (1) the Sentinel Government Fund is principally subject to the risks of investing in dollar roll transactions and the impact of significantly higher portfolio turnover, while the Bond Fund is not and (2) the Sentinel Common Fund is principally subject the risk of investing in securities traded in Canada, while the Large Cap Fund is not. For more information with respect to the Synovus Funds' and Sentinel Funds' risk factors, see "Comparison of Principal Investment Risks" below.

SYNOVUS BOARD RECOMMENDATION

The Synovus Board, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act ("Independent Trustees"), has concluded that each Reorganization is advisable and in the best interests of the applicable Synovus Fund and its shareholders, and that the interests of existing shareholders in each Fund would not be diluted as a result of the transactions contemplated by each Reorganization.

--------------------------------------------------------------------------------
                 THE SYNOVUS BOARD RECOMMENDS THAT YOU VOTE FOR
                        THE REORGANIZATION OF YOUR FUND.
--------------------------------------------------------------------------------

THE FUNDS

The Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund are series of the Trust, which was organized as a Massachusetts business trust on July 18, 1991. The Sentinel Common Fund, Sentinel Mid Value Fund, Sentinel Government Fund and Sentinel Georgia Fund are or will be series of the Corporation, which was originally organized as a Delaware corporation on December 5, 1933 and was reorganized as a Maryland corporation on February 28, 1973. Each of the Trust and the Corporation is an open-end, management investment company that offers redeemable shares in different classes and/or series. The Large Cap and Mid Cap Funds each offer Class A, Class B, Class C and Institutional Class shares. The Bond Fund offers Class A, Class B and Institutional Class shares. The Georgia Fund offers Class A and Institutional Class shares. The Sentinel Common Fund offers Class A, Class B and Class C shares and will offer Class I shares. However, the Sentinel Common Fund's Class B shares are, with certain exceptions, closed to purchases. The Sentinel Government Fund offers Class A and Class C shares and will offer Class I shares. The Sentinel Mid Value Fund will offer Class A, Class C and Class I shares. The Sentinel Georgia Fund will offer Class A and Class I shares. See "More Information About the Funds" below.

FEES AND EXPENSES

The Funds, like all mutual funds, incur certain expenses in their operations, and, as an investor, you may pay fees and expenses to buy and hold shares of a Fund. You may pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly because they are deducted from Fund assets. These expenses may include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison, distribution services and other activities.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of a Fund. The PRO FORMA line items show expenses of each Sentinel Fund as if the applicable Reorganization had occurred on the first day of the fiscal year ended November 31, 2005. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred during each Fund's fiscal period ended October 31, 2005, for the Synovus Funds, and November 30, 2005, for the Sentinel Funds. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

SHAREHOLDER FEES


FUND                                                  MAXIMUM SALES CHARGE                           REDEMPTION FEE(3)
                                                                               INSTITUTIONAL
                             CLASS A(4)        CLASS B(5)     CLASS C(6)       CLASS/ CLASS I
Large Cap and Mid Cap        5.75%(1)          5.00%          1.00%            None                  None
Sentinel Common and                                                                                  1% on shares held
Sentinel Mid Value           5.00%(2)          N/A            1.00%            None                  for 15 days or less
---------------------------- ----------------- -------------- ---------------- --------------------- --------------------
Intermediate-Term Bond       4.50%(1)          5.00%          1.00%            None                  None
                                                                                                     1% on shares held
Sentinel Government          4.00%(2)          N/A            1.00%            None                  for 15 days or less
---------------------------- ----------------- -------------- ---------------- --------------------- --------------------
Georgia                      4.50%(1)          5.00%          1.00%            None                  None
Sentinel Georgia             4.00%(2)          N/A            1.00%            None                  1% on shares held
                                                                                                     for 15 days or less
---------------------------- ----------------- -------------- ---------------- --------------------- --------------------

ANNUAL FUND OPERATING EXPENSES
FUND                              MANAGEMENT       12B-1     OTHER    TOTAL ANNUAL
                                     FEE            FEE     EXPENSES   OPERATING
                                                                       EXPENSES
Large Cap
    Class A                           0.60%         0.25%    0.26%    1.11%
    Class B                           0.60%         1.00%    0.26%    1.86%
    Class C                           0.60%         1.00%    0.26%    1.86%
    Institutional Class               0.60%         0.00%    0.26%    0.86%
Sentinel Common
    Class A                           0.65%(7)      0.30%    0.20%    1.15%(8),(10)
    Class C                           0.65%(7)      1.00%    0.54%    2.19%(8),(10)
PRO FORMA - Sentinel Common
    Class A                           0.65%(7)      0.30%    0.20%    1.15%(8),(10)
    Class C                           0.65%(7)      1.00%    0.34%    1.99%(8),(10)
    Class I                           0.65%(7)      0.00%    0.11%    0.76%(8),(9),(10)
---------------------------------- ----------- ---------- ----------- ----------------

Mid Cap
    Class A                           0.75%         0.25%    0.35%    1.35%(11)
    Class B                           0.75%         1.00%    0.35%    2.10%(11)
    Class C                           0.75%         1.00%    0.35%    2.10%(11)
    Institutional Class               0.75%         0.00%    0.35%    1.10%(11)
PRO FORMA - Sentinel Mid Value
    Class A                           0.75%(7)      0.30%    0.27%    1.32%(9)
    Class C                           0.75%(7)      1.00%    0.27%    2.02%(9)
    Class I                           0.75%(7)      0.00%    0.16%    0.91%(9)
---------------------------------- ----------- ---------- ----------- ----------------


                                      -3-


Bond
    Class A                           0.45%         0.25%    0.26%    0.96%
    Class B                           0.45%         1.00%    0.26%    1.71%
    Institutional Class               0.45%         0.00%    0.26%    0.71%
Sentinel Government
    Class A                           0.50%(7)      0.20%    0.32%    1.02%(8)
PRO FORMA - Sentinel Government
    Class A                           0.50%(7)      0.20%    0.26%    0.96%(8)
    Class I                           0.50%(7)      0.00%    0.16%(9) 0.66%(8),(9)
---------------------------------- ----------- ---------- ----------- ----------------

Georgia
    Class A                           0.45%         0.25%    0.36%    1.06%
    Institutional Class               0.45%         0.00%    0.36%    0.81%
PRO FORMA - Sentinel Georgia
    Class A                           0.45%(7)      0.20%    0.31%    0.96%(9)
    Class I                           0.45%(7)      0.00%    0.15%(9) 0.60%(9)


(1) Even though investors do not pay a sales charge on purchases of $1,000,000 or more of Class A shares, Synovus or an affiliate may pay dealers a 1.00% commission for these transactions.
(2) In addition, investors pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if investors bought them without an initial sales charge as part of an investment of $1,000,000 or more.
(3) If investors redeem by wire transfer, the Sentinel Funds may assess a wire charge of $20.00.
(4)  This sales charge varies depending upon how much investors invest.
(5) This sales charge is imposed if investors sell Class B shares within one year of the purchase and decreases over time, depending on how long investors own the shares.
(6) This sales charge will be imposed if investors sell Class C shares within one year of the date of purchase.
(7) The Sentinel Common Fund pays an advisory fee at the rate of 0.70% per annum on the first $500 million of the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion. The Sentinel Mid Value Fund pays an advisory fee at the rate of 0.75% per annum on the first $500 million of the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion. The Sentinel Government Fund pays an advisory fee at the rate of 0.55% per annum on the first $200 million of the aggregate average daily net assets of the Sentinel Government Fund and the Sentinel Short Maturity Government Fund, also a series of the Corporation; 0.50% per annum on the next $200 million of such assets; 0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets and $ 0.35% per annum on such assets over $ 2 billion. The Sentinel Georgia Fund pays an advisory fee at the rate of 0.45% per annum on the first $1 billion of the Fund's average daily net assets; 0.40% per annum on the next $1 billion of such assets and $ 0.35% per annum on such assets over $ 2 billion.
(8) Management Fees and Total Annual Fund Operating Expenses based on the Funds' 2005 fiscal year have been restated as if the advisory fee schedule effective December 19, 2005 had been in place on December 1, 2004. The Sentinel Government Fund's Total Annual Fund Operating Expenses have also been restated as if the reorganization effective September 23, 2005 had occurred on December 1, 2004.
(9) Total Annual Fund Operating Expenses are estimated for the current fiscal year for the Class I shares of the Sentinel Common Fund; Class A, Class C and Class I shares of the Sentinel Mid Value Fund; Class I shares of the Sentinel Government Fund; and Class A and Class I shares of the Sentinel Georgia Fund.
(10) SAM has agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses of the Class A shares of the Common Stock Fund will be no more than 1.10% until December 19, 2007. The other classes of shares of these Funds will benefit from this arrangement to the extent SAM waives its advisory fee to meet this commitment.


                                      -4-

(11) Actual total annual Fund operating expenses for the most recently completed fiscal year were less than the amount shown above because Synovus has voluntarily agreed to limit the expenses of the Fund to the extent necessary to keep its actual total annual Fund expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding a specified level. Synovus may change or cancel this expense limitation at any time. In addition, Synovus may enter into arrangements with certain broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a portion of the Fund's brokerage business. As a result of these arrangements, the Fund's expenses generally may be reduced, which in turn may reduce the cost to Synovus of its voluntary expense limit. The Fund's actual total annual operating expenses were as follows:

FUND           CLASS A       CLASS B        CLASS C       INSTITUTIONAL CLASS
Mid Cap        1.34%         2.09%          2.09%         1.09%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund's operating expenses remain the same, and that the investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. Although the actual costs may be higher or lower, based on these assumptions the costs would be as shown below. NOTE THAT THE AMOUNTS SHOWN DO NOT REFLECT THE WAIVERS OR REIMBURSEMENTS.

The Examples are based on each of the Sentinel Common and Sentinel Government Fund's 2005 fiscal year restated as if the advisory fee schedule effective December 19, 2005 had been in place on December 1, 2004. The Sentinel Government Funds' Example has also been restated as if the reorganization effective September 23, 2005 had occurred on December 1, 2004. Examples are estimated for the Class I shares of the Sentinel Common Fund; Class A, Class C and Class I shares of the Sentinel Mid Value Fund; Class I shares of the Sentinel Government Fund; and Class A and Class I shares of the Sentinel Georgia Fund.



FUND                                       1 YEAR      3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------
Large Cap
    Class A                                 $682         $908      $1,151       $1,849
    Class B (If you redeem)                  689          885       1,206        2,180
    Class B (If you do not redeem)           189          585       1,006        2,180
    Class C (If you redeem)                  289          585       1,006        2,180
    Class C (If you do not redeem)           189          585       1,006        2,180
    Institutional Class                       88          274         477        1,061
Sentinel Common
    Class A                                  611          847       1,101        1,828
    Class C (If you redeem)                  322          685       1,175        2,524
    Class C (If you do not redeem)           222          685       1,175        2,524
PRO FORMA - Sentinel Common
    Class A                                  611          847       1,101        1,828
    Class C (If you redeem)                  302          624       1,073        2,317
    Class C (If you do not redeem)           202          624       1,073        2,317
    Class I                                   78          243         422          942

-------------------------------------- ---------- ------------ ----------- ------------

                                      -5-


FUND                                       1 YEAR      3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------
Mid Cap                                     $705         $978      $1,272       $2,105
    Class A
    Class B (If you redeem)                  713          958       1,329        2,431
    Class B (If you do not redeem)           213          658       1,129        2,431
    Class C (If you redeem)                  313          658       1,129        2,431
    Class C (If you do not redeem)           213          658       1,129        2,431
    Institutional Class                      112          350         606        1,340
PRO FORMA - Sentinel Mid Value
    Class A                                  628          897       1,187        2,011
    Class C (If you redeem)                  305          634       1,088        2,348
    Class C (If you do not redeem)           205          634       1,088        2,348
    Class I                                   93          290         504        1,120

-------------------------------------- ---------- ------------ ----------- ------------
Bond                                        $544         $742        $957       $1,575
    Class A
    Class B (If you redeem)                  674          839       1,128        2,109
    Class B (If you do not redeem)           174          539         928        2,109
Sentinel Government
    Class A                                  500          712         941        1,598
PRO FORMA - Sentinel Government
    Class A                                  494          694         910        1,531
    Institutional Class                       67          211         368          822
-------------------------------------- ---------- ------------ ----------- ------------
Georgia                                     $529         $697        $879       $1,407
    Class A
    Institutional Class                       83          259         450        1,002
PRO FORMA - Sentinel Georgia
    Class A                                  544          742         957        1,575
    Class I                                   61          192         335          750


INVESTMENT ADVISORS, SUB-ADVISORS AND PORTFOLIO MANAGERS

SYNOVUS FUNDS. Synovus is the investment advisor to each of the Synovus Funds and is registered as an investment advisor under the Investment Advisers Act of 1940 ("Advisers Act"). Its principal business address is 1234 First Avenue, Columbus, GA 31901. Synovus is a subsidiary of SFC and was formed primarily to provide asset management services to the Synovus Funds and other clients of Synovus.

Synovus makes investment decisions for each of the Funds, other than the Mid Cap Fund, and continuously reviews, supervises and administers the Synovus Funds' respective investment programs. Synovus oversees Steinberg for the Mid Cap Fund to ensure compliance with that Fund's investment policies and guidelines, and monitors Steinberg's adherence to its investment style. Steinberg is registered as an investment advisor under the Advisers Act. Its principal business address is 12 East 49th Street, Suite 1202, New York, NY 10017-1028. The Synovus Board supervises Synovus and Steinberg and establishes policies that Synovus and Steinberg must follow in their management activities.

For the fiscal year ended October 31, 2005, Synovus received advisory fees (after waivers) as a percentage of average daily net assets of: Large Cap Fund 0.60%; Mid Cap Fund 0.74%; Bond Fund 0.45%; Georgia Fund 0.45%. Synovus pays Steinberg out of the fees it receives. A discussion regarding the basis for the Board of Trustees approving the Synovus Funds' investment advisory contract is available in the Funds' annual report dated October 31, 2006.

Synovus and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust or agency accounts that invest in the Funds. Synovus may also receive compensation for acting as the Funds' investment advisor in cases where the compensation is not duplicative of the compensation those accounts pay for fiduciary and non-fiduciary services. Synovus and its affiliates may also receive compensation in connection with the following:

Brokerage firms affiliated with Synovus, including Synovus Securities, Inc., acting as dealer in connection with the sale of Class A, Class B or Class C shares of the Funds, are entitled to receive a commission of up to the entire amount of the sales charge. In addition, to the extent that shares are held through Synovus or any of its affiliates providing custodial, brokerage or investment-related services, including Synovus Securities, Inc., those entities may receive the distribution and/or servicing fees, payable from the Fund's assets, applicable to that class of shares.

When purchasing and selling portfolio securities for the Synovus Funds, Synovus, as the Funds' investment advisor, may place trades through its affiliates providing brokerage services, including Synovus Securities, Inc., consistent with its best execution obligations and the Funds' affiliated brokerage procedures. These brokerage affiliates will generally earn commissions on these transactions. For more information on the Synovus Funds' brokerage practices, please refer to the Statement of Additional Information. Synovus Securities, Inc. is a wholly-owned brokerage subsidiary of SFC.

The following are the Synovus Funds' portfolio managers:

Synovus manages the Funds using a team of investment professionals. No one person is primarily responsible for making investment recommendations to the team. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

Megan L. Busby, CFA, is a Vice President and Senior Portfolio Manager with over 18 years of investment experience. Ms. Busby co-manages the Bond and Georgia Funds. She holds an undergraduate degree from the Georgia Institute of Technology, an MBA from Georgia State University, and has been a Chartered Financial Analyst since 1990. She joined Synovus in 1987.

John Gross, CFA, is a Vice President and Senior Portfolio Manager with over 24 years of investment management experience. Mr. Gross co-manages the Large Cap Fund. He graduated from the University of Missouri with a BA, the University of Nebraska with an MA, and the University of West Florida with an MBA. He joined Synovus in 2000 as a Senior Portfolio Manager responsible for the Florida market. Before joining Synovus, Mr. Gross spent 17 years as a Vice President and Portfolio Manager at Citizens & Peoples Bank, which was ultimately acquired by Bank of America.

Neal Price is a Vice President and Senior Portfolio Manager with over 19 years of investment experience. Mr. Price co-manages the Large Cap, Bond, and Georgia Funds. Mr. Price holds an MBA from Samford University, where he graduated with honors and received the Graduate Award for Outstanding Achievement. He earned a BS at the University of South Carolina. Mr. Price worked for Compass Bancshares from 1993 until he joined Synovus in 1998. He is a member of the National Honor Society for Business and the Alabama Security Dealers Association.

Nathan Love is a Portfolio Manager who has been with Synovus since 1998. Mr. Love co-manages the Large Cap, the Bond and Georgia Funds. He earned a BS degree at the Citadel, the Military College of South Carolina and is a graduate of Cannon Financial Institute.

Matthew D. Weatherly is a Portfolio Manager. Mr. Weatherly co-manages the Large Cap, Bond and Georgia Funds. He earned a BS degree in finance from Birmingham Southern College and earned his MBA in International Finance from the University of South Carolina in 2000. He joined Synovus in 2000.

Michael A. Steinberg is the Managing Member and Portfolio Manager/Analyst at Steinberg, which he formed in 1982. Mr. Steinberg oversees the firm's investment process and is the primary manager of the Mid Cap Fund. He earned an MBA from the University of California at Berkeley.

Janet Navon is a Managing Director and Portfolio Manager with Steinberg, which she joined in 1998. Ms. Navon co-manages the Mid Cap Fund. She earned a BSFS from the Georgetown University School of Foreign Service and an MBA from Columbia University Graduate School of Business.

SENTINEL FUNDS. SAM manages the Sentinel Funds' investments and their business operations under the overall supervision of the Sentinel Board. SAM has the responsibility for making all investment decisions for the Funds, except where it has retained a sub-advisor to make the investment decisions for a Fund. SAM expects to retain GLOBALT and Steinberg as the sub-advisor to manage the investments of the Sentinel Georgia Fund and Sentinel Mid Value Fund, respectively.

SAM is a wholly owned subsidiary of the NLV Financial Corporation. Its principal business address is One National Life Drive, Montpelier, Vermont 05604. GLOBALT is a wholly owned subsidiary of Synovus Financial Corp. Its principal business address is 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, GA 30305. Information regarding Steinberg is provided above.

Sentinel, not the Funds, will pay all sub-advisory fees to GLOBALT and Steinberg. Under the Sentinel Funds' investment advisory contracts, the Sentinel Funds paid SAM's fees, which were, for the fiscal year ended November 30, 2005: for the Sentinel Common Fund, 0.55% of the Fund's average daily net assets, and for the Sentinel Government Fund, 0.50% of the Fund's average daily net assets. The Sentinel Mid Value Fund and Sentinel Georgia Fund are not shown here because they are expected to first be offered on March 30, 2007.

The Sentinel Common and Sentinel Government Funds' advisory agreements were amended effective December 19, 2005. If the amended agreements had been in place during the entire fiscal year ended November 30, 2005, the Funds' would have paid SAM the following fees: for the Sentinel Common Fund, 0.65% of the Fund's average daily net assets, and for the Sentinel Government Fund, 0.50% of the Fund's average daily net assets.

A discussion regarding the basis for the Sentinel Board approving the Sentinel Fund's investment advisory contracts is available in the Funds' Annual Report for the fiscal year ended November 30, 2006 or, with respect to the Sentinel Mid Value and Sentinel Georgia Funds, in this combined proxy statement/prospectus.

The following are the Sentinel Funds' portfolio managers:

SAM's staff is organized as six teams. The International Team is headed by Katherine Schapiro. The Large-Cap Growth Team is headed by Elizabeth R. Bramwell. The Large-Cap Blend Team is headed by Daniel J. Manion. The Mid-Cap Growth Team is headed by Paul Kandel. The Small-Cap Team is headed by Charles C. Schwartz. The Fixed-Income Team is headed by Thomas H. Brownell. All of the teams include additional portfolio managers and a number of analysts.

Mr. Manion manages the Sentinel Common Fund. Mr. Manion has been associated with SAM since 1993 and is the Director of Equity Research for SAM. Mr. Manion has managed or been an analyst on the Fund since 1994. Mr. Manion holds the Chartered Financial Analyst designation.

Mr. Brownlee manages the Sentinel Government Fund. Mr. Brownlee has been associated with SAM since 1993, and has managed the Fund since 1993. Mr. Brownlee holds the Chartered Financial Analyst designation.

Ms. Busby, Gregory E. Paulette and Gary E. Fullam are expected to co-manage the Sentinel Georgia Fund. Information regarding Ms. Busby is provided above. Mr. Paulette has been associated with GLOBALT since 1993 and is the Chief Investment Strategist and Member of the Investment Policy & Executive Committees for GLOBALT. Mr. Paulette holds the Chartered Financial Analyst designation. Mr. Fullam has been associated with GLOBALT since 1990 and is the Chief Investment Officer and Member of the Investment Policy and Executive Committees for GLOBALT. Mr. Fullam holds the Chartered Financial Analyst designation.

The portfolio managers of the Mid Cap Fund, described above, are expected to manage the Sentinel Mid Value Fund.

The Sentinel Funds' Statements of Additional Information provides additional information about their compensation, the other accounts they manage and their ownership of securities in the Fund.

COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND POLICIES

This section will help you compare the principal investment objectives and policies of each Fund. Please be aware that this is only a brief discussion. More complete information may be found in each Fund's Prospectus, as they may be amended and/or supplemented.


SENTINEL COMMON FUND                                           LARGE CAP FUND
PRINCIPAL INVESTMENT OBJECTIVE                                 PRINCIPAL INVESTMENT OBJECTIVE
------------------------------                                 ------------------------------
A combination of growth of capital,  current income, growth    Long-term capital appreciation
of income  and  relatively  low risk as  compared  with the
stock market as a whole

PRINCIPAL INVESTMENT STRATEGIES                                PRINCIPAL INVESTMENT STRATEGIES
-------------------------------                                -------------------------------
The Fund  normally  invests  at least 80% of its net assets    The Fund  invests  primarily  (at  least  80% of its net
in common stocks.  This principal  investment strategy is a    assets  at the  time  of  initial  purchase)  in  equity
non-fundamental  policy that may not be changed  without 60    securities of U.S.  issuers with a large  capitalization
days' prior written notice to the Fund's shareholders.         (in  excess of $5  billion).  The Fund  will not  change
                                                               this 80% policy  without 60 days' prior  written  notice
The Fund  invests  mainly  in a  diverse  group  of  common    to shareholders.
stocks  of  well-established  companies,  most of which pay
regular  dividends.  When  appropriate,  the Fund  also may    The Fund is  managed  with a goal of  long-term  capital
invest in preferred  stocks or debentures  convertible into    appreciation  and is actively managed to hold securities
common  stocks.  SAM's  philosophy  is based on a long-term    that  Synovus  believes are of high  earnings  potential
view  and   emphasizes   diversification,   high   quality,    and  management  quality.  Synovus  screens  over  6,000
valuation  discipline  and  below-average  risk.  SAM looks    companies for market capitalization,  trading liquidity,
for  securities  of  superior  companies  with  a  positive    balance  sheet  quality  and  earnings   predictability.
multi-year  outlook offered at attractive  valuation levels    Companies   that  progress   beyond  this  initial  risk
based on a number of metrics,  including  value relative to    reduction   screening  are   candidates  for  value  and
its history,  peers and/or  market over time.  Although the    momentum screening.  Value factors considered by Synovus
Fund may  invest in any  economic  sector,  at times it may    include sector  relative low price to earnings and price
emphasize one or more particular sectors.                      to  sales   ratios,   as  well  as   dividend   discount
                                                               valuations. Price momentum and earnings estimates are
                                                               used to identify growth stocks. The top 300 companies
                                                               remaining at this point in the screening process are
                                                               further reduced to approximately 75 based on macroeconomic and sector analysis.

                                                               Due to its investment strategy, the Fund may buy and
                                                               sell securities frequently. This may result in higher
                                                               transaction costs and additional capital gains tax
                                                               liabilities to investors.

Up to 25% of the Fund's assets may be invested in securities   Up to 25% of total assets may be invested in
within a single industry.                                      securities of one or more issuers conducting their
                                                               principal business activities in the same industry.


                                      -9-

SENTINEL COMMON FUND                                           LARGE CAP FUND

The Fund may invest without limitation in foreign securities, although only where they are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

The Fund may use derivative instruments                        The Fund may use derivatives to gain exposure to
(e.g., futures and options  agreements) for hedging            various markets in a cost efficient manner, to reduce
purposes,  and for other investment purposes such as           transaction costs, alter duration or to remain fully
replicating permitted investments, as long as                  invested. It may also invest in derivatives to protect
such investments do not have the effect of leveraging          it from broad fluctuations in market prices, interest
portfolio risks. It may establish derivative positions         rates or foreign currency exchange rates. The Fund is
only when immediately thereafter not more than 5% of its       not required to use derivatives and may choose not to
total assets are held in derivative positions.                 do so.
The Fund is not required to use hedging and may
choose not to do so.

The Fund may invest up to 25% of net assets in                 The Fund normally uses repurchase agreements to earn
repurchase agreements, provided the counterparty               income on assets that are not invested. When a Fund
maintains the value of the underlying securities at a          enters into a repurchase agreement it will pay
value not less than 102% of the repurchase price               for the underlying securities only upon physically
stated in the agreement. Under a repurchase agreement,         receiving them or upon evidence of their receipt in
a Fund purchases bonds and simultaneously agrees to            bookentry form and require the counter party to
resell these bonds to a counterparty at a prearranged          add to the collateral whenever the price of the
time and specific price.                                       repurchase agreement rises above the value of the
                                                               underlying security  (i.e.,  it will  require the
                                                               borrower to "mark to the market" on a daily basis).

The Fund may invest up to 100% of its assets in cash,          During  unusual  economic or market  conditions,  or for
commercial  paper,  high-grade  bonds, or cash  equivalents    temporary defensive or liquidity purposes,  the Fund may
for  temporary  defensive  reason  if SAM  believes  that      invest  up  to  100%  of  its  assets  in  money  market
adverse  market orother conditions warrant.  This is to        instruments  that  would not  ordinarily  be  consistent
attempt  to  protect  the Fund's  assets  from a  temporary    with the Fund's objectives. The Fund will do so only if
unacceptable  risk of loss.  If the Fund takes a  temporary    Synovus believes that the risk of loss outweighs the
defensive  position,  it may  not  achieve  its  investment    opportunity for capital gains. Of course, the Fund
objective.                                                     cannot guarantee that it will achieve its investment
                                                               goal.


PRIMARY DIFFERENCES. The Sentinel Common Fund seeks current income and low risk in addition to the capital growth sought by both the Sentinel Common and Large Cap Funds. The Sentinel Common Fund's "80%" policy is more restrictive than the Large Cap Fund's in that the Sentinel Common Fund must invest in common stocks, while the Large Cap Fund may invest in all equity securities. The Large Cap Fund is also required to invest at least 80% of its net assets in large-capitalization securities, while the Sentinel Common Fund has no capitalization limitation. Also, the portfolio managers for the Sentinel Common and Large Cap Funds have differing investment styles, which may result in the Sentinel Common Fund's portfolio manager choosing different securities than the Large Cap Fund's portfolio managers. Unlike the Large Cap Fund, the Sentinel Common Fund does not expect its investment strategy to result in higher portfolio turnover. However, the actual portfolio turnover rates for both these Funds in the fiscal years 2004 and 2005 have been less than 60%. The Sentinel Common Fund may invest in more foreign securities, such as American Depositary Receipts, than the Large Cap Fund. The Sentinel Common Fund is restricted in the use of derivatives to 5% of total assets, while the Large Cap Fund is not. The Sentinel Common Fund has restrictions on its investments in repurchase agreements that the Large Cap Fund does not. See "Comparison of Investment Limitations" below for a further discussion of the Funds' investment limitations.


SENTINEL MID VALUE FUND                                        MID CAP FUND
PRINCIPAL INVESTMENT OBJECTIVE                                 PRINCIPAL INVESTMENT OBJECTIVE
------------------------------                                 ------------------------------
Long-term capital appreciation                                 Long-term capital appreciation

The Fund  normally  invests at least 80% of its net assets     The Fund  invests  primarily  (at least 80% of its
in    mid-capitalization    companies.    This   principal     net assets at the time of initial purchase) in common
investment  strategy is a non-fundamental  policy that may     stocks and other  equity  securities  of companies
not be changed  without 60 days' prior  written  notice to     with medium market  capitalizations  (ranging from
the    Fund's    shareholders.     For    this    purpose,     $500  million to $10  billion).  The Fund will not
mid-capitalization  stocks are stocks of  companies  whose     change  this 80%  policy  without  60 days'  prior
market  capitalizations,  at the  time  of  purchase,  are     written notice to shareholders.
within the range  from the stock  with the  lowest  market
capitalization  which is included in the Standard & Poor's
400 Midcap Index or the Russell  Midcap  Index,  up to and
including  the  market   capitalization   of  the  largest
company  included  in  either  of  such  indices.   As  of
December  31,  2006,  companies  included  in  either  the
Standard & Poor's 400 Midcap  Index or the Russell  Midcap
Index had market  capitalizations  between  $____  million
and $___ billion.

In selecting  investments for the Fund,  Steinberg focuses     In selecting  investments for the Fund,  Steinberg
on issuers  that it  believes  have above  average  growth     focuses on  issuers  that it  believes  have above
potential  at  attractive   prices.   These  issuers  will     average  growth  potential at  attractive  prices.
generally be U.S. companies,  but the Fund may invest to a     These  issuers will  generally be U.S.  companies,
lesser extent in securities of non-U.S.  companies meeting     but the Fund may  invest  to a  lesser  extent  in
these  same  criteria.   Steinberg's   research  of  these     securities  of non-U.S. companies  meeting  these
companies is  theme-driven  and focuses on companies  that     same  criteria. Steinberg's  research  of  these
are  under-researched  and are selling for less than their     companies is theme-driven and focuses on
"private  transaction  value," i.e., the price an acquirer     companies  that  are   under-researched   and  are
would pay to buy the  company in its  entirety.  Steinberg     selling for less than their  "private  transaction
evaluates  whether a company's  underlying  business value     value," i.e.,  the price an acquirer  would pay to
is likely to protect against long-term capital loss.           buy  the  company  in  its entirety. Steinberg
                                                               evaluates whether a company's underlying  business
                                                               value is likely  to  protect against long-term
                                                               capital loss. Steinberg does not consider current
                                                               income in selecting investments for the Fund.

The Fund is "non-diversified," and Steinberg expects to        The  Fund  is  "non-diversified,"   and  Steinberg
hold a relatively small number of issues in the                expects  to  hold a  relatively  small  number  of
portfolio, thus increasing the importance of                   issues  in  the  portfolio,  thus  increasing  the
each holding.                                                  importance of each holding.

The Fund may use  derivative  instruments  (e.g.,  futures     The Fund may use  derivatives  to gain exposure to
and  options  agreements)  for hedging  purposes,  and for     various  markets in a cost  efficient  manner,  to
other  investment  purposes such as replicating  permitted     reduce  transaction  costs,  alter  duration or to
investments,  as long as such  investments do not have the     remain  fully  invested.  It may  also  invest  in
effect of  leveraging  portfolio  risks.  It may establish     derivatives to protect it from broad  fluctuations
derivative positions only when immediately  thereafter not     in  market  prices,   interest  rates  or  foreign
more than 5% of its total  assets  are held in  derivative     currency exchange rates. The Fund is not
positions.  The Fund is not  required  to use  hedging and     required to use derivatives and may choose not to
may choose not to do so.                                       do so.



                                      -11-

SENTINEL MID VALUE FUND                                        MID CAP FUND

The Fund may invest up to 25% of its net assets in             The Fund  normally uses  repurchase  agreements to
repurchase agreements, provided the counterparty               earn  income  on  assets  that  are not  invested.
maintains the value of the underlying securities at a          When a Fund enters into a repurchase  agreement it
value not less than 102% of the  repurchase  price  stated     will pay for the underlying securities only upon
in the agreement.  Under a repurchase  agreement,  a Fund      physically receiving them or upon evidence of
purchases bonds and simultaneously  agrees to resell these     their receipt in book-entry form and require the
bonds  to  a  counterparty  at  a  prearranged   time  and     counter party to add to the collateral whenever
specific price.                                                the price of the repurchase  agreement rises above
                                                               the value of the  underlying  security  (I.E.,  it
                                                               will  require the borrower to "mark to the market"
                                                               on a daily basis).

The  Fund may  invest  up to 100% of its  assets  in cash,     During unusual economic or market  conditions,  or
commercial  paper,  high-grade  bonds, or cash equivalents     for  temporary  defensive or  liquidity  purposes,
for  temporary  defensive  reasons if  Steinberg  believes     the Fund may  invest  up to 100% of its  assets in
that adverse market or other conditions  warrant.  This is     money market instruments that would not ordinarily be
to attempt to protect  the Fund's  assets from a temporary     consistent with the Fund's objectives. The Fund will
unacceptable  risk of loss.  If the Fund takes a temporary     do so only if Steinberg believes that the risk of
defensive  position,  it may not  achieve  its  investment     loss outweighs the opportunity for capital gains or
objective.                                                     higher income. Of course, the Fund cannot guarantee that
                                                               it will achieve its investment goal.

PRIMARY DIFFERENCES. The Sentinel Mid Value Fund and the Mid Cap Fund define mid/medium-capitalization companies differently, which may lead to the Sentinel Mid Value Fund being able to invest in both smaller- and larger-capitalization companies than those in which the Mid Cap Fund may invest. The Sentinel Mid Value Fund is restricted in the use of derivatives to 5% of total assets, while the Mid Cap Fund is not. The Sentinel Mid Value Fund has restrictions on its investments in repurchase agreements that the Mid Cap Fund does not. See "Comparison of Investment Limitations" below for a further discussion of the Funds' investment limitations.


SENTINEL GOVERNMENT FUND                                       BOND FUND
PRINCIPAL INVESTMENT OBJECTIVE                                 PRINCIPAL INVESTMENT OBJECTIVE
High current income while seeking to control risk              Current income consistent with limited
price                                                          volatility

PRINCIPAL INVESTMENT STRATEGIES                                PRINCIPAL INVESTMENT STRATEGIES
-------------------------------                                -------------------------------
The Fund  normally  invests at least 80% of its net assets     The Fund  invests  primarily  (at least 80% of its
in U.S. government  securities.  This principal investment     net assets) in fixed income  obligations issued by the
strategy  is a  non-fundamental  policy  that  may  not be     U.S.  Treasury  and  U.S.   government   agencies,
changed  without  60 days'  prior  written  notice  to the     including mortgage-backed  securities rated in one
Fund's  shareholders.  The  Fund  invests  mainly  in U.S.     of the  top  two  rating  categories,  and in U.S.
government bonds.  These bonds include direct  obligations     corporate  debt  rated  in one of  the  top  three
of the U.S. Treasury,  obligations  guaranteed by the U.S.     ratings categories.  The Fund will not change this
government,  and obligations of U.S.  government  agencies     80% policy  without 60 days' prior written  notice
and   instrumentalities.   The   Fund  is  not   required,     to shareholders.
however,  to  invest  set  amounts  in any of the  various
types of U.S. government securities.

SAM will  choose the types of U.S.  government  securities     Synovus  actively manages the maturity of the Fund
that it believes  will provide  capital  preservation  and     and purchases  securities  which will, on average,
the  best  return  with  the  least  risk in  light of its     mature  in three to ten  years.  Synovus  monitors
analysis of current market  conditions and its outlook for     the Fund's  allocation among the Treasury,  agency
interest  rates  and  the  economy.   The  Fund  may  make     and  corporate  sectors for large swings caused by
unlimited  investments in mortgage-backed  U.S. government     market  inefficiencies  and anticipated  shifts in
securities,     including    pass-through     certificates     the yield  curve.  Within  the  corporate  sector,
guaranteed   by   the   Government    National    Mortgage     Synovus focuses on high credit quality and attempts
Association ("GNMA").                                          to limit exposure to any one company. Securities will
                                                               be considered for sale in the event of or in
                                                               anticipation of a credit downgrade; to effect a change
                                                               in the duration or sector weighting of the Fund; to
                                                               realize an aberration in a security' market
                                                               capitalization; or when Synovus otherwise deems
                                                               appropriate.


                                      -12-

SENTINEL GOVERNMENT FUND                                       BOND FUND

The Fund may engage in dollar roll transactions.
In a dollar roll, a Fund sells mortgage-backed or U.S. Treasury securities for delivery in the current month, and simultaneously contracts to buy back securities of the same type, coupon and maturity on a predetermined future date. The Fund may only invest in covered rolls.

The Fund may also use repurchase  agreements as a means of     The Fund  normally uses  repurchase  agreements to
making  short-term  investments.   It will  invest only in     earn  income  on  assets  that  are not  invested.
repurchase  agreements  with  durations  of seven  days or     When a Fund enters into a repurchase  agreement it
less,  only  where  the  collateral  securities  are  U.S.     will pay for the underlying  securities  only upon
government  securities,  only in aggregate  amounts of not     physically  receiving  them  or upon  evidence  of
more  than 25% of the  Fund's  assets  and only  where the     their  receipt in  bookentry  form and require the
counterparty   maintains  the  value  of  the   underlying     counter  party to add to the  collateral  whenever
securities at not less than 102% of the  repurchase  price     the price of the repurchase  agreement rises above
stated in the agreement.  The Fund might incur time delays     the value of the  underlying  security  (I.E.,  it
or losses if the other party to the agreement  defaults on     will  require the borrower to "mark to the market"
the repurchase of the securities.                              on a daily basis).

In  addition,  the  Fund may  invest  up to 20% of its net     During unusual economic or market conditions,
assets in high-quality,  money-market instruments that are     for temporary defensive or liquidity purposes,
not issued or  guaranteed  by the U.S.  government  or its     the Fund may invest up to 100% of its assets in
agencies or instrumentalities. These include bank money        money market instruments that would not
or market instruments, commercial paper or other               ordinarily by consistent with the Fund's
short-term  corporate obligations listed in the highest        objectives. The Fund will only do so if Synovus
rating categories by nationally recognized statistical         believes  that  the  risk  of loss  outweighs  the
rating organizations. These money market instruments           opportunity  for higher  income.  Of  course,  the
may be used as a means of making short-term                    Fund  cannot  guarantee  that it will  achieve its
investments.                                                   investment goal.


The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may use derivative instruments (e.g., futures,        The Fund may use derivatives to gain exposure to
options and swap agreements) for hedging purposes, and         various markets in a cost efficient manner, to
for other investment purposes such as replicating              reduce transaction costs, alter duration or to
permitted investments, as long as such investments do          remain fully invested. It may also invest in
not have the effect of leveraging portfolio risks. It may      derivatives to protect it from broad fluctuations
establish derivative positions only when immediately           in market prices, interest rates or foreign
thereafter not more than 5% of its total assets                currency exchange rates. The Fund is not
are held in derivative positions. The Fund is not              required to use derivatives and may choose not
required to use hedging and may choose not to do so.           to do so.

SENTINEL GOVERNMENT FUND                                       BOND FUND


PRIMARY DIFFERENCES. The portfolio managers for the Sentinel Government and Bonds Funds have differing investment styles, which may result in the Sentinel Government Fund's portfolio manage choosing different securities than the Bond Fund's portfolio managers. The Bond Fund may invest significantly more of its assets in corporate debt than the Sentinel Government Fund. The Sentinel Government Fund may invest more heavily in dollar rolls than the Bond Fund. The Sentinel Government Fund has restrictions on its use of repurchase agreements that the Bond Fund does not. The Sentinel Government Fund is expected to have portfolio turnover that is significantly higher than the Bond Fund, which may be primarily as a result of the Sentinel Government Fund's use of dollar rolls. The Sentinel Government Fund has restrictions on the use of derivative securities that the Bond Fund does not. See "Comparison of Investment Limitations" below for a further discussion of the Funds' investment limitations.


SENTINEL GEORGIA FUND                                          GEORGIA FUND
PRINCIPAL INVESTMENT OBJECTIVE                                 PRINCIPAL INVESTMENT OBJECTIVE
Current income exempt from both federal and Georgia            Current income exempt from both federal and Georgia
state income taxes, consistent with preservation of            state income taxes, consistent with preservation of
capital                                                        capital

PRINCIPAL INVESTMENT STRATEGIES                                PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total            The Fund invests substantially all of its net
assets in municipal securities that generate income            assets (at least 80%) in municipal securities
exempt from federal and Georgia state income taxes.            that generate income exempt from federal and
This principal investment strategy is a fundamental            Georgia state income taxes. The Fund will not
policy that may only be changed by a majority vote             change this 80% policy without 60 days' prior
of the outstanding shares of the Fund.                         written notice to shareholders. These securities
                                                               include securities of municipal issuers located
                                                               in Georgia, the District of Columbia, Puerto Rico
                                                               and other U.S. territories and possessions.

Synovus   will   purchase    investment-grade    municipal     Synovus will purchase  investment-grade  municipal
securities  in an attempt to maintain an average  weighted     securities  in an attempt to  maintain  an average
portfolio   maturity   of  five  to  fifteen   years,   as     weighted   portfolio  maturity  of  three  to  ten
determined  by  market  conditions.  As  a  core,  general     years,  as determined by market  conditions.  As a
obligation,  revenue,  school, housing and development and     core,   general   obligation,   revenue,   school,
insured   municipal   bonds   are   represented.   Synovus     housing  and  development  and  insured  municipal
considers the relative  yield,  maturity and  availability     bonds  are  represented.   Synovus  considers  the
of  various  types  of  municipal  bonds  and the  general     relative  yield,   maturity  and  availability  of
economic  outlook in  determining  how much to invest in a     various  types of municipal  bonds and the general
specific type of municipal  bond in the Fund's  portfolio.     economic  outlook in determining  whether to over-
Duration  adjustments  are made  relative to the Lehman 10     or  under-weight a specific type of municipal bond
Year Municipal Bond Index.                                     in the Fund's portfolio.  Duration adjustments are
                                                               made relative to the Lehman 7 Year Municipal
                                                               Bond Index.

The Fund may use derivative  instruments  (e.g.,  futures,     The Fund may use  derivatives  to gain exposure to
options and swap  agreements)  for hedging  purposes,  and     various  markets in a cost  efficient  manner,  to
for  other   investment   purposes  such  as   replicating     reduce  transaction  costs,  alter  duration or to
permitted investments,  as long as such investments do not     remain  fully  invested.  It may  also  invest  in
have the  effect of  leveraging  portfolio  risks.  It may     derivatives to protect it from broad  fluctuations
establish   derivative  positions  only  when  immediately     in  market  prices,   interest  rates  or  foreign
thereafter  not more than 5% of its total  assets are held     currency   exchange   rates.   The   Fund  is  not
in derivative  positions.  The Fund is not required to use     required to use  derivatives and may choose not to
hedging and may choose not to do so.                           do so.



                                      -14-

SENTINEL GEORGIA FUND                                          GEORGIA FUND

The Fund may invest up to 100% of its assets in cash,          During unusual economic or market conditions, or
commercial paper, high-grade bonds, or cash equivalents        for temporary defensive or liquidity purposes,
for temporary defensive reasons if Synovus believes that       the Fund may invest up to 100% of its assets in
adverse market or other conditions warrant. This is to         money market instruments that would not
attempt to protect the Fund's assets from a temporary          ordinarily be consistent with the Fund's objective.
unacceptable risk of loss. If the Fund takes a temporary       The Fund will do so only if Synovus believes that
defensive position, it may not achieve its investment          the risk of loss outweighs the opportunity
objectives.                                                    the Fund cannot guarantee that it will achieve
                                                               its investment goal.


PRIMARY DIFFERENCES. The Sentinel Georgia Fund attempts to maintain a somewhat longer average portfolio maturity than the Georgia Fund and makes duration adjustments relative to a longer-tem index. In addition, the Sentinel Georgia Fund has restrictions on its investments in derivative securities that the Georgia Fund does not. See "Comparison of Investment Limitations" below for a further discussion of the Funds' investment limitations.

                      COMPARISON OF INVESTMENT LIMITATIONS

In addition to the objectives and policies described above, each Sentinel Fund and Synovus Fund is subject to certain investment limitations. More complete information may be found in each Fund's Prospectus and Statement of Additional Information (or, with respect to the Sentinel Mid Value and Sentinel Georgia Funds, the preliminary Prospectus and Statement of Additional Information), as they may be amended and/or supplemented, which set forth in full the investment objectives, policies and limitations of each Sentinel Fund and Synovus Fund. A summary of the fundamental and non-fundamental limitations of each Sentinel Fund and each Synovus Fund is set forth on Annex A to this Proxy Statement/Prospectus. The limitations for the Synovus Funds and the Synovus Funds are generally similar; however, you may want to note the following differences:

The Sentinel Common Fund has the following policies that the Large Cap Fund does not:

o    The Fund may not purchase securities on margin;
o The Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSI or a sub-advisor (or any of their officers or directors) any securities other than Fund shares;
o The Fund may not invest in oil, gas or other mineral exploration or development programs or leases;
o The Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;
o The Fund may not invest for the purposes of exercising control or management;
o    The Fund may not make short sales of securities;
o    The Fund may not invest in restricted securities;
o The Fund may not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities; and
o The Fund may not invest more than 25% of its net assets in repurchase agreements.

The Sentinel Mid Value Fund has the following policies that the Mid Cap Fund does not:

o    The Fund may not purchase securities on margin;
o The Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSI or a sub-advisor (or any of their officers or directors) any securities other than Fund shares;
o The Fund may not invest in oil, gas or other mineral exploration or development programs or leases;

o The Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;
o The Fund may not invest for the purposes of exercising control or management;
o    The Fund may not make short sales of securities;
o    The Fund may not invest in restricted securities; and
o The Fund may not invest more than 25% of its net assets in repurchase agreements.

The Sentinel Government Fund has the following policies that the Bond Fund does not:

o    The Fund may not purchase securities on margin;
o The Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSI or a sub-advisor (or any of their officers or directors) any securities other than Fund shares;
o The Fund may not invest in oil, gas or other mineral exploration or development programs or leases;
o The Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;
o The Fund may not invest for the purposes of exercising control or management;
o    The Fund may not make short sales of securities;
o    The Fund may not invest in restricted securities;
o The Fund may not invest more than 20% of its net assets in high-quality, money-market instruments that are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; and
o The Fund may not invest more than 25% of its net assets in repurchase agreements.

The Sentinel Georgia Fund has the following policies that the Georgia Funds does not:

o    The Fund may not purchase securities on margin;
o The Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSI or a sub-advisor (or any of their officers or directors) any securities other than Fund shares;
o The Fund may not invest in oil, gas or other mineral exploration or development programs or leases;
o The Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;
o The Fund may not invest for the purposes of exercising control or management;
o    The Fund may not make short sales of securities;
o The Fund may not invest more than 25% of its net assets in repurchase agreements; and
o    The Fund may not invest in restricted securities.

The Georgia Fund has the following policies the Sentinel Georgia Fund does not:

o The Fund may not purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities
o Amounts paid directly or indirectly for puts that are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

In addition, the Synovus Funds may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may
(i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities. The Sentinel Funds have no similar policy, except that with respect to securities lending, a Fund may not lend more than 50% of its total assets prior to the securities loan.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

SYNOVUS FUNDS

The Trust and SEI Distribution are parties to a distribution agreement under which SEI Distribution acts as principal underwriter for the Trust's shares.

DISTRIBUTION (12B-1) FEES. The Trust has adopted a Distribution Plan ("Synovus Plan") for Class A, Class B and Class C shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Institutional Class shares are not included in the Synovus Plan. Under the Synovus Plan, SEI Distribution, or third parties that enter into agreements with SEI Distribution ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Class A shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Synovus Plan permits the payment of up to 0.25% of each Fund's assets attributable to Class A shares to SEI Distribution or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds. Under the Synovus Plan, SEI Distribution, or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to Class B shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The Synovus Plan allows for payment of up to 0.75% of each Fund's assets attributable to Class B shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to Class B shares as compensation for shareholder services. Under the Synovus Plan, SEI Distribution, or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to Class C shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The Plan allows for payment of up to 0.75% of each Fund's assets attributable to Class C shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to Class C shares as compensation for shareholder services.

Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and SEI Distribution's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. SEI Distribution may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that SEI Distribution may incur. Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares;
(ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

SALES LOADS. Institutional Class shares are not subject to any sales load. The offering price of Class A shares is the NAV next calculated after a Synovus Fund receives the request, plus the front-end sales load. The amount of any front-end sales charge included in the offering price for Class A shares varies, depending on the amount of the investment:


  Fund                 If investment is:            Sales charge as a          Sales charge as a
                                                    percentage of offering     percentage of net
                                                    price:                     investment
Large Cap              Less than $50,000            5.75%                        6.10%
Mid Cap                $50,000 but less than
                       $100,000                     4.50%                        4.71%
                       $100,000 but less than
                       $250,000                     3.50%                        3.63%
                       $250,000 but less than
                       $500,000                     2.60%                        2.67%
                       $500,000 but less than
                       $1,000,000                   2.00%                        2.04%
                       $1,000,000 and over(1)       None

Bond                   Less than $50,000            4.50%                        4.71%
Georgia                $50,000 but less than
                       $100,000                     4.00%                        4.17%
                       $100,000 but less than
                       $250,000                     3.50%                        3.63%
                       $250,000 but less than
                       $500,000                     2.50%                        2.56%
                       $500,000 but less than
                       $1,000,000                   2.00%                        2.04%
                       $1,000,000 and over(1)       None                         None

(1) Even though investors do not pay a sales charge on purchases of $1,000,000 or more of Class A shares, Synovus may pay dealers a 1.00% commission for these transactions.


Investors may qualify for reduced sales charges or sales charge waivers. If investors believe that they may qualify for a reduction or waiver of the sales charge, investors should discuss this matter with their broker or other financial intermediary. To qualify for these reductions or waivers, investors or the financial intermediary must provide sufficient information at the time of purchase to verify that the purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

The front-end sales charge will be waived on Class A shares purchased:
o    through reinvestment of dividends and distributions;
o    through a Synovus asset allocation account;
o    by persons repurchasing shares they redeemed within the last 90 days;
o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
o by employees, and members of their immediate family, of SFC and its affiliates;
o    by employees and retirees of the SEI Fund Services or SEI Distribution;
o    by Trustees and officers of the Trust;
o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts previously with Synovus;
o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SFC acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with SEI Distribution or otherwise, do not receive any portion of the front-end sales charge.

REINSTATEMENT. Investors may repurchase any amount of Class A shares of any Synovus Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A shares (other than those which were purchased with reinvested dividends and distributions) that investors redeemed within the past 90 days. In effect, this allows investors to reacquire shares that investors may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive the purchase order within 90 days of the redemption. In addition, investors must notify the Fund when investors send in the purchase order that investors are repurchasing shares. Certain tax rules may limit the ability to recognize a loss on the redemption of the Class A shares, and investors should consult the tax advisor if recognizing such a loss is important to investors.

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, investors may also be eligible to participate in one or more of the programs described below to lower the initial sales charge. To be eligible to participate in these programs, investors must inform their broker-dealer or financial advisor at the time investors purchase shares that investors would like to participate in one or more of the programs and provide information necessary to determine the eligibility to participate, including the account number(s) and names in which the accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify the account information.

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows investors to add the value of the Class A shares investors already own to the amount that investors are currently purchasing. The Fund will combine the value of the current purchases with the current value of any Class A shares investors purchased previously for (i) the account, (ii) the spouse's account,
(iii) a joint account with the spouse, or (iv) the minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, investors must ask us for the reduction at the time of purchase. Investors must provide the Fund with the account number(s) and, if applicable, the account numbers for the spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. Investors may purchase Class A shares at the sales charge rate applicable to the total amount of the purchases investors intend to make over a 13- month period. In other words, a Letter of Intent allows investors to purchase Class A shares of a Fund over a 13-month period and receive the same sales charge as if investors had purchased all the shares at the same time. The Fund will only consider the value of Class A shares sold subject to a sales charge. As a result, shares of the Class A shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A shares based on shares investors intend to purchase over the 13-month period, investors must send the Fund a Letter of Intent. In calculating the total amount of purchases, investors may include in the Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted. Investors are not legally bound by the terms of the Letter of Intent to purchase the amount of the shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount investors intend to purchase. If investors do not complete the total intended purchase of Class A shares at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount investors intended to purchase) and the sales charge that would normally apply (based on the actual amount investors purchased).

When calculating the appropriate sales charge rate, a Synovus Fund will combine same-day purchases of Class A shares (that are subject to a sales charge) made by an investor and the investor's spouse and the minor children (under age 21). This combination also applies to Class A shares investors purchase with a Letter of Intent.

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:
o an individual, his or her spouse, or children residing in the same household,
o    any trust established exclusively for the benefit of an individual,
o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and
o any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. SEI Distribution reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Investors do not pay a sales charge when they purchase Class B shares and Class C shares. The offering price of Class B and Class C shares is simply the next calculated NAV. But if investors sell the Class B shares within six years after the purchase, investors will pay a contingent deferred sales charge as described in the table below for either (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives the sale request, whichever is less. The sales charge does not apply to shares investors purchase through reinvestment of dividends or distributions. So, investors never pay a deferred sales charge on any increase in the investment above the initial offering price. This sales charge does not apply to exchanges of Class B shares of one Fund for Class B shares of another Fund. Similarly, if investors sell Class C shares within one year after the purchase, investors will pay a CDSC of 1.00% for the NAV of shares at the time of purchase.

YEAR SINCE PURCHASE       CONTINGENT DEFERRED SALES
                          CHARGE AS A PERCENTAGE OF
                          DOLLAR AMOUNT SUBJECT TO
                          CHARGE -- CLASS B SHARES ONLY
First                             5.00%
Second                            4.00%
Third                             3.00%
Fourth                            3.00%
Fifth                             2.00%
Sixth                             1.00%
Seventh                           None
Eighth                            None

The contingent deferred sales charge will be waived if investors sell the Class B shares for the following reasons:
o    to make certain withdrawals from a qualified retirement plan; or
o    because of death or disability.

The securities dealer is paid a commission when investors buy the shares and is paid a servicing fee as long as investors hold the shares. The securities dealer or servicing agent may receive different levels of compensation depending on which class of shares investors buy. From time to time, some financial institutions, including brokerage firms affiliated with Synovus or SEI Distribution, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law. SEI Distribution may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by SEI Distribution from any sales charge it receives or from any other source available to it. Under any such program, SEI Distribution may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

Information about sales charges is not available on the Funds' website as the Funds do not have a website.

SENTINEL FUNDS

The Corporation and SFSI are parties to a distribution agreement under which SFSI acts as principal underwriter for the Corporation's shares.

DISTRIBUTION (12B-1) FEES. Class I shares have not adopted a Rule 12b-1 plan. The Class A shares of each Sentinel Fund have adopted plans under Rule 12b-1 that allow the Funds to pay fees for the sale and distribution of their shares, and for services provided to shareholders. The Class A shares of the Funds will pay to SFSI a monthly fee of up to a maximum annual rate of (a) 0.30% of average daily net assets in the case of the Sentinel Common and Sentinel Mid Value Funds and (b) 0.20% of average daily net assets in the case of the Sentinel Government and Sentinel Georgia Funds. Such fee reimburses SFSI for expenses actually incurred in marketing the Funds. Those expenses may include distribution and service fees paid by SFSI to other broker-dealers up to the maximum annual rate. No service fee is paid with respect to any Fund shares purchased prior to March 1, 1993.

The Funds are not assessed a distribution fee on the shares owned by National Life Insurance Company, which may result in an overall distribution fee to the Class A shares of less than the maximum Rule 12b-1 fee for so long as National Life Insurance Company maintains its investment. In addition, the retirement plans of the National Life Insurance Company and its affiliates receive a rebate of the 12b-1 fees paid by the plans.

The Class C shares of the Sentinel Common and Sentinel Mid Value Funds have adopted a plan under Rule 12b-1 that allows these Funds to pay distribution fees for the sale and distribution of their shares, and services provided to shareholders. These Funds pay to SFSI a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase SFSI keeps this fee to recover the initial sales commission of 1.00% that it pays to the selling dealer. In subsequent years, the entire distribution fee will be paid to the selling dealer.

SALES LOADS. Class I shares are not subject to any sales load. For all purchases of Class A shares, investors pay the public offering price, which includes the front-end sales charge, next computed after the order is received. The sales charge ranges from 5% of the offering price to zero. The sales charge will depend on the size of the purchase.

                                                   SALES CHARGE AS A
                                                   PERCENTAGE OF:
                                                             NET
                                               OFFERING     AMOUNT     DEALER
 FUND                       SALE SIZE            PRICE     INVESTED  REALLOWANCE

Sentinel Common Stock    $0 to $24,999           5.00%      5.26%      4.50%
Sentinel Mid Cap         $25,000 to $49,999      4.50%      4.71%      4.25%
                         $50,000 to $99,999      4.00%      4.17%      3.75%
                         $100,000 to $249,999    3.00%      3.10%      2.75%
                         $250,000 to $999,999    2.00%      2.04%      1.75%
                         $1,000,000 or more      0.00%      0.00%      0.00%
--------------------------------------------------------------------------------

                                                  SALES CHARGE AS A
                                                   PERCENTAGE OF:
                                                             NET
                                               OFFERING     AMOUNT     DEALER
 FUND                       SALE SIZE            PRICE     INVESTED  REALLOWANCE

Sentinel Government        $0 to $49,999           4.00%       4.17%      3.75%
                           $50,000 to $99,999      3.50%       3.63%      3.25%
                           $100,000 to $249,999    3.00%       3.09%      2.75%
                           $250,000 to 499,999     2.50%       2.56%      2.25%
                           $500,000 to $999,999    2.00%       2.04%      1.75%
                           $1,000,000 or more      0.00%       0.00%      0.00%
-------------------------- ----------------------- ----------- ---------- ------

                                                  SALES CHARGE AS A
                                                   PERCENTAGE OF:
                                                             NET
                                               OFFERING     AMOUNT     DEALER
 FUND                       SALE SIZE            PRICE     INVESTED  REALLOWANCE

Sentinel Georgia           $0 to $99,999           4.00%       4.17%      4.00%
                           $100,000 to $249,999    3.50%       3.63%      3.25%
                           $250,000 to $499,999    2.50%       2.56%      2.25%
                           $500,000 to $999,999    2.00%       2.04%      1.75%
                           $1,000,000 or more      0.00%       0.00%      0.00%
-------------------------- ----------------------- ----------- ---------- ------

In cases in which there is no sales charge because the purchase was $1,000,000 or more, the Sentinel Funds' distributor, SFSI, will pay dealers compensation of 1.00% for sales of up to $14,999,999 (for the Sentinel Common and Sentinel Mid Value Funds) and for sales of up to $4,999,999 for sales of the other Funds. In these cases, if investors redeem the shares in the first eighteen months after the purchase, a 1.0% CDSC will be imposed. For sales in excess of these amounts, SFSI will individually negotiate dealer compensation and CDSCs. For partial redemptions of shares, any CDSC is imposed on the original cost of the shares redeemed. If investors redeem part of the shares, the redemption request will be increased by the amount of any CDSC due. If investors redeem the entire account, any CDSC due will be deducted from the redemption proceeds. SFSI receives the entire amount of any CDSC paid. Also see "Waiver or Reduction of a CDSC" below. In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first.

Sales charges on Class A shares may be reduced or eliminated in certain situations. Please note that, to take advantage of any reduced or eliminated sales charge, investors must advise SASI, the Funds' transfer agent, SFSI or the financial intermediary of the eligibility at the time of purchase, and provide any necessary information about the accounts involved.

RIGHT OF ACCUMULATION. Quantity discounts begin with investments in Class A shares of $25,000. Investors may qualify for quantity discounts based on the current offering price of the total of all classes of shares purchased at any time in the past, if such purchases were made by investors, the investors' spouse or the minor children, or a fiduciary for these persons. Shares held under the tax identification number of anyone other than investors or the investors' spouse or minor children, however, do not qualify for quantity discounts. Contact SASI for help in combining accounts for purposes of obtaining quantity discounts by combining accounts or purchases. In order to receive a reduced sales charge, each time investors purchase shares investors should inform SASI, SFSI or the financial intermediary of any other shares owned by investors, the spouse and/or the minor children. These may include shares held in personal accounts, certain retirement accounts, employee benefit plan accounts, UGMA/UTMA accounts, joint tenancy accounts, trust accounts and transfer on death accounts, as well as shares purchased by a trust of which investors are a beneficiary. The financial adviser or other financial intermediary may request documentation including account statements and records of the original acquisition of the shares owned by investors, the spouse and/or the minor children from investors to show that investors qualify for a reduced sales charge. Investors should retain these records because, depending on where an account is held or the type of account, the Fund, SASI and/or the financial adviser or other financial intermediary may not be able to maintain this information.

LETTER OF INTENT. Investors may use a letter of intent to obtain a reduced initial sales charge if investors plan to make investments that include Class A shares, the total of the offering price of all such investments is $25,000 or more over a period of 13 months (30 months in the case of corporate qualified plans) and the letter is dated within 90 calendar days of the first purchase to be included. Investors may count purchases to be made by investors, the spouse and the minor children. The letter of intent is not a binding commitment by investors to complete the intended purchases. All the purchases made under the letter of intent during the period covered will be made at the reduced sales charge for the intended total purchase. Dividends and distributions will be reinvested without a sales charge and will not count as purchases under the letter of intent. We will hold in escrow 2% of the shares investors purchase under the letter of intent, and release these shares when investors have completed the intended purchases. If by the end of the period covered by the letter of intent investors have not made the intended purchases, an additional sales charge may be due. The additional amount will be equal to what the initial sales charge would have been on the amount actually invested, minus the sales charges already paid. We will notify investors if an additional sales charge is due. Investors may pay this additional sales charge within 20 days after our notification is sent, or we may redeem shares held in escrow to the extent necessary to pay this charge. Then we will release any remaining escrow shares. The redemption of shares for this purpose will be a taxable event to investors.

ADVANTAGE PROGRAM. Employers establishing either SIMPLE-IRAs, SEP-IRAs or
Section 403(b) plans for which Sentinel Administrative Services, Inc. is the agent for the custodian may group participating employee accounts together in such a way as to result in reduced sales charges for quantity purchases. Quantity discounts under this program are based upon the current offering price of amounts previously invested in the Sentinel Funds.

Investors may purchase Class A shares of the Sentinel Funds at net asset value if investors are included in the following list:

o current and former Directors/Trustees of the Sentinel Funds and predecessors to the Sentinel Funds;
o current and retired employees and Directors of SAM and their affiliates, and for National Life Insurance Company employee benefit plans;
o    directors, employees and clients of the Funds' sub-advisors;
o directors and employees of Beneficial Life Insurance Company, and other strategic partners of SAM and/or SFSI;
o registered representatives and other employees of securities dealers that have entered into a sales agreement with SFSI;
o members of the immediate families of, or survivors of, all of these individuals;
o non-profit organizations with which any of these persons are actively involved;
o    purchasers who are investing section 403(b) loan principal repayments; or
o former shareholders of the Bramwell Growth Fund or Bramwell Focus Fund, each a series of The Bramwell Funds, Inc., who received Class A shares of the Sentinel Capital Growth or Sentinel Growth Leaders Funds, respectively, in the reorganization. This privilege is not available for shares purchased through an omnibus or other intermediary account unless the underlying investor meets this criterion.

The front-end load may also be waived where investors demonstrate that they are included in one of the following groups:

o investment advisors who place trades for their own accounts or the accounts of their clients, and who charge an investment management fee for their services, and clients of these investment advisors who place trades for their own accounts;
o clients of trust companies who trade through a broker-dealer that has entered into an agreement with SFSI under which their clients are eligible to buy Class A shares at net asset value; and
o qualified pension, profit-sharing or other employee benefit plans whose transactions are executed through a financial institution or service organization that has entered into an agreement with Sentinel Financial Services Company or an affiliate to use the Funds in connection with the accounts. Sentinel Financial Services Company may pay dealers compensation of 1.00% for sales of the Funds under this waiver. A CDSC of 1.00%, subject to eligibility for waiver or reduction of a CDSC as outlined in the Funds' prospectus, may apply to shares redeemed within eighteen months of purchase.

If more than one person owns an account, all owners must qualify for the lower sales charge. Please also note investors may be charged transaction and/or other fees if investors effect transactions in Fund shares through an intermediary.

Information about sales charge reductions and waivers is available, free of charge in a clear and prominent format, via hyperlink at the Funds' website at www.sentinelfunds.com.

REINSTATEMENT. If investors sell shares or receive dividends or capital gains distributions in cash and subsequently want to reinvest the proceeds, investors may do so within 90 days at net asset value, without paying any additional sales charge.

For all purchases of Class C shares, investors pay the current net asset value. There is no initial sales charge. A CDSC in the amount of 1.00% of the purchase price will be imposed on Class C shares if investors redeem shares during the first year after their purchase, unless investors can use one of the CDSC waivers listed below. Class C shares are subject to higher distribution fees than Class A shares. Investors will pay a CDSC if investors redeem Class C shares in the first year after purchase, in the amount of 1.00% of the lower of the purchase price or the net asset value of the shares redeemed, unless a waiver applies. In determining whether a CDSC is payable, redemptions are taken first from shares acquired through reinvestment of distributions, or any other shares as to which a CDSC is waived. Redemptions are next taken from the earliest purchase payment from which a redemption or exchange has not already been taken. If investors redeem part of the shares, investors may choose whether any CDSC due is deducted from the redemption proceeds or the redemption request is increased by the amount of any CDSC due. SFSI receives the entire amount of any CDSC paid. For all sales of Class C shares, SFSI intends to make payments to selling broker-dealers, at the time investors purchase Class C shares, of amounts equal to 1% of the aggregate purchase amount.

If investors purchase Class C shares, investors will have the ability to exchange at net asset value only for the Class C shares of other Funds, except that investors may also exchange into Class A shares of the Sentinel U.S. Treasury Money Market Fund, also a series of the Corporation. However, if investors exchange Class C shares into the Sentinel U.S. Treasury Money Market Fund Class A shares within one year of the purchase of the Class C shares, and then subsequently redeem the Sentinel U.S. Treasury Money Market Fund shares, investors may pay a CDSC. Also, time during which assets are in the Class A shares of the Sentinel U.S. Treasury Money Market Fund will not count toward the one year period that must elapse before the 1% CDSC is eliminated. If investors exchange Class C shares into Sentinel U.S. Treasury Money Market Fund Class A shares, investors may exchange back into Class C shares at any time, but may not exchange at net asset value into Class A shares or Class B shares of any Fund.

A CDSC will be waived in the following situations if investors notify us at the time of redemption that a waiver applies:

o Redemptions of shares investors acquire from the reinvestment of income distributions and/or capital gains distributions;
o Redemptions from the account (including when investors own the shares as joint tenant with the spouse) following the death, or from the account of a trust whose primary income beneficiary has died, if the redemption occurs within one year of the death or the beneficiary's death;
o    Required minimum distributions from a retirement account;
o Redemptions that occur as a result of a loan taken from an account established as a retirement plan account for an employee of a tax-exempt organization under section 403(b)(7) of the Code;

The waivers described above may be useful in a wide variety of situations. These may include, but are not limited to, funding of expenses for persons fulfilling certain religious missionary obligations, educational expenses and the purchase of a new home. SFSI may require documentation to show a waiver applies, such as certifications by plan administrators, applicable tax forms, or death certificates.

No CDSC will apply to Class C share accounts owned by affiliates of SFSI if SFSI has not paid an initial commission to a selling dealer.

OTHER DISTRIBUTION MATTERS. Equity Services, Inc, an affiliate of SAM, receives a dealer reallowance equal to the entire sales charge on its sales of Fund shares. As a result, it may be considered an underwriter of the Funds' shares.

SFSI, SAM and/or an affiliate may pay amounts or otherwise provide items of material value out of their own resources to certain intermediaries that support the sale of the Sentinel Funds or provide services to Fund shareholders. This practice may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Payments may be based on, among other things, the number or value of shares that the intermediary sells or may sell; the value of intermediary's client assets invested in Funds; or the type and nature of services or support furnished by the intermediary. In connection with these payments, the intermediary may elevate the prominence or profile of the Funds within the intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the SFSI preferential or enhanced opportunities to promote the Funds. Additional information about these arrangements is available in the Sentinel Funds' Statement of Additional Information.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES. The following highlights the purchase, redemption, and exchange policies and procedures of the Funds. For a more complete discussion of each Fund's purchase, redemption, and exchange policies and procedures, please see the applicable section(s) of each Fund's Prospectus.

The price of Fund shares is based on the next calculation of NAV after an investor's order is placed. Any purchase orders properly placed prior to the close of business on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day, plus applicable front-end sales charges (public offering price).


POLICY/PROCEDURE                                          SENTINEL FUNDS                           SYNOVUS FUNDS
--------------------------------------------- --------------------------------------- -----------------------------------------
INVESTMENT MINIMUMS (CLASS A, B AND C)                  Initial/Additional            Initial/Additional
   Regular Accounts                                             $1,000/$50            $2,500/$10
   Retirement Accounts                                          $1,000/$50            $500/$50
   Automatic Plans                                                 $50/$50            $50/$50
                                              These investment minimums apply to     Investors may not invest more than
                                              accounts held on the Funds' records.   $250,000 in Class B shares or
                                              Intermediaries that maintain omnibus   $1,000,000 in Class C shares in a
                                              accounts on the Funds' records may     single transaction. A Fund may accept
                                              establish different minimums for       investments of smaller amounts for any
                                              their clients holding through such     class of shares at its discretion.
                                              omnibus accounts.

                                              The Sentinel Georgia Fund is not
                                              available for retirement accounts.



                                      -25-

POLICY/PROCEDURE                                          SENTINEL FUNDS                           SYNOVUS FUNDS
--------------------------------------------- --------------------------------------- ----------------------------------------
INVESTMENT MINIMUMS (CLASS I)                           Initial/Additional            SFC  and  certain  other   subsidiaries,
                                                                $1,000/$50            affiliates,  departments or divisions of
                                                                                      Synovus  Trust  Company may require that
                                              These investment minimums apply to      customers maintain a minimum account or
                                              accounts held on the Funds'             fund balance or meet certain other
                                              records. Intermediaries                 criteria to participate in its various
                                              that maintain omnibus                   accounts or programs and/or to qualify
                                              accounts on the Funds' records may      to purchase Institutional Class Shares.
                                              establish differen minimums for         Please refer to the account agreement
                                              their clients holding through such      or contact the Synovus or other account
                                              omnibus accounts.                       representative for  information  about
                                                                                      minimum account or fund balance requirements
                                              Class I shares are only available       and other criteria  applicable to eligibility
                                              to clients of banks, trust              to invest in Institutional Class Shares.
                                              companies similar financial
                                              institutions who do not trade
                                              in the Sentinel Funds
                                              through a broker/dealer. The
                                              Sentinel Georgia Fund is not
                                              available for retirement accounts.



--------------------------------------------- --------------------------------------- -----------------------------------------
PURCHASES                                     Purchases may be made by check,         Purchases may be made by  check, wire,
                                              wire, dealer wire or through            direct deposit or automatic  clearing
                                              an intermediary.                        house or through an intermediary.

                                              Class A and Class C shares may
                                              also Class A, Class B and Class C
                                              shares may make purchases online,
                                              by telephone also make purchases
                                              by telephone or or through
                                              automatic investment plans.
                                              systematic investment plan.

--------------------------------------------- --------------------------------------- -----------------------------------------



                                      -26-

POLICY/PROCEDURE                                          SENTINEL FUNDS                           SYNOVUS FUNDS
--------------------------------------------- --------------------------------------- ----------------------------------------

REDEMPTIONS                                   Redemptions may be made by  mail,       Redemptions  of  Class  A,  Class  B and
                                              dealer wire or through an               Class C  shares  may be  made  by  mail,
                                              intermediary.                           wire, telephone and systematic
                                                                                      withdrawal plan or through an
                                              Class A and  Class C shares  may        intermediary.
                                              also redeem online, by telephone
                                              and through a systematic                Redemptions of Institutional Class
                                              withdrawal plan.                        shares may be made by mail, through
                                                                                      an intermediary or other procedures
                                                                                      established when the account was opened.

                                                                                      The  Synovus Funds generally pay sale
                                              The Sentinel Funds have notelected      (redemption) proceeds in cash However,
                                              to pay redemptions in kind.             under unusual conditions  that make the
                                                                                      payment of cash unwise (and for the
                                                                                      protection of the Fund's remaining
                                                                                      shareholders) the Funds might pay all
                                                                                      or part of your redemption proceeds
                                                                                      in liquid securities with a market
                                                                                      value equal to the redemption price
                                                                                      (redemption in kind). It is highly
                                                                                      unlikely that your shares would ever be
                                                                                      redeemed in kind, but if they were, you would
                                                                                      probably have to pay transaction costs to sell
                                                                                      the securities distributed to you, as well as
                                                                                      taxes on any capital gains from the sale as
                                                                                      with any redemption. In the event shares are
                                                                                      redeemed in kind, investors will generally
                                                                                      bear market risks until the securities are
                                                                                      converted into cash.

--------------------------------------------- --------------------------------------- -----------------------------------------
EXCHANGES                                     Exchanges  of  shares  of one Fund for  Exchange  of  any  Synovus  Fund  may be
                                              shares  of the same  class of  another  made for the same  class  of  shares  of fund in the Sentinel  Family of Funds,  any other  Synovus  Fund on any business if offered,  may be made by telephone,  day by mail  or  telephone.  Shares  may
                                              in writing or by  automatic  exchange.  also    be    exchanged    through    an
                                              New   purchases   must  remain  in  an  intermediary.  Exchange requests
                                              account  for 15 days  before  they can  must be for an amount of at least  $100.
                                              be  exchanged.   The  normal   minimum  Shares  recently  purchased  by check or
                                              account  sizes  apply to new  accounts  through  automatic  clearing  house  may opened  by  exchange.  The  Funds  may  not be  exchanged  until  the  check has
                                              modify  or   terminate   the  exchange  cleared  (which  may  take up to 15 days
                                              privilege with 60 days notice.          from   the  date  of   purchase).   This
                                                                                      exchange  privilege  may be  changed  or
                                                                                      canceled  at  any  time  upon  60  days'
                                                                                      notice.



                                                                -27-

POLICY/PROCEDURE                                          SENTINEL FUNDS                           SYNOVUS FUNDS
--------------------------------------------- --------------------------------------- ----------------------------------------
SMALL ACCOUNTS                                Due  to  the  expense  of  maintaining  If a Class A,  Class B or Class C shares
                                              accounts  with  small  balances,   the  account   balance  drops  below  $2,500,
                                              Sentinel  Funds  reserve  the right to  investors  may be  required  to sell the liquidate,  and/or to charge an annual  shares.  The Synovus  Funds will provide maintenance  fee  of up to  $25 to any  at  least  30 days'  written  notice  to account that has a current  value less  give  sufficient  time  to  add  to  the
                                              than  $1,000  and that  has been  open  account   and  avoid  the  sale  of  the
                                              for  at  least  24  months.  This  fee  shares.
                                              will be  deducted  automatically  from
                                              each  participant  account  in June of
                                              each year unless it is prepaid.

--------------------------------------------- --------------------------------------- -----------------------------------------
FREQUENT TRADING                              Excessive  trading  (which may be as a  The  Synovus   Funds  are  intended  for
                                              result    of   market    timing)    by  long-term  investment  purposes only and
                                              shareholders  of a  Sentinel  Fund may  discourage  shareholders  from  engaging
                                              harm    performance    by   disrupting  in  "market  timing"  or other  types of
                                              portfolio  management  strategies  and  excessive   short-term   trading.   This
                                              by  increasing   expenses,   including  frequent  trading into and out of a Fund
                                              brokerage  and  administrative  costs,  may   present   risks   to  the   Fund's
                                              and  may   dilute  the  value  of  the  long-term  shareholders,  all  of  which
                                              holdings   of   other    shareholders.  could   adversely   affect   shareholder
                                              Excessive  trading may cause a Fund to  returns.  The  risks  posed by  frequent
                                              retain   more  cash  than  the  Fund's  trading  include  interfering  with  the
                                              portfolio   manager   would   normally  efficient  implementation of each Fund's
                                              retain in order to meet  unanticipated  investment  strategies,  triggering  the redemptions  or may  force the Fund to  recognition  of taxable gains and losses
                                              sell    portfolio     securities    at  on  the   sale  of   Fund   investments,
                                              disadvantageous  times  to  raise  the  requiring  each Fund to maintain  higher
                                              cash  needed to meet those  redemption  cash   balances   to   meet   redemption
                                              or exchange  requests.  The Funds will  requests,   and  experiencing  increased
                                              not accommodate  excessive  trading in  transaction costs.
                                              any  Fund,  and  they  have  therefore
                                              adopted   a  policy   to  deter   such  Because  the  Mid  Cap  und  invests  in
                                              trading.  The policy has been reviewed  mid-cap  securities that often may trade and  approved by the  Sentinel  Board.  in lower  volumes,  frequent  trading by
                                              Under this policy,  a Fund will reject  certain   shareholders  may  dilute  the
                                              any   purchase   order   or   exchange  value  of  Fund  shares  held  by  other
                                              request  if the  Fund  has  determined  shareholders.   In   addition,   because
                                              that  an  investor's  trading,  in the  frequent  trading  may cause the Fund to
                                              judgment of the Fund,  has been or may  attempt   to   maintain    higher   cash
                                              be  disruptive  to a Fund.  In  making  positions,   changes   to   the   Fund's
                                              this  judgment,  a Fund  may  consider  holdings   in   response   to   frequent
                                              trading  done  in  multiple   accounts  trading may impact the market prices
                                              under  common  ownership  or  control.  of   such   relatively   thinly   traded
                                              Certain types of regular  transactions  securities held by the Fund.
                                              that  will not be  deemed by the Funds
                                              to  be  excessive   trading  for  this  The Funds'  service  providers will take purpose include systematic  exchanges,  steps reasonably  designed to detect and
                                              dollar   cost    averaging,    regular  deter frequent  trading by  shareholders
                                              rebalancing  of  holdings in the Funds  pursuant  to  the  Funds'  policies  and
                                              (e.g.,    periodic    rebalancing   to  procedures  described in the  Prospectus
                                              maintain   an   investment   advisor's  and  approved  by the  Synovus  Board of
                                              asset    allocations     model)    and  Trustees.   For   purposes  of  applying
                                              pre-authorized withdrawals.             these   policies,   the  Funds'  service
                                                                                      providers   may   consider  the  trading


                                                                -28-

POLICY/PROCEDURE                                          SENTINEL FUNDS                           SYNOVUS FUNDS
--------------------------------------------- --------------------------------------- ----------------------------------------
                                              The    policy     applies    to    all  history   of   accounts   under   common
                                              shareholders.  However, a Fund may not  ownership   or   control.   The   Funds'
                                              be able to  determine  that a specific  policies and procedures include:
                                              purchase    order   or   request   for  o  Shareholders   are  restricted   from
                                              exchange or  redemption,  particularly  making more than one (1) "round  trip" a
                                              an  order  or  request   made  through  month  into  or out  of  each  Fund  per
                                              omnibus  accounts or 401(k) plans,  is  calendar  year. The Funds define a round excessive or  disruptive  to the Fund.  trip  as a  purchase  into a  Fund  by a
                                              The    Funds    therefore    make   no  shareholder,  followed  by a  subsequent
                                              representation  that all such purchase  redemption     out    of    the    Fund.
                                              orders  or  exchange  requests  can or  Shareholders  are also  restricted  from will be rejected.  In  addition,  with  making  more  than  one (1)  exchange  a respect  to  shares  held on the books  month  (from one Fund to  another  Fund)
                                              of third  party  intermediaries,  such  and  no  more  than  12  exchanges   per
                                              as  retirement  plan   administrators,  calendar year. If a shareholder  exceeds
                                              the   Funds   may   work   with   such  these  amounts,  the Funds  and/or their
                                              intermediaries       to      implement  service    providers   may,   at   their
                                              additional  procedures  that the Funds  discretion,    reject   any   additional
                                              determine are  reasonably  designed to  purchase or exchange orders.
                                              achieve  the  objective  of the Funds'  o  Each  Fund   reserves  the  right  to
                                              excessive  trading  policy.  Where  an  reject any purchase or exchange  request intermediary  adopts such  procedures,  by any  investor  or group of  investors shareholders  whose  accounts  are  on  for any  reason  without  prior  notice, the  books of such  intermediary  will  including,  in  particular,  if the Fund
                                              be  subject  to  that   intermediary's  or  Synovus  or   Steinberg   reasonably
                                              procedures,  which may differ from the  believes   that  the  trading   activity
                                              procedures  applied  by the  Funds  to  would be  harmful or  disruptive  to the accounts  held  directly on the Funds'  Fund.
                                              books,   but   that   are   reasonably
                                              designed    to   achieve    the   same  Each Fund and/or its  service  providers
                                              objective.                              seek  to  apply  these  policies  to the
                                                                                      best of their  abilities  uniformly  and
                                              Each  Sentinel Fund has also adopted a  in a manner they  believe is  consistent
                                              redemption  fee of 1% will be assessed  with  the   interests   of  the   Fund's
                                              on the  redemption  of shares held for  long-term    shareholders.    Systematic
                                              15 days or less.  Redemption  fees may  purchases and  redemptions and automatic
                                              not apply to certain  transactions  if  rebalancing   through   Synovus'   asset
                                              investors     or     the     financial  allocation  program(s)  are exempt  from
                                              intermediary  make  SASI  aware of the  these    policies.     Although    these
                                              circumstances    and    provide    any  policies are designed to deter  frequent
                                              requested    documentation   regarding  trading,  none of these  measures  alone
                                              such   circumstances   prior  to  your  nor   all   of   them   taken   together
                                              redemption,    including   redemptions  eliminate the possibility  that frequent
                                              related   to  death,   disability   or  trading   in   a   Fund   will    occur,
                                              qualified  domestic  relations  order;  particularly   with  respect  to  trades
                                              certain      types     of      account  placed by  shareholders  that  invest in
                                              transactions,   such  as   redemptions  the  Fund   through   omnibus   accounts
                                              pursuant  to   systematic   withdrawal  maintained by brokers,  retirement  plan
                                              programs,     withdrawals    due    to  accounts     and     other     financial
                                              disability,  and  redemptions  related  intermediaries.   The  Funds  and  their
                                              to  payment  of  custodian  fees;  and  service     providers'     access     to
                                              certain  types  of   retirement   plan
                                              transactions,   such   as   loans   or
                                              hardship     withdrawals,      minimum
                                              required  distributions,   redemptions


                                      -29-

 POLICY/PROCEDURE                                          SENTINEL FUNDS                           SYNOVUS FUNDS
--------------------------------------------- --------------------------------------- ----------------------------------------
                                              pursuant  to   systematic   withdrawal  information       about       individual
                                              programs,    forfeiture   of   assets,  shareholder  transactions  made  through
                                              return of excess contribution  amounts  such  omnibus   arrangements   is  often
                                              or  redemptions  related to payment of  unavailable  or severely  limited.  As a plan fees. Certain  intermediaries may  result,  the Funds  cannot  assure  that not  apply all of these  waivers,  may  their  policies  will be  enforced  with
                                              apply other reasonable  waivers or may  regard  to  those   Fund   shares   held
                                              pay  redemption   fees  on  behalf  of  through   such   omnibus    arrangements
                                              their clients.                          (which may represent a
                                                                                      majority  of  Fund  shares),  and  as  a
                                                                                      result frequent  trading could adversely
                                                                                      affect  the Funds  and  their  long-term
                                                                                      shareholders  as  discussed   above.  In
                                                                                      addition,  if  investors  own  the  Fund
                                                                                      shares   through  an   omnibus   account
                                                                                      maintained by a broker,  retirement plan
                                                                                      or other financial  intermediary,  it is
                                                                                      possible that
                                                                                      the  financial  intermediary's  policies
                                                                                      regarding  frequent  trading  may differ
                                                                                      from those of the Funds.  Please contact
                                                                                      a   financial   intermediary   for  more
                                                                                      information.














                                      -30-

  POLICY/PROCEDURE                                          SENTINEL FUNDS                           SYNOVUS FUNDS
--------------------------------------------- --------------------------------------- ----------------------------------------
SECURITIES VALUATION                          Domestic equity  securities are valued  The Synovus Funds  generally value their at the  latest  transaction  prices on  investment portfolio at market price.
                                              the  principal   stock   exchanges  on
                                              which they are traded.                  When  valuing  fixed-income   securities
                                                                                      with  remaining  maturities of more than
                                              Unlisted  and  listed  securities  for  60 days,  the Bond Fund and Georgia Fund
                                              which   there   were   no   sales   or  use the value of the  security  provided
                                              insufficient  sales during the day are  by   pricing   services.    The   values
                                              valued at the mean  between the latest  provided  by a  pricing  service  may be
                                              available bid and asked prices.         based  upon  market  quotations  for the
                                                                                      same  security,  securities  expected to
                                              Fixed-income   securities  are  valued  trade in a  similar  manner or a pricing
                                              daily  on  the  basis  of   valuations  matrix.
                                              furnished  by an  independent  pricing
                                              service  that,  under the  supervision  When  valuing  fixed-income   securities
                                              of  the  Sentinel  Board,   determines  with remaining  maturities of 60 days or
                                              valuations          for         normal  less,   the  Funds  use  the  security's
                                              institutional-sized  trading  units of  amortized  cost.  Amortized cost and the
                                              debt  securities,   without  exclusive  use  of  a  pricing  matrix  in  valuing
                                              reliance  upon  quoted   prices.   The  fixed  income  securities  are  forms of
                                              valuations by the pricing  service are  fair value pricing.
                                              believed  to reflect  more  accurately
                                              the   fair   market   value   of  such
                                              securities   than  the  last  reported
                                              sale.

                                              Financial  futures  are  valued at the
                                              settlement price  established each day
                                              by the board of trade or  exchange  on
                                              which they are traded.

                                              Exchange-traded  options are valued at
                                              the last sale  price  unless  there is
                                              no timely sale  price,  in which event
                                              an average of current  bids and offers
                                              provided by market makers is used.

                                              Money market  securities are valued on
                                              the  basis of  amortized  cost,  which
                                              involves     valuing    a    portfolio
                                              instrument  at its cost  initially and
                                              thereafter    assuming    a   constant
                                              amortization   to   maturity   of  any
                                              discount  or  premium,  regardless  of
                                              the  impact  of  fluctuating  interest
                                              rates  on  the  market  value  of  the
                                              instrument.

                                              The   Sentinel   Funds   account   for
                                              securities  transactions  on the  next
                                              business day  following a trade (trade
                                              date   plus    one),    except    that
                                              transactions  may  be  booked  on  the
                                              trade date when a trade  occurs on the
                                              end of a  financial  reporting  period
                                              or, on  occasion,  if SAM  believes  a
                                              significant  price movement may impact
                                              the Fund's NAV.



                                      -31-

  POLICY/PROCEDURE                                          SENTINEL FUNDS                           SYNOVUS FUNDS
--------------------------------------------- --------------------------------------- ----------------------------------------
FAIR VALUATION                                In   addition  to  events  that  occur  If  market   prices   are  not   readily
                                              between   the  close  of  the  foreign  available   or  the   Funds   reasonably
                                              markets   and  the   Sentinel   Funds'  believe that they are  unreliable,  such
                                              determination   of  net  asset  value,  as in the case of a security  value that which potentially  affect the value of  has been  materially  affected by events
                                              foreign  securities,  there  may occur  occurring   after  the  relevant  market
                                              events    that   are    expected    to  closes,  the Funds are required to price
                                              materially   affect  the  value  of  a  those   securities   at  fair  value  as
                                              Fund's      portfolio       securities  determined  in good faith using  methods
                                              regardless  of whether they are traded  approved  by  the  Synovus  Board.   The
                                              on foreign or domestic  markets.  Upon  Funds'  determination  of  a  security's such events,  the  Sentinel  Board may  fair  value  price  often  involves  the value  such  securities  at their fair  consideration  of a number of subjective
                                              value.    The   Sentinel   Board   has  factors,  and is  therefore  subject  to
                                              delegated  this  responsibility  to  a  the  unavoidable  risk  that  the  value pricing  committee,  subject  to their  that the Funds  assign to a security may review and  supervision.  Events  that  be higher or lower  than the  security's may  materially  affect  the  value of  value  would  be  if a  reliable  market portfolio  securities  include  events  quotation  for the  security was readily affecting  specific  issuers  (e.g., a  available.
                                              halt in trading of the  securities  of
                                              an issuer on an  exchange  during  the  Although  the Large Cap Fund and Mid Cap trading  day or a  company  report  or  und  invest  primarily  in the stocks of announcement  regarding  earnings or a  U.S.  companies  that are traded on U.S.
                                              merger)     or    events     affecting  exchanges,    there   may   be   limited
                                              securities  markets  generally  (e.g.,  circumstances  in which the Funds  would
                                              market    volatility,    including   a  price  securities  at  fair  value - for
                                              substantial    upward   or    downward  example,  if the  exchange  on  which  a
                                              movement   of   the   U.S.    markets,  portfolio    security   is   principally
                                              economic  or   political   news  or  a  traded  closed  early or if trading in a
                                              natural disaster).                      particular  security  was halted  during
                                                                                      the day and did not resume  prior to the
                                              The Sentinel  Funds' use of fair value  time the Fund calculated its NAV.
                                              pricing  is  designed  to ensure  that
                                              each Fund's net asset  value  reflects
                                              the value of its underlying  portfolio
                                              securities  as accurately as possible.
                                              There  can be no  assurance,  however,
                                              that a fair  valuation  used by a Fund
                                              on any given day will more  accurately
                                              reflect   the   market   value   of  a
                                              security   or   securities   than  the
                                              market  price  of  such   security  or
                                              securities on that day.




Please note that when calculating the value of the Synovus Funds' shares with respect to the Reorganizations, the NAV of a Synovus Fund's shares will be determined in accordance with the procedures described in the corresponding Sentinel Fund's Prospectus and Statement of Additional Information, and in accordance with the Sentinel Fund's valuation procedures While the valuation procedures and pricing services used by the Synovus Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having different values at the valuation time than was used to calculate the net asset value of an applicable Synovus Fund prior to such time. As a result, the dollar value of a Synovus Fund's shareholder's investment may be different after the applicable Reorganization than it was before. The differences between the pricing procedures of the Synovus Intermediate-Term Bond and Georgia Municipal Bond Funds and the Sentinel Government Securities and Sentinel Georgia Municipal Bond Funds, respectively, are expected to positively impact the net asset value per share, although it is possible this could not occur.

DIVIDENDS AND OTHER DISTRIBUTIONS AND TAXATION

SYNOVUS FUNDS. With respect to the Large Cap Fund, dividends are declared and paid monthly. With respect to the Bond and Georgia Funds, dividends are declared daily and paid monthly. With respect to the Mid Cap Fund, dividends are declared daily and paid annually. Net realized capital gains, if any, are paid annually. Unless a shareholder elects cash payments, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV.

Each Synovus Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions may be subject to federal, state and local taxation, depending upon the tax situation. Distributions received from a Fund, whether in cash or reinvested in additional shares of the Fund may be taxable whether or not investors reinvest them. Income distributions, other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes an exchange of Fund shares for shares of another Synovus Fund is treated the same as a sale.

The Georgia Fund intends to distribute income that is exempt from both federal and Georgia state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by the Fund may be taxable. The Georgia Fund may invest in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For investors who are subject to the AMT, a portion of the Fund's distributions may not be exempt from federal income tax. The Bond Fund expects to distribute primarily ordinary income dividends. More information about taxes is in the Statement of Additional Information.

SENTINEL FUNDS. The Sentinel Common Fund declares and distributes its net investment income, if any, quarterly. The Sentinel Mid Value Fund declares and distributes is net investment income, if any, annually. Each of the Sentinel Government and Sentinel Georgia Fund declares and distributes its net investment income, if any, monthly.

For each Sentinel Fund, distributions of any net realized capital gains for a fiscal year are generally paid in December, following the November 30th fiscal year-end.

Investors may elect to receive all or any part of the dividends and/or capital gains distributions in cash, shares of the Fund, or shares of the same class of another fund in the Sentinel Family of Funds. Unless investors elect otherwise, dividends and capital gains distributions will be reinvested in shares of the same Fund. Any dividend or distribution of less than $10.00 must be reinvested. If investors elect to receive distributions by check, in its discretion the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to investors. No interest will accrue on amounts represented by uncashed dividend or other distribution checks. To change the current option for payment of dividends and capital gains distributions, please call 1-800-282-3863.

Investors will pay tax on dividends and capital gains distributions from the Funds whether investors receive them in cash, additional shares or shares of another fund. If investors redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to individual shareholders. However, to the extent a Fund's distributions are derived from income on debt securities and non-qualifying foreign corporations and/or short-term capital gain, its distributions will not be eligible for this reduced tax rate.

If investors are neither a lawful permanent resident nor a citizen of the U.S. or if investors are a foreign entity, the Funds' ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning after December 31, 2004 and before January 1, 2008, certain distributions designated by a Fund as either interest-related dividends or short-term gain dividends and paid to a foreign shareholder would be eligible for exemption from the U.S. withholding tax.

To a certain extent, dividends and interest received by the Sentinel Common and Sentinel Mid Value Funds, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. It is unlikely that a credit or deduction will be available to shareholders of Sentinel Common or Sentinel Mid Value Funds with respect to such taxes.

By law, dividends of ordinary income, capital gains distributions and redemption proceeds will be subject to a withholding tax if investors have not provided a taxpayer identification number or social security number or if the number investors have provided is incorrect.

The Sentinel Georgia Fund intends to distribute income that is exempt from both federal and Georgia state taxes. The Sentinel Georgia Fund will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for federal income tax purposes. The Fund intends to invest a sufficient portion of its assets in municipal bonds and notes to qualify to pay "exempt-interest dividends" to shareholders. These exempt-interest dividends are generally not subject to federal income tax. However, the Fund may invest up to 20% of its assets in investments which generate income that is not excludable from gross income for federal income tax purposes as well as investments that may subject certain investors to the federal alternative minimum tax. Any long-term capital gains distributed by the Fund will normally be taxable as capital gains. However, gain derived from the sale of municipal bonds purchased at a market discount will be treated as ordinary income for federal income tax purposes rather than capital gain. This rule may increase the amount of ordinary income dividends you receive.

There is a possibility that events occurring after the date of issuance of a security, or after the Sentinel Georgia Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

The Sentinel Georgia Fund may invest in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For investors who are subject to the AMT, a portion of the Fund's distributions may not be exempt from federal income tax.

This section summarizes some of the consequences under current federal tax law of investment in the Funds. It is not a substitute for personal tax advice. Consult a personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

PRINCIPAL INVESTMENT RISKS

We cannot guarantee that any Fund's investment objective will be achieved. You can find additional information about the securities and investment techniques used by the Funds in the Funds' Prospectuses and Statements of Additional Information.

SYNOVUS FUNDS

EQUITY RISK. Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Large Cap Fund or Mid Cap Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK. The market values of fixed-income investments in which the Bond and Georgia Funds invest change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer-maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

CALL RISK. During periods of falling interest rates, certain debt obligations in which the Bond and Georgia Funds invest with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

CREDIT RISK. The possibility that an issuer of securities in which the Bond and Georgia Funds invest will be unable to make timely payments of either principal or interest.

DERIVATIVES RISK. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested. In the case of poor correlation of prices, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. If Synovus' or Steinberg's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected. Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Derivatives based upon a narrow index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrow indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities. While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so; have to purchase or sell the instrument underlying the contract; not be able to hedge its investments; and not be able realize profits or limit its losses. The prices of derivatives are volatile and relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative. If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EVENT RISK. Securities in which the Bond and Georgia Funds invest may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Funds' multiple holdings.

FOREIGN INVESTMENTS RISK. When the Mid Cap Fund invests in securities of non-U.S. companies, it will be subject to risks not typically associated with investments in U.S. companies. Securities of non-U.S. companies may trade either in domestic markets, in the form of American Depositary Receipts ("ADRs") or otherwise, or in foreign markets. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign companies, especially those in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or, for non-dollar denominated investments, changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

MID-CAP RISK. The medium-capitalization companies the Mid Cap Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

MORTGAGE-BACKED SECURITIES RISK. Mortgage-backed securities in which the Bond Fund invests are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK. Each of the Mid Cap Fund and Georgia Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

MUNICIPAL ISSUER RISK. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on the municipal securities in which the Georgia Fund invests. These securities include securities of municipal issuers located in Georgia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes. In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund may also be riskier than mutual funds that buy securities of issuers in numerous states.

REPURCHASE AGREEMENTS. If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, a Fund's right to sell the security may be restricted. In addition, the value of the security might decline before a Fund can sell it and a Fund might incur expenses in enforcing its rights.

SECURITIES LENDING RISK. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Synovus Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

STYLE RISK. The Large Cap Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity market as a whole. The Mid Cap Fund is subject to the risk that medium-capitalization common stocks may underperform other segments of the equity market or the equity market as a whole. The Bond Fund is subject to the risk that its investment strategy, which focuses on U.S. government and U.S. corporate fixed-income securities with intermediate maturities, may perform differently than other mutual funds which focus on fixed income securities with longer maturities or invest in other asset classes. The Georgia Fund is also subject to the risk that Georgia municipal debt securities may underperform other segments of the fixed-income market or the fixed-income market as a whole.

TEMPORARY DEFENSIVE POSITION RISK. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if Synovus or Steinberg believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

SENTINEL FUNDS

STOCK MARKET AND SELECTION RISK. Stock market risk, which is primarily applicable to the Sentinel Common and Sentinel Mid Value Funds, is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that SAM selects will underperform that stock market or other funds with similar investment objectives and investment strategies.

FIXED-INCOME SECURITIES RISK. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Sentinel Bond and Sentinel Georgia Funds holding bonds will fluctuate with conditions in the bond markets. Bonds with longer maturities and longer durations (a measure of a bond's sensitivity to changes in interest rates) generally have higher yields and are subject to greater price fluctuation due to interest-rate changes than bonds with shorter maturities or shorter durations. While considered investment-grade, bonds in the fourth highest rating category of Moody's and Standard & Poor's may have more speculative characteristics and may be more likely to be downgraded than bonds rated in the three highest rating categories. If a bond is downgraded below investment-grade, SAM will determine whether selling it is in the shareholders' best interest. To arrive at this decision, SAM will consider, among other things, the market price, credit risk, and general market conditions.

DERIVATIVES RISK. Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

DOLLAR ROLLS RISK. The use of dollar rolls by the Sentinel Government Fund tends to increase the portfolio turnover of these Funds. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may appreciate above the contracted repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to release the counterparty from its contractual obligation.

GOVERNMENT SECURITIES RISK. Economic, business, or political developments may affect the ability of government-sponsored guarantors, such as FNMA and FHLMC, to repay principal and to make interest payments on the mortgage-backed government securities in which the Sentinel Government Fund invests. In addition, certain of these securities including those guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government. In addition, if prevailing interest rates are below the rates on the mortgages, the mortgage borrowers are more likely to refinance their mortgages than if interest rates are at or above the interest rates on the mortgages. Faster prepayments will reduce the potential of the mortgage-backed securities to rise in value during periods of falling interest rates, while the risk of falling value during periods of rising interest rates may be comparable to or higher than other bonds of similar maturities.

FOREIGN SECURITIES RISK. Investing in foreign securities by the Sentinel Common and Sentinel Mid Value Funds involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds had to sell securities to meet unanticipated cash requirements, they might be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes and withholding taxes imposed by foreign governments on dividend and/or interest payments, difficulty enforcing judgments against foreign issuers, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

ILLIQUID SECURITIES RISK. Smaller-capitalization stocks and lower-quality bonds may be or become illiquid. The Sentinel Mid Value Fund and Sentinel Georgia Fund will not be able to readily resell illiquid securities. The inability to sell these securities at the most opportune time may negatively affect a Fund's net asset value.

MUNICIPAL LEASE RISK. Municipal leases in which the Sentinel Georgia Fund may invest contain non-appropriation clauses under which the municipality may elect annually not to appropriate for future lease payments. This right of non-appropriation creates a non-payment risk for the Fund.

NON-DIVERSIFIED RISK. Each of the Sentinel Mid Value Fund and Sentinel Georgia Fund is non-diversified, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual securities. As a result, the Fund may be more affected by the performance of a particular security than a fund investing in a broader range of securities.

NOT GUARANTEED RISK. None of the Sentinel Funds is guaranteed or insured by the U.S. government. The value of the Fund's shares is expected to fluctuate.

PORTFOLIO TURNOVER RISK. In the most recent year ended November 30, 2005, the Sentinel Government Fund's rate of portfolio turnover was 505%. For the Fund, an active trading approach increases the Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

RELATED PROJECTS RISK. Because the Sentinel Georgia Fund invests in issuers that finance similar types of municipal projects and obligors whose principal business activities are in the same types of municipal projects (such as projects involving community development, education, healthcare, hospitals, industrial development, pollution control, retirement and assisted living centers, single- and multi-family low income housing, and energy productions), they bear the risks from the effects of economic, political, tax law, or business developments related to these types of municipal projects. These risks include, but are not limited to, proposed federal or state legislation affecting these types of municipal projects, pending or final court decisions relating to municipal projects or their financing, shortages of or price increases in materials needed for the municipal projects, and declining markets or need for these municipal projects.

REPURCHASE AGREEMENTS RISK. If the repurchase agreement counterparty defaults on its repurchase obligation, each of the Sentinel Common, Sentinel Mid Value and Sentinel Government Funds would have the collateral securities and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the securities turn out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell securities that were subject to the repurchase agreement. In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold". Therefore, amounts earned under such agreements are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

SECTOR RISK. To the extent a Sentinel Fund invests in a particular sector, it is subject to the risks of that sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time. For more information on risks of a particular sector, consult the Fund's Statement of Additional Information.

SECURITIES LENDING RISK. Securities lending programs are subject to borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Sentinel Fund is unable to recall a security in time to exercise valuable rights or sell the security). In addition, substitute payments (i.e., amounts equivalent to any dividends, interest or other distributions received by the Fund while the securities are on loan) are not treated as a dividend and are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

STATE-SPECIFIC RISK. The Sentinel Georgia Fund is more susceptible to factors adversely affecting Georgia governmental entities, respectively, and the municipal bond market of that area than a municipal bond fund that is diversified nationally. The Fund's NAV is particularly sensitive to changes in the economic condition and governmental policies of the State of Georgia. For example, if the economic condition of a single significant industry within Georgia deteriorates, specific governmental issuers within the state or the anticipated revenues to the state or issuers within the state may be weakened, and the NAV of the Fund's shares may fall as a result. Adverse changes in employment rates, federal revenue sharing or laws on tax-exempt financing may also cause the value of the Fund's shares to fall.

STOCKS OF SMALLER COMPANIES RISK. The stocks of small- and mid-capitalization companies in which the Sentinel Mid Value Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

STYLE RISK. The Sentinel Common Fund focuses on both "growth" and "value" stocks, commonly called a blend style. The Sentinel Mid Value Fund focuses on "value" stocks. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Value stocks may not increase in price or pay dividends, as anticipated by the Funds' managers, or may decline even further if (1) other investors fail to recognize the company's value, (2) other investors favor investing in faster-growing companies, or (3) the factors that the managers believe will increase the price do not occur. The Sentinel Government Fund focuses on U.S. government securities, particularly mortgage-backed securities. The Sentinel Georgia Fund focuses on Georgia municipal securities. The Funds' performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

TAXABILITY RISK. The Sentinel Georgia Fund intends to minimize the payment of taxable income to shareholders by investing in municipal bonds in reliance on an opinion of bond counsel that the interest paid will be excludable from gross income for federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Fund pay taxes on such interest and, if the Fund agrees to do so, its yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities, and possible penalties and interest. If any municipal bond held by the Fund is deemed to pay interest subject to federal income tax, the Fund will attempt to dispose of the security as soon as practicable. Interest income on certain "private activity" bonds is a preference item for shareholders subject to the federal alternative minimum tax.

TEMPORARY DEFENSIVE POSITION RISK. If a Sentinel Fund, takes a temporary defensive position, it may invest all or a large portion of its assets in U. S. government securities, high-quality, money-market instruments, bank deposits, or cash. If a Fund takes a temporary defensive position, it may not achieve its investment objective(s). The interest on municipal bonds issued by states other than your state of residence is exempt only from federal personal income tax. Interest on certain types of U.S. government securities is exempt only from state personal income tax. Interest on money-market instruments is generally fully subject to both federal and any applicable state personal income taxes.

U.S. TERRITORY-SPECIFIC RISKS. The Georgia Fund is susceptible to some extent to factors adversely affecting certain U.S. territories that issue securities that may be exempt from federal and, in certain circumstances, state and local taxes.
GUAM: Guam's economy is dependent on revenues from tourism, the U.S. military, and service industries. Its employment is concentrated in local government and federal jobs. Natural disasters and a decrease in U.S. military operations may have a negative impact on Guam's economy and Guam's issuers. PUERTO RICO:
Historically, Puerto Rico's economy benefited from tax incentives contained in
Section 936 of the Internal Revenue Code. These tax incentives allow tax credits for U.S. domestic corporations that conduct a large amount of business in Puerto Rico. However, these incentives may be phased out, which may decrease Puerto Rico's competitive advantage for attracting new business, and negatively affect Puerto Rico's economy. Economic difficulties in the United States and natural disasters could also have a negative impact on the overall economy of Puerto Rico, and negatively affect Puerto Rico issuers.
U.S. VIRGIN ISLANDS: The U.S. Virgin Islands' economy is heavily dependent on tourism for both revenue and employment and continued favorable U.S. tax laws. Natural disasters and economic difficulties in the United States could have a negative impact on the Virgin Islands' tourism industry and may also have a negative impact on the overall economy of the Virgin Islands and Virgin Island issuers.

The Funds are appropriate for investors who are comfortable with the risks described here. The Funds are appropriate for long-term investors who are not concerned primarily with principal stability. It is possible to lose money by investing in the Funds.

PRIMARY DIFFERENCES

The principal investment risks of each Synovus Fund and the corresponding Sentinel Fund are substantially similar. The primary differences are (1) the Sentinel Government Fund is principally subject to the risks of investing in dollar roll transactions and impact of significantly higher portfolio turnover, while the Bond Fund is not and (2) the Sentinel Common Fund is principally subject the risk of investing in securities traded in Canada, while the Large Cap Fund is not.

                    CURRENT AND PROPOSED ADVISORY AGREEMENTS

THE CURRENT AND PROPOSED ADVISORY AGREEMENTS FOR THE MID CAP AND GEORGIA FUNDS Under the current advisory agreement (attached as Exhibit B), each Synovus Fund pays Synovus a management fee at the annual rate of 0.75% for Mid Cap and 0.45% of Georgia Fund, based on the average daily net assets of the each Fund. The current advisory agreement for the Synovus Funds was approved on August 13, 2001 by the sole shareholder of each Fund in conjunction with its organization and most recently for an additional one-year term by the Synovus Board on May 16, 2006. These advisory agreements must be approved annually by vote of the Synovus Board or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. A vote of a majority of the outstanding voting securities in the context of approval of an investment advisory agreement means the affirmative vote of the lesser of (1) 67% of Fund shares present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund. Each advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Synovus Board, or, with respect to a particular Fund, by a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to Synovus and by Synovus on 90 days' written notice to the Trust. The advisory agreement provides that Synovus shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Under the proposed advisory agreement (attached as Exhibit C), each Sentinel Fund would pay SAM a management fee at the annual rate (1) for the Sentinel Mid Value Fund of 0.75% per annum on the first $500 million of the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion and (2) for the Sentinel Georgia Fund of 0.45% per annum on the first $1 billion of the Fund's average daily net assets; 0.40% per annum on the next $1 billion of such assets and $ 0.35% per annum on such assets over $ 2 billion

The proposed advisory agreement must be approved annually by vote of the Sentinel Board or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval. A vote of a majority of the outstanding voting securities in the context of approval of an investment advisory agreement means the affirmative vote of the lesser of (1) 67% of Fund shares present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund. Each advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Sentinel Board, or, with respect to a particular Fund, by a majority of the Fund's outstanding voting securities on not more than 60 days' written notice SAC and by SAC on 60 days' written notice to the Fund. Under each advisory agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the advisory agreement on the part of the SAM, SAM is not liable to the Funds or its shareholders for any act or omission in the course of, or in connection with, rendering services under the advisory agreement or for any losses that may be sustained in the purchase, holdings or sale of any security.

If the proposed advisory agreement had been in place for the Funds' last fiscal year, the Synovus Funds would have paid the following advisory fees:

                                                              DIFFERENCE AS A
                      2006 ACTUAL   2006 PRO FORMA             PERCENTAGE OF
FUND                 ADVISORY FEES   ADVISORY FEES          THE 2006 ACTUAL FEES
----------------- ----------------- ------------------------- ------------------
Mid Cap
Georgia

THE CURRENT AND PROPOSED INVESTMENT SUB-ADVISORY AGREEMENTS
The Trust, Synovus and Steinberg have entered into an investment sub-advisory agreement (attached as Exhibit D), under which Steinberg serves as the investment advisor and makes the investment decisions for the Mid Cap Fund and continuously reviews, supervises and administers the investment program of the Mid Cap Value Fund, subject to the supervision of, and policies established by, Synovus and the Synovus Board. After the initial two-year term, the continuance of the investment sub-advisory agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Mid Cap Fund and (ii) by the vote of a majority of the Trustees who are not parties to the investment sub-advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The investment sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Synovus Board or, with respect to the Mid Cap Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to Steinberg, or by Steinberg on 90 days' written notice to the Trust. The investment sub-advisory agreement provides that Steinberg shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For its services under the investment sub-advisory agreement, Steinberg is entitled to a fee at an annual rate of 0.50% of the average daily net assets of the Mid Cap Fund.

SAM and Steinberg expect to enter into an investment sub-advisory agreement (the form of which is attached as Exhibit E) with respect to the Mid Cap Fund under terms substantially similar to those described above.

SAM and GLOBALT expect to enter into an investment sub-advisory agreement (the form of which is attached as Exhibit E) with respect the Sentinel Georgia Fund. For its services under the investment sub-advisory agreement, GLOBALT would be entitled to a fee at an annual rate of 0.225% of the average daily net assets of the Sentinel Georgia Fund.

ADVISORY FEES FOR FUNDS WITH A SIMILAR INVESTMENT OBJECTIVE
SAM manages other series of Sentinel Group Funds, Inc. In addition, SAM manages the series of the Sentinel Variable Products Trust ("SVPT Funds"), which serve as investment vehicles for National Life separate accounts that hold the assets related to National Life's individual variable life insurance and variable annuity contracts.

Advisory fee rates for the other series of Sentinel Group Funds, Inc. and the SVPT Funds with a similar investment objective are as follows:


FUND                                        FEE
------------------------------------------- ------------------------------------
Sentinel Common,  Sentinel Capital Growth,  0.70% per annum on the first $500  million of the Fund's  average  daily
Sentinel  Capital  Opportunity,   Sentinel  net  assets;  0.65% per annum on the next $300  million of such  assets;
International  Equity,  Sentinel  Mid  Cap  0.60% per  annum on the next  $200  million  of such  assets;  0.50% per
Growth and Sentinel Small Company Funds     annum on the next $1 billion of such  assets;  and 0.40% of such  assets over $2 billion

Sentinel Growth Leaders Fund                0.90% per annum on the first $500  million of the Fund's  average  daily net  assets;  0.85% per annum on the next $300  million of such  assets;
                                            0.80% per  annum on the next  $200  million  of such  assets;  0.70% per annum on the next $1 billion of such  assets;  and 0.60% of such  assets over $2 billion
SVPT Common Stock, Mid Cap Growth and       0.50% per annum on the first $20 million of average  daily net assets of
Small Company Funds                         each such Fund;  0.40% per annum on the next $20  million of such assets of each such Fund;  and 0.30% per annum on such assets of each such Fund in excess of $40 million


SAM has contractually agreed to waive fees and/or reimburse expenses as necessary to limit these Funds' overall expense ratios to the amounts shown below:

FUND                                           EXPENSE RATIO         UNTIL
-------------------------------------- ---------------------- ------------------
Sentinel Common-Class A                         1.10%               12/19/07
Sentinel Capital Growth-Class A                 1.75%                3/17/08
Sentinel Growth Leaders-Class A                 1.75%                3/17/08

SAM has voluntarily agreed to further limit the expense ratio of the Sentinel Growth Leaders Fund's Class A shares to 1.45%. This voluntary agreement may be terminated at any time. All of these arrangements will benefit the other classes of the Funds to the extent SAM waives its advisory fee to meet these caps.

As of December 29, 2006, the assets of these funds were as follows:

FUND                                              NET ASSETS
-------------------------------------- ----------------------
Sentinel Common
Sentinel Capital Growth
Sentinel Capital Opportunity
Sentinel Growth Leaders
Sentinel International Equity
Sentinel Mid Cap Growth
Sentinel Small Company
SVPT Common Stock
SVPT Mid Cap Growth
SVPT Small Company

Neither GLOBALT nor Steinberg manages any other mutual funds.

SENTINEL BOARD CONSIDERATION AND APPROVAL OF THE PROPOSED ADVISORY AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------
The Sentinel Board considered the approval of the proposed advisory agreement at a meeting held on December 7, 2006. During this review, it considered all factors believed relevant, including the performance of the Funds as compared to that of similar mutual funds not managed by SAM, Synovus or Steinberg; the nature, extent and quality of services to be rendered by SAM and its affiliates; revenue to be received by SAM from the Sentinel Funds; the costs to be borne by, and pro forma profitability of, SAM and its affiliates in providing services to the Sentinel Funds; pro forma Sentinel Fund advisory fees and Class A share expenses; the extent to which economies of scale would be realized as the Sentinel Funds grow and whether fee levels reflect these economies of scale for the benefit of investors; the professional experience and qualifications of SAM's, GLOBALT's and Steinberg's investment personnel; and the terms of the proposed advisory and sub-advisory agreements.

ADVISOR PERSONNEL AND INVESTMENT PROCESS. At the December meeting, the Sentinel Board noted that each of the proposed portfolio managers was well qualified with significant investment experience. The Sentinel Board also discussed with Ms. Busby and Mr. Steinberg their investment process and management style.

FUND PERFORMANCE. The Sentinel Board reviewed the investment performance of the Mid Cap and Georgia Funds, noting the relatively attractive performance of the Mid Cap Fund and the proposed change in portfolio managers for the Georgia Fund.

ADVISORY FEES AND EXPENSES. The Sentinel Board discussed the pro forma management fee and expense ratios of the Sentinel Funds, noting that each Sentinel Fund's advisory fee schedule included the use of breakpoints.

PROFITABILITY. The Sentinel Board reviewed information prepared by SAM, calculated on a pro forma basis, regarding the projected profitability to SAM of its advisory relationship with each Sentinel Fund as well as the overall profitability to SAM and its affiliates.

ECONOMIES OF SCALE. The Sentinel Board considered whether there could be economies of scale with respect to the management of the Sentinel Funds, and whether the Sentinel Funds would appropriately benefit from any available economies of scale. The Sentinel Board noted that the proposed advisory agreement included an advisory fee breakpoint schedule. They also considered the current level of assets of each Fund. After reviewing these and related factors, the Sentinel Board concluded, within the context of their overall conclusions regarding the proposed advisory agreement, that the extent to which economies of scale were shared with the Sentinel Funds supported the proposed advisory agreement.

CONCLUSION. The Sentinel Board considered SAM, GLOBALT and Steinberg to be experienced asset management firms. After deliberations by the Sentinel Board's Independent Directors without the presence of employees of SAM or its affiliates, the Sentinel Board, including the Independent Directors, approved the proposed advisory and sub-advisory agreements, subject to any required shareholder approval, concluding that the proposed advisory and sub-advisory agreements were reasonable in relation to the services to be provided and that it was in the best interests of each Sentinel Fund.

                   INFORMATION RELATING TO THE REORGANIZATIONS

DESCRIPTION OF THE REORGANIZATIONS

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in EXHIBIT A.

The Plan of Reorganization provides for a Reorganization to occur on the Closing Date, which is expected to be on or about March 30, 2007 or such other date(s) as the parties may agree to in writing ("Closing Date"). The Plan of Reorganization provides that the assets of an applicable Synovus Fund will be transferred to the corresponding Sentinel Fund as of 4:00 p.m. Eastern Time on the Closing Date of the Reorganization ("Effective Time"). In exchange for the transfer of these assets, the applicable Sentinel Fund will simultaneously issue a number of full and fractional shares of the applicable Sentinel Fund to the corresponding Synovus Fund equal in value to the NAV of the shares of such Synovus Fund as of the Effective Time of the Reorganization. Holders of Synovus Fund Class A, Class B, Class C and Institutional Class shares will receive Sentinel Fund Class A, Class A, Class C and Class I shares respectively.

Following the transfer of assets in exchange for the applicable Sentinel Fund's shares, the corresponding Synovus Fund will distribute all the Sentinel Fund shares pro rata to its shareholders of record in complete liquidation of the Synovus Fund. A shareholder of each Synovus Fund owning shares as of the Effective Time of the Reorganization will receive a number of shares in the corresponding Sentinel Fund with the same aggregate value as the shareholder had in the shares of the applicable Synovus Fund immediately before the Effective Time of the Reorganization. This will be accomplished by the establishment of accounts in the names of the shareholders of each Synovus Fund on the Sentinel Fund share records at SASI. Each account will be credited with a number of the applicable Sentinel Fund shares representing the respective pro rata number of full and fractional shares of each Sentinel Fund due to the shareholders of the corresponding Synovus Fund. The Sentinel Funds will not issue share certificates to shareholders. Shares of each Sentinel Fund to be issued will have no preemptive or conversion rights. The issued and outstanding shares of the Synovus Funds will be cancelled and returned to the status of authorized but unissued shares of the Trust, and the Synovus Funds will then be terminated. No sales charges or redemption fees will be imposed in connection with any Reorganization.

Please note that when calculating the value of the Synovus Funds' shares with respect to the Reorganizations, the NAV of a Synovus Fund's shares will be determined in accordance with the procedures described in the corresponding Sentinel Fund's Prospectus and Statement of Additional Information, and in accordance with the Sentinel Fund's valuation procedures.

If a Reorganization is approved, the applicable Synovus Fund will close to new purchases a few days prior to the Closing Date. All purchases received for additional investment in a Synovus Fund after the Meeting, but before the Effective Time on the Closing Date, which settle prior to the Effective Time on the Closing Date, will be deposited into such Synovus Fund. If you have any questions or concerns about account options, please contact your financial advisor or call 1-866-330-1111 prior to the Reorganization.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization provides that the consummation of the applicable Reorganization is conditioned upon, among other things: (i) approval of that Reorganization by the shareholders of the applicable Synovus Fund; and
(ii) receipt by the Synovus Funds of a tax opinion to the effect that each Reorganization will be tax free for federal income tax purposes to each Fund and the shareholders of each Synovus Fund. The Plan of Reorganization may be terminated with respect to any one or all of the Reorganizations if, on or before the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Synovus Board or the Sentinel Board determines that the applicable Reorganization is not in the best interests of the shareholders of the applicable Synovus Fund or applicable Sentinel Fund, respectively. The Plan of Reorganization will also terminate if the Purchase Agreement is terminated prior to the Effective Time on the Closing Date.

COSTS OF THE REORGANIZATIONS

SAM, Synovus and/or their affiliates have agreed to share the fees and expenses associated with Surviving Funds' and Reorganizing Funds' participation in the Reorganizations, without regard to whether the Reorganizations are consummated, including without limitation (a) expenses associated with the preparation and filing of proxy materials, (b) postage, (c) printing, (d) accounting fees, (e) legal fees incurred by each Fund, (f) solicitation expenses, and (g) other related administrative or operational costs. Any registration or licensing fee or brokerage commissions will be borne by the Fund incurring such fee.

FEDERAL INCOME TAXES

The reorganization of each Synovus Fund with and into the corresponding Sentinel Fund is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a)(1) or, with respect to the Mid Cap Fund and Georgia Fund, Section 368(a)(1)(F) of the Internal Revenue Code of 1986 and the Synovus Funds and the Sentinel Funds each are intended to be a "party to a reorganization" within the meaning of Section 368(b) of the Internal Revenue Code of 1986. If each Reorganization so qualifies, no gain or loss will be recognized by a Sentinel Fund attributable to its receipt of the corresponding Synovus Fund's assets solely in exchange for the Sentinel Fund's shares as a result of the applicable Reorganization; no gain or loss will be recognized by the corresponding Synovus Fund upon the transfer of its assets to that Sentinel Fund solely in exchange for the Sentinel Fund's shares as a result of the applicable Reorganization, or upon the distribution of the Sentinel Fund's shares to the corresponding Synovus Fund's shareholders in exchange for their Synovus Fund shares; no gain or loss will be recognized by shareholders of a Synovus Fund upon exchange of their Synovus Fund shares for the corresponding Sentinel Fund's shares; the tax basis of the assets of a Synovus Fund acquired by the corresponding Sentinel Fund will be the same as the tax basis of such assets to the Synovus Fund immediately prior to the applicable Reorganization; the aggregate tax basis of Sentinel Fund shares received by each shareholder of a Synovus Fund pursuant to a Reorganization will be the same as the aggregate tax basis of the corresponding Synovus Fund's shares held by the shareholder immediately prior to the applicable Reorganization; the holding period of the applicable Synovus Fund's assets in the hands of the corresponding Sentinel Funds will include the period during which those assets were held by the Synovus corresponding Sentinel Fund; and the holding period of Sentinel Fund shares received by each shareholder of the Synovus Funds pursuant to a Reorganization will include the period during which the shares of the Synovus Fund exchanged therefor were held by such shareholder, provided that such shares were held as capital assets on the date of the applicable Reorganization. As a result of the Reorganization, each Sentinel Fund will succeed to the tax attributes of the corresponding Synovus Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

As a condition to the closing of each Reorganization, the Funds will receive an opinion from tax counsel on the federal income tax consequences of the transaction, based on the existing provisions of the Internal Revenue Code of 1986, current administrative rules and court decisions. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. No tax ruling from the Internal Revenue Service regarding any of the Reorganizations has been or will be requested.

In addition, prior to the Closing Date, each Synovus Fund will declare a dividend, and distribute ordinary income and realized capital gains, if any, which together with all previous dividends, will have the effect of distributing to such Synovus Fund's shareholders all of its investment company taxable income for all taxable years to and including the Closing Date, all of its interest income excludable from gross income under Section 103(a) of the Code in excess of its deductions disallowed under Sections 265 and 171(a)(2) of the Internal Revenue Code, and all of its net capital gains realized in all taxable years to and including the Closing Date (after deduction for any capital loss carryforward). Although each Reorganization is intended to qualify as tax free for U.S. federal income tax purposes, any dividend paid by a Synovus Fund may result in taxable income to the Fund's shareholders.

Shareholders of the Synovus Funds should consult their tax advisors regarding the effect, if any, of a Reorganization of a Synovus Fund in which they hold shares in light of their individual circumstances. Moreover, because the foregoing discussion only relates to the federal income tax consequences of each Reorganization, those shareholders also should consult their tax advisors about foreign, state and local tax consequences, if any, of the applicable Reorganization.

Except that the Bond Fund will be required to sell any holdings other than U.S. government securities and, to a certain extent, money market securities, the Reorganizations will not require any Synovus Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the corresponding Sentinel Fund, nor will any Reorganization require a Sentinel Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations of the applicable Sentinel Fund. Each of the Sentinel Common and Sentinel Government Funds may experience temporary increased portfolio turnover as a result of re-positioning of the portfolio of securities it receives in the applicable Reorganization. In addition, each of the Sentinel Funds will be subject to certain restrictions regarding the sale of portfolio securities it receives from the corresponding Synovus Fund for a limited period of time in connection with each Reorganization being classified as federal tax-free.

SENTINEL FUND SHARES AND CAPITALIZATION

Sentinel Fund shares to be issued to shareholders of the Synovus Funds under a Plan of Reorganization will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Refer to the Prospectuses of the Sentinel Funds for additional information about the Sentinel Fund shares.

The following table sets forth, as of January 14, 2007: (a) the unaudited capitalization of the shares of each of the Large Cap, Sentinel Common, Mid Cap, Bond, Sentinel Government and Georgia Funds and (b) the unaudited PRO FORMA combined capitalization of each of the share classes of each of the Sentinel Common and Sentinel Government Funds assuming each Reorganization has taken place. No current or PRO FORMA capitalization is provided for the Sentinel Mid Value or Sentinel Georgia Funds as these Funds are not expected to issue any shares prior to each Reorganization. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

FUND                               TOTAL          SHARES          NET ASSET
                                 NET ASSETS    OUTSTANDING     VALUE PER SHARE
Large Cap
Sentinel Common
PRO FORMA - Sentinel Common
--------------------------------- ------------------- ----------------------

Mid Cap
-----------------------------------------------------------------------------

Bond
Sentinel Government
PRO FORMA - Sentinel Government
-----------------------------------------------------------------------------

Georgia

                         REASONS FOR THE REORGANIZATIONS

At a meeting held on December 8, 2006, the Synovus Board reviewed each proposed Reorganization. The Synovus Board received detailed information, including materials describing each Reorganization in terms of net assets, current and PRO FORMA expenses, performance, and comparative investment objectives and principal investment strategies.

After consideration, the Synovus Board, including the Independent Trustees, approved submission of each proposed Reorganization to shareholders of each Synovus Fund, concluding that participation in the Reorganization is in the best interests of the Synovus Funds and its shareholders and that the interests of existing shareholders of the Synovus Funds will not be diluted as a result of each Reorganization. In reviewing the proposed Reorganizations, the Synovus Board considered:

o That, with certain exceptions described above, the pro forma net expense ratios for each Sentinel Fund projected a reduction versus the expense ratio of the corresponding Synovus Fund for its 2005 fiscal year;
o The capabilities, practices and resources of SAM and the Sentinel Family of Funds;
o That the investment objectives and principal investment strategies of each Synovus Fund and its corresponding Sentinel Fund were compatible;
o The better overall historical investment performance records of the Sentinel Common and Sentinel Government Funds;
o    The larger asset base of the Sentinel Common and Sentinel Government Funds;
o That the Plan of Reorganization requires the transfer of each Synovus Fund's assets in exchange for shares of the corresponding Sentinel Fund to be at NAV and, in this regard, the terms of each Reorganization do not involve overreaching on the part of any person concerned;
o That each Reorganization is expected to qualify for U.S. federal income tax purposes as a tax-free reorganization and, if the Reorganizations so qualify, shareholders of each Synovus Fund will not recognize a gain or loss for federal income tax purposes as a result of the Reorganization (although, each Synovus Fund will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to the Reorganization, which may result in taxable income to the Fund's shareholders);
o That Synovus is expected to receive compensation in connection with the transaction, but that neither the Synovus Funds nor the Sentinel Funds would incur the costs associated with the Reorganizations; and
o The viability of the Synovus Funds absent approval of the proposed Reorganizations, including alternatives to the Reorganizations such as combining with different funds or liquidating the Funds.

--------------------------------------------------------------------------------
                  BASED ON THIS INFORMATION, THE SYNOVUS BOARD
           RECOMMENDS THAT THE SHAREHOLDERS OF EACH SYNOVUS FUND VOTE
                       "FOR" THEIR FUND'S REORGANIZATION.
--------------------------------------------------------------------------------

                               SHAREHOLDER RIGHTS

The Trust was organized as a Massachusetts trust on July 18, 1991. The Corporation was originally organized as a Delaware corporation on December 5, 1933 and was reorganized as a Maryland corporation on February 28, 1973. The Trust is governed by its Declaration of Trust and Bylaws and applicable Massachusetts law. The Corporation is governed by its Charter and Bylaws and applicable Maryland law.

The chart set forth below describes the significant rights of shareholders of the Funds.


CATEGORY               CORPORATION                                TRUST
---------------------- ------------------------------------------ ----------------------------------------------
Authorized shares      The  Corporation  is  authorized to issue  The  Trust is  authorized  to  issue  into an two billion  (2,150,000,000)  shares, all  unlimited  number  of  Shares  having  no par of which shall be Common Stock.  $.01 par  value
                       value per share and  having an  aggregate
                       par  value  of  twenty  million   dollars
                       ($21,500,000).




                                      -47-

CATEGORY               CORPORATION                                TRUST
---------------------- ------------------------------------------ ----------------------------------------------
Voting Rights          When a quorum is present at any  meeting,  Each  shareholder  of record is  entitled  to the  affirmative  vote of a  majority  of  one vote for each  share  held on the  record the votes cast,  or, with  respect to any  date for the  meeting.  Each  Fund  will vote
                       matter   requiring  a  class  vote,   the  separately on matters relating solely to it.
                       affirmative  vote  of a  majority  of the
                       votes  cast of  each  class  entitled  to  Except  when a larger vote is required by any vote  as a  class  on the  matter,  shall  provisions  of the  Declaration  of  Trust or
                       decide   any  matter   properly   brought  the  By-Laws,  a majority of the shares voted
                       before   such   meeting    (except   that  on any matter  shall decide such matter and a
                       directors   may   be   elected   by   the  plurality  shall  elect a  Trustee,  provided
                       affirmative  vote of a  plurality  of the  that  where  any  provision  of law or of the votes cast),  unless a different  vote is  Declaration  of  Trust  permits  or  requires required  under  the  1940  Act or  other  that  the  holders  of any  series  or  class
                       applicable  statutes  or  regulations  or  shall   vote  a  series  or  class,   then  a
                       the  charter  of  the  Corporation.  Each  majority  of the  shares  of that  series  or
                       share   may  be   voted   for   as   many  class voted on the matter  shall  decide that
                       individuals  as there are directors to be  matter  insofar  as that  series  or class is elected and for whose  election the share  concerned.
                       is   entitled   to   be   voted.   Unless
                       otherwise  provided in the charter,  each
                       outstanding  share,  regardless of class,
                       shall  be  entitled  to  either,  in  the
                       discretion  of the  Board,  (a) one  vote
                       for each  dollar of net  asset  value per
                       share or (b) one  vote for each  share on
                       each  matter  submitted  to a  vote  at a
                       meeting of stockholders.

---------------------- ------------------------------------------ ----------------------------------------------
Shareholder Meetings   The  Corporation  is not required to hold  As a Massachusetts  business trust, the Trust an annual meeting of  stockholders in any  is not  required,  and  does not  intend,  to
                       year in which the  election of  directors  hold   annual   meetings   of   shareholders.
                       is not  required  to be acted  upon under  Shareholders   approval   will   be   sought,
                       the  1940  Act.  In the  event  that  the  however,   for   certain   changes   in   the
                       Corporation   is   required   to  hold  a  operation  of the Trust and for the  election
                       meeting   of    stockholders   to   elect  of  Trustees  under  certain   circumstances.
                       directors   under  the  1940  Act,   such  Under the Declaration of Trust,  the Trustees
                       meeting  shall be  designated  the annual  have the power to  liquidate  a Fund  without
                       meeting  of  stockholders  for that  year  shareholder  approval.   While  the  Trustees
                       and  shall  be held on a date  and at the  have no present  intention of exercising this
                       time  set  by  the   Sentinel   Board  in  power,  they  may  do so if a Fund  fails  to
                       accordance  with  the  Maryland   General  reach  a  viable  size  within  a  reasonable
                       Corporation  Law.  The  chairman  of  the  amount   of   time   or   for   some    other
                       Sentinel    Board,    president,    chief  extraordinary    reason.   In   addition,   a
                       executive  officer or Sentinel  Board may  Trustee  may  be  removed  by  the  remaining
                       call   a   special    meeting    of   the  Trustees  or  by  shareholders  at a  special
                       stockholders.    Subject    to    certain  meeting   called  upon  written   request  of
                       conditions,    a   special   meeting   of  shareholders  owning  at  least  10%  of  the
                       stockholders  shall also be called by the  outstanding  shares  of  the  Trust.  In  the secretary  of the  Corporation  upon  the  event that such a meeting is  requested,  the written request of stockholders  entitled  Trust  will  provide  appropriate  assistance
                       to  cast  not  less  than  25% of all the  and    information   to   the    shareholders
                       votes   entitled   to  be  cast  at  such  requesting the meeting.
                       meeting.

---------------------- ------------------------------------------ ----------------------------------------------


                                      -48-

CATEGORY               CORPORATION                                TRUST
---------------------- ------------------------------------------ ----------------------------------------------
Election & Term of     Each  Director  serves  until  his or her  A  Trustee  may  be  elected  either  by  the
Directors/             successor   is  elected  and   qualified,  Trustees or the  shareholders  subject to the
Trustees               until  the  March  meeting  of the  Board  limitations  of the 1940  Act.  Each  Trustee after such  Director/Trustee  attains age  shall  hold  office  during the  lifetime  of
                       72,   or   until   his  or   her   death,  this   Trust  or  until  the   election   and
                       resignation,  or removal as  provided  in  qualification  of his or  her  successor,  or the  Funds'  governing  documents  or  by  until he or she  sooner  dies,  resigns or is
                       statute.                                   removed.  Each  Trustee  shall  resign at the
                                                                  end  of  the  calendar  year  in  which  such
                       At any regular  meeting or at any special  person first attains the age of  seventy-five
                       meeting   called  for  that  purpose,   a  years.  A Trustee  may  continue to serve for
                       majority  of the  entire  Sentinel  Board  one or more  additional  one-year terms after may  establish,  increase or decrease the  attaining the age of  seventy-five  under the number of  directors,  provided  that the  following  circumstances:  Prior  to the  end number  thereof  shall never be less than  of the  calendar  year in which  the  Trustee three,  and  further  provided  that  the  first  attains the age of  seventy-five  (and tenure of office or a Director  shall not  prior  to  the  end  of  each  calendar  year
                       be  affected  by  any   decrease  in  the  thereafter)  the Synovus Board shall (i) meet number of  directors.  Any  director  may  to  review  the  performance  of  such  Board give notice to the Sentinel  Board at any  member;  (ii) find that the continued service
                       time of his or her  resignation  from the  of  such   Board   member   is  in  the  best
                       Sentinel Board.                            interests    of   the   Trust;    and   (iii)
                                                                  unanimously  approve the  exemption  from the
                       If at any time  less than a  majority  of  Trust's retirement policy.
                       the   Directors   have  been  elected  by
                       shareholders,  a shareholder meeting will  By  vote  of  the   shareholders   holding  a
                       be called  for the  purpose  of  electing  majority of the shares  entitled to vote, the
                       Directors.                                 Shareholders  may  remove a  Trustee  with or
                                                                  without  cause.  By vote of a majority of the
                                                                  Trustees  then in office,  the  Trustees  may
                                                                  remove a Trustee.  Any  Trustee may resign at
                                                                  any time by written  instrument signed by him
                                                                  and  delivered  to any  officer of the Trust,
                                                                  to each other  Trustee or to a meeting of the
                                                                  Trustees.    Such   resignation    shall   be
                                                                  effective  upon receipt  unless  specified to
                                                                  be effective at some other time.

                                                                  In   case   of   the   declination,    death,
                                                                  resignation,       retirement,       removal,
                                                                  incapacity,   or  inability  of  any  of  the
                                                                  Trustees,  or in case a vacancy  shall  exist
                                                                  by reason of an  increase  in number,  or for
                                                                  any  other  reason,  the  remaining  Trustees
                                                                  shall fill such  vacancy by  appointing  such
                                                                  other  person  as  they in  their  discretion
                                                                  shall   see   fit    consistent    with   the
                                                                  limitations    under   the   1940   Act.   An
                                                                  appointment  of a Trustee  may be made by the
                                                                  Trustees then in office in  anticipation of a
                                                                  vacancy  to occur by  reason  of  retirement,
                                                                  resignation   or   increase   in   number  of
                                                                  Trustees effective at a later date,  provided
                                                                  that said appointment  shall become effective
                                                                  only at or after the  effective  date of said
                                                                  retirement,   resignation   or   increase  in
                                                                  number    of    Trustees.    The   power   of
                                                                  appointment  is subject to the  provisions of
                                                                  Section 16(a) of the 1940 Act.



                                      -49-

CATEGORY               CORPORATION                                TRUST
---------------------- ------------------------------------------ ----------------------------------------------
                                                                  In the  event  that  at any  time  after  the
                                                                  commencement  of public sales of Trust Shares
                                                                  less than a  majority  of the  Trustees  then
                                                                  holding  office  were  elected to such office
                                                                  by  the  shareholders,  the  Trustees  or the
                                                                  Trust's  President   promptly  shall  call  a
                                                                  meeting of  Shareholders  for the  purpose of
                                                                  electing Trustees.

---------------------- ------------------------------------------ ---------------------------------------------
Shareholder            Maryland law provides  that  shareholders  The Trust is an  entity of the type  commonly
Liability              of  a   corporation   are  generally  not  known as a  "Massachusetts  business  trust."
                       liable  for the  corporation's  debts and  Under  Massachusetts  law,   shareholders  of
                       obligations                                such   a   trust   could,    under    certain
                                                                  circumstances,  be held personally  liable as
                                                                  partners  for the  obligations  of the trust.
                                                                  Even if,  however,  the Trust were held to be
                                                                  a   partnership,   the   possibility  of  the
                                                                  shareholders  incurring  financial  loss  for
                                                                  that  reason   appears   remote  because  the
                                                                  Trust's  Declaration  of  Trust  contains  an
                                                                  express  disclaimer of shareholder  liability
                                                                  for  obligations  of the Trust  and  requires
                                                                  that  notice of such  disclaimer  be given in
                                                                  each  agreement,   obligation  or  instrument
                                                                  entered  into or  executed by or on behalf of
                                                                  the Trust or the  Trustees,  and  because the
                                                                  Declaration    of    Trust    provides    for
                                                                  indemnification  out  of the  Trust  property
                                                                  for any shareholder  held  personally  liable
                                                                  for the obligations of the
                                                                  Trust.


                                      -50-

CATEGORY               CORPORATION                                TRUST
---------------------- ------------------------------------------ ----------------------------------------------
Director/Trustee       Under the  Charter,  current  and  former  The  Declaration  of  Trust  provides  that a
Liability              Directors  are generally  indemnified  to  Trustee  shall be liable  only for his or her
                       the  fullest   extent  of  Maryland   law  own willful  defaults and, if reasonable care
                       absent  willful  misfeasance,  bad faith,  has  been   exercised  in  the  selection  of
                       gross  negligence  or reckless  disregard  officers,  agents,  employees  or  investment
                       of the duties.  The  Corporation may also  advisors,   shall  not  be  liable   for  any
                       advance    reasonable    expenses   under  neglect  or  wrongdoing  of any such  person.
                       certain conditions.                        The  Declaration  of Trust also provides that
                                                                  the Trust will  indemnify  its  Trustees  and
                       The     Corporation     also    maintains  officers  against  liabilities  and  expenses
                       directors' liability  insurance,  and has  incurred   in   connection   with  actual  or
                       contractually  agreed to  indemnify,  and  threatened  litigation  in which  they may be
                       advance   expenses  to  the   Independent  involved  because of their  offices  with the
                       Directors under certain circumstances.     Trust unless it is  determined  in the manner
                                                                  provided in the
                                                                  Declaration  of  Trust  that  they  have  not
                                                                  acted in good faith in the reasonable  belief
                                                                  that   their   actions   were  in  the   best
                                                                  interests of the Trust.  However,  nothing in
                                                                  the  Declaration  of Trust  shall  protect or
                                                                  indemnify  a Trustee  against  any  liability
                                                                  for  his  or  her  willful  misfeasance,  bad
                                                                  faith,    gross    negligence   or   reckless
                                                                  disregard of his or her duties.

The foregoing is only a summary of certain rights of shareholders of the Corporation and the Trust under their governing documents and applicable law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents directly for a more thorough description.

                        MORE INFORMATION ABOUT THE FUNDS

Performance information and financial highlights for the Sentinel Common and Sentinel Government Funds is provided in Exhibit F. Additional information about each Sentinel Fund, including information concerning operations and management of the Sentinel Fund, is included in the Prospectus and Statement of Additional Information dated March 30, 2006 or preliminary Prospectus and Statement of Additional Information filed with the SEC on December 15, 2006, as they may be amended and/or supplemented. Copies of the Sentinel Funds' Prospectuses and Statements of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, Vermont 05604 or by calling toll-free at 1-800-282-3863.

Information about each Synovus Fund is included in the Funds' Prospectus and Statement of Additional Information dated March 1, 2006, as they may be further amended and/or supplemented, which are incorporated by reference into this Proxy Statement/Prospectus. The Synovus Funds' Prospectuses and Statement of Additional Information are available upon request and without charge by writing to the Synovus Funds are available upon request and without charge by writing to the Synovus Funds c/o SEI Investments Distribution Co. at One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free at 1-866-330-1111. They have also been filed with the SEC.

The Trust and the Corporation are subject to the informational requirements of the Securities Act of 1933, as amended ("1933 Act"), the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements and other information filed by can be obtained by calling or writing the Synovus Funds or Sentinel Funds, as applicable,, or can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F. Street, N.E., Washington DC 20549, or the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).

This Proxy Statement/Prospectus, which constitutes part of Registration Statements filed by the Corporation with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statements. Reference is hereby made to the Registration Statements and to the exhibits thereof for further information with respect to the Sentinel Funds and the shares offered thereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

                          SYNOVUS BOARD RECOMMENDATION

The Synovus Board recommends that you vote "FOR" the Reorganization of the Funds.

                                 VOTING MATTERS

GENERAL INFORMATION

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Synovus Board in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. The solicitation may also include e-mail, telephone, facsimile, Internet, or oral communications by certain employees of Synovus or its affiliates, who will not be paid for these services. Brokers and other nominees may be reimbursed for their reasonable expenses in communicating with the person(s) for whom they hold shares of a Synovus Fund.

VOTING RIGHTS AND REQUIRED VOTE

Shareholders of each Synovus Fund on the record date are entitled to one vote for each share held on the record date. All classes of each Synovus Fund will vote together as one class on each Reorganization. A majority of votes entitled to be cast of each of the Synovus Funds, present in person or by proxy, constitutes a quorum for that Synovus Fund. Approval of each Reorganization requires the affirmative vote of a majority of votes entitled to be cast by the applicable Synovus Fund. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Trust a written notice of revocation, or a later dated proxy or by attending the Meeting and voting in person.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or if no instructions are provided, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of each Reorganization will be brought before the Meeting. Any other matters properly brought before the Meeting will be voted in the discretion of the persons named as proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present but which have not been voted. For this reason, abstentions will have the effect of a vote against the applicable Reorganization. Broker non-votes are not expected to be generated and, therefore, will have no effect.

If sufficient votes in favor of each Reorganization set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the affirmative vote of a majority of votes cast at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting without further notice until a quorum is obtained. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. By returning the enclosed form of proxy, you are authorizing the persons named on the proxy to vote in their discretion on any matter that properly comes before the Special Meeting. Therefore, whether you instruct a vote for or against a Reorganization or instruct the proxy to abstain from voting on a Reorganization, those persons will be authorized and are expected to vote in favor of an adjournment if sufficient votes in favor of a Reorganization are not received by the time scheduled for the Special Meeting.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of a Synovus Fund at the close of business on the NYSE on January 14, 2007 ("Record Date") are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. At the close of business on the NYSE on the Record Date, there were __________ shares of the Large Cap Fund, ___________ shares of the Mid Cap Fund, _____________ shares of the Bond Fund and ______________ shares of the Georgia Fund outstanding and entitled to vote at the Meeting.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

SYNOVUS FUNDS

[As of the Record Date, the current officers and Trustees of the Synovus Funds in the aggregate beneficially owned less than 1% of the Class A shares of each Synovus Fund.]

As of the Record Date, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of any Synovus Funds or 25% or more of the shares of any Synovus Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

FUND             CLASS A     CLASS B    CLASS C   INSTITUTIONAL   PERCENTAGE OF
                                                      CLASS           FUND
Large Cap
Mid Cap
Bond
Georgia

If each Reorganization had occurred on the Record Date, these persons would have owned the following percentages of each Sentinel Fund:

FUND            CLASS A      CLASS B    CLASS C     CLASS I      PERCENTAGE OF
                                                                    FUND
Sentinel Common
Sentinel Mid Cap
Sentinel Government
Sentinel Georgia


                 OTHER BUSINESS AND DISCRETION OF NAMED PROXIES

The Synovus Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in the Proxy Statement/Prospectus for the next meeting of shareholders should send their written proposals to the Synovus Funds c/o SEI Investments Distribution Co. at One Freedom Valley Drive, Oaks, PA 19456, so that they are received within a reasonable time before any such meeting.

The Synovus Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, including any question as to the adjournment or postponement of the Special Meeting, proxies will be voted in the discretion of the persons named in the enclosed form of proxy in the interests of the Synovus Funds.

                              SHAREHOLDER INQUIRIES

Shareholder inquiries about the Funds may be addressed to the Synovus Funds c/o SEI Investments Distribution Co. at One Freedom Valley Drive, Oaks, PA 19456.

WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, WE ENCOURAGE YOU TO AUTHORIZE YOUR VOTE BY PROXY. YOU MAY AUTHORIZE YOUR VOTE BY PROXY BY CALLING THE PHONE NUMBER LISTED ON YOUR PROXY CARD, VISITING THE WEBSITE LISTED ON YOUR PROXY CARD OR COMPLETING, SIGNING, DATING AND RETURNING THE PROXY CARD USING THE ENCLOSED POSTAGE PREPAID ENVELOPE.

By Order of Board of Trustees,


James Ndiaye
Secretary
The Advisors' Inner Circle Fund

Oaks, Pennsylvania
January 29, 2007

                                                                         ANNEX A
                        SUMMARY OF INVESTMENT LIMITATIONS

The following chart contains a summary of the fundamental and non-fundamental investment limitations of each Fund. A policy that is fundamental may not be changed without shareholder approval.


------------------------------------------------------------ ---------------------------------------------------------
SENTINEL COMMON                                              LARGE CAP
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not borrow  except  from banks in an amount up  The Fund may not borrow money in an amount  exceeding 33 to 5% of a Fund's total  assets for  temporary or emergency  1/3% of the value of its total  assets,  provided  that,
purposes  or  to  meet   redemption   requests  that  might  for purposes of this limitation,  investment  strategies
otherwise require the untimely disposition of securities     that either  obligate a Fund to purchase  securities  or
                                                             require a Fund to  segregate  assets are not  considered
                                                             to be  borrowing.  Asset  coverage  of at least  300% is
                                                             required  for all  borrowing,  except  where a Fund  has
                                                             borrowed  money for temporary  purposes in an amount not
                                                             exceeding 5% of its total assets.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not purchase securities on margin               The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not deal in real estate                         The Fund may not  purchase or sell real  estate,  unless
                                                             acquired  as a result  of  ownership  of  securities  or
                                                             other  instruments  (but this  shall not  prevent a Fund
                                                             from  investing  in  securities  or  other   instruments
                                                             either  issued by companies  that invest in real estate,
                                                             backed  by  real  estate  or   securities  of  companies
                                                             engaged in the real estate business).
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may  not  act as an  underwriter  of  securities  The Fund may not act as an  underwriter of securities of
issued by others                                             other issuers  except as it may be deemed an underwriter
                                                             in selling a portfolio security.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may not  purchase  from or sell to any  officer,  The Fund has no similar policy director  or employee of the  Corporation,  SAM,  SFSI or a
sub-advisor  (or any of their  officers or  directors)  any
securities other than Fund shares
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may not  invest  in oil,  gas or  other  mineral  The Fund has no similar policy exploration or development programs or leases
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  more than 5% of its net assets in  The Fund has no similar policy warrants  valued  at the lower of cost or  market,  or more
than 2% of its net assets in  warrants  that are not listed
on  either  the New York  Stock  Exchange  or the  American
Stock Exchange
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  for the  purposes  of  exercising  The Fund has no similar policy control or management
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not make short sales of securities              The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
To comply with  Subchapter  M of the Code,  at least 50% of  To comply with  Subchapter  M of the Code,  at least 50%
the Fund's total  assets must be  comprised  of  individual  of  the  Fund's   total  assets  must  be  comprised  of
issues,  each of which  represents  no more than 5% of such  individual  issues,  each of  which  represents  no more
Fund's  total  assets and not more than 10% of the issuer's  than 5% of such  Fund's  total  assets and not more than
outstanding   voting   securities.   Those   issues   which  10%  of  the  issuer's  outstanding  voting  securities.
represent  more than 5% of the Fund's  total assets must be  Those issues which  represent more than 5% of the Fund's limited  in  the  aggregate  to 50% of  such  Fund's  total  total assets must be limited in the  aggregate to 50% of assets,  provided,  however,  that no more  than 25% of the  such Fund's total  assets,  provided,  however,  that no
Fund's  total  assets may be  invested in any one issuer or  more  than  25%  of  the  Fund's  total  assets  may  be
in qualified publicly-traded partnerships                    invested   in   any   one   issuer   or   in   qualified
                                                             publicly-traded partnerships



                                      -55-

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  more  than 25% in  securities  of  The Fund may not  purchase  any  securities  that  would
companies within a single industry                           cause  more than 25% of the total  assets of the Fund to
                                                             be invested  in the  securities  of one or more  issuers
                                                             conducting  their principal  business  activities in the
                                                             same  industry.  This  limitation  does not apply to (i)
                                                             investments in the  obligations  issued or guaranteed by
                                                             the    U.S.    government    or   its    agencies    and
                                                             instrumentalities,   and  (ii)   repurchase   agreements
                                                             involving such securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not,  with respect to 75% of its total assets,  The  Fund  may not  purchase  securities  of any  issuer
purchase   securities  of  any  issuer  (except  securities  (except  securities  issued or  guaranteed by the United
issued  or  guaranteed  by  the  U.S.   government  or  its  States,   its   agencies   or   instrumentalities    and
agencies or  instrumentalities)  if, as a result,  (a) more  repurchase   agreements  involving  such  securities  or
than 5% of the Fund's  total  assets  would be  invested in  securities  issued  by  investment  companies)  if, as a the  securities  of that  issuer or (b) the Fund would hold  result,  more  than 5% of the  total  assets of the Fund more than 10% of the outstanding  voting securities of that  would be  invested in the  securities  of such issuer or
issuer                                                       more than 10% of the  outstanding  voting  securities of
                                                             such  issuer  would be owned by the Fund on the last day
                                                             of each fiscal quarter.  This restriction applies to 75%
                                                             of each Funds assets.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest in restricted securities             The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest in illiquid securities               The Fund may not  purchase or hold  illiquid  securities
                                                             (I.E.,  securities  that cannot be disposed of for their
                                                             approximate  carrying value in seven days or less (which
                                                             term includes  repurchase  agreements  and time deposits
                                                             maturing   in  more  than   seven   days))  if,  in  the
                                                             aggregate,  more  than  15% of its net  assets  would be
                                                             invested in illiquid securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  more  than 5% of its  assets in a  The Fund has no similar policy single  issuer other than  securities  issued or guaranteed
by the U.S. government,  its agencies or instrumentalities,
including mortgage-backed securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  change  its  policy of  investing,  under  The Fund  may not  change  its  investment  strategy  to normal circumstances,  at least 80% of its assets in common  invest  at least  80% of its net  assets  in  large  cap stock,  unless the Fund provides its  shareholders  with 60  equity securities  without 60 days' prior written notice
days' prior written notice of such change                    to shareholders
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may  invest  up to 100% of its  assets  in cash,  During  unusual  economic or market  conditions,  or for commercial  paper,  high-grade  bonds, or cash  equivalents  temporary defensive or liquidity purposes,  the Fund may for  temporary  defensive  reasons  if  SAM  believes  that  invest  up  to  100%  of  its  assets  in  money  market
adverse market or other conditions warrant                   instruments  that  would not  ordinarily  be  consistent
                                                             with a  Fund's  objectives.  A Fund  will  do so only if
                                                             Synovus  believes  that the risk of loss  outweighs  the
                                                             opportunity  for  capital  gains or  higher  income.  Of
                                                             course,  a Fund cannot  guarantee  that it will  achieve
                                                             its investment goal.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest  more than 25% of its net assets in  The Fund has no similar policy repurchase agreements
------------------------------------------------------------ ---------------------------------------------------------



                                      -56-

------------------------------------------------------------ ---------------------------------------------------------
The Fund may  invest up to 10% of its  total  assets in the  The Fund may  invest  up to 10% of its  total  assets in securities  of  other  investment  companies,  but  may not  the securities of other  investment  companies,  but may invest more than 5% of its total  assets in the  securities  not  invest  more  than 5% of its  total  assets  in the of any one  investment  company or acquire  more than 3% of  securities  of any one  investment  company  or  acquire the outstanding  securities of any one investment  company,  more than 3% of the  outstanding  securities  of any one unless  it does so in  reliance  on a  statutory  exemption  investment  company,  unless it does so in reliance on a
under the 1940 Act or rule or SEC staff interpretations.     statutory  exemption  under  the 1940 Act or rule or SEC
                                                             staff interpretations.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar  policy,  except that with  respect  The Fund may not make  loans if, as a result,  more than to securities lending,  the Fund may not lend more than 50%  33 1/3%  of its  total  assets  would  be lent to  other
of its total assets prior to the securities loan.            parties,  except  that a Fund may (i)  purchase  or hold
                                                             debt  instruments  in  accordance  with  its  investment
                                                             objectives  and  policies;  (ii) enter  into  repurchase
                                                             agreements; and (iii) lend its securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar policy.  However,  the Fund is also  The Fund may not issue senior  securities (as defined in
subject to the 1940 Act limitations in this regard.          the 1940 Act) except as  permitted  by rule,  regulation
                                                             or order of the SEC.
------------------------------------------------------------ ---------------------------------------------------------


------------------------------------------------------------ ---------------------------------------------------------
SENTINEL MID CAP                                             MID CAP
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not borrow  except  from banks in an amount up  The Fund may not borrow money in an amount  exceeding 33 to 5% of a Fund's total  assets for  temporary or emergency  1/3% of the value of its total  assets,  provided  that,
purposes  or  to  meet   redemption   requests  that  might  for purposes of this limitation,  investment  strategies
otherwise require the untimely disposition of securities     that either  obligate a Fund to purchase  securities  or
                                                             require a Fund to  segregate  assets are not  considered
                                                             to be  borrowing.  Asset  coverage  of at least  300% is
                                                             required  for all  borrowing,  except  where a Fund  has
                                                             borrowed  money for temporary  purposes in an amount not
                                                             exceeding 5% of its total assets.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not purchase securities on margin               The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not deal in real estate                         The Fund may not  purchase or sell real  estate,  unless
                                                             acquired  as a result  of  ownership  of  securities  or
                                                             other  instruments  (but this  shall not  prevent a Fund
                                                             from  investing  in  securities  or  other   instruments
                                                             either  issued by companies  that invest in real estate,
                                                             backed  by  real  estate  or   securities  of  companies
                                                             engaged in the real estate business).
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may  not  act as an  underwriter  of  securities  The Fund may not act as an  underwriter of securities of
issued by others                                             other issuers  except as it may be deemed an underwriter
                                                             in selling a portfolio security
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may not  purchase  from or sell to any  officer,  The Fund has no similar policy director  or employee of the  Corporation,  SAM,  SFSI or a
sub-advisor  (or any of their  officers or  directors)  any
securities other than Fund shares
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may not  invest  in oil,  gas or  other  mineral  The Fund has no similar policy exploration or development programs or leases
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  more than 5% of its net assets in  The Fund has no similar policy warrants  valued  at the lower of cost or  market,  or more
than 2% of its net assets in  warrants  that are not listed
on  either  the New York  Stock  Exchange  or the  American
Stock Exchange
------------------------------------------------------------ ---------------------------------------------------------


                                      -57-

------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  for the  purposes  of  exercising  The Fund has no similar policy control or management
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not make short sales of securities              The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
To comply with  Subchapter  M of the Code,  at least 50% of  To comply with  Subchapter  M of the Code,  at least 50%
the Fund's total  assets must be  comprised  of  individual  of  the  Fund's   total  assets  must  be  comprised  of
issues,  each of which  represents  no more than 5% of such  individual  issues,  each of  which  represents  no more
Fund's  total  assets and not more than 10% of the issuer's  than 5% of such  Fund's  total  assets and not more than
outstanding   voting   securities.   Those   issues   which  10%  of  the  issuer's  outstanding  voting  securities.
represent  more than 5% of the Fund's  total assets must be  Those issues which  represent more than 5% of the Fund's limited  in  the  aggregate  to 50% of  such  Fund's  total  total assets must be limited in the  aggregate to 50% of assets,  provided,  however,  that no more  than 25% of the  such Fund's total  assets,  provided,  however,  that no
Fund's  total  assets may be  invested in any one issuer or  more  than  25%  of  the  Fund's  total  assets  may  be
in qualified publicly-traded partnerships                    invested   in   any   one   issuer   or   in   qualified
                                                             publicly-traded partnerships
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  more  than 25% of its  assets  in  The Fund may not  purchase  any  securities  that  would
securities of companies within a single industry             cause  more than 25% of the total  assets of the Fund to
                                                             be invested  in the  securities  of one or more  issuers
                                                             conducting  their principal  business  activities in the
                                                             same  industry.  This  limitation  does not apply to (i)
                                                             investments in the  obligations  issued or guaranteed by
                                                             the    U.S.    government    or   its    agencies    and
                                                             instrumentalities,   and  (ii)   repurchase   agreements
                                                             involving such securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest in restricted securities             The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest  more than 15% of its net assets in  The Fund may not  purchase or hold  illiquid  securities
illiquid securities                                          (I.E.,  securities  that cannot be disposed of for their
                                                             approximate  carrying value in seven days or less (which
                                                             term includes  repurchase  agreements  and time deposits
                                                             maturing   in  more  than   seven   days))  if,  in  the
                                                             aggregate,  more  than  15% of its net  assets  would be
                                                             invested in illiquid securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  change  its  policy of  investing,  under  The Fund  may not  change  its  investment  strategy  to normal  circumstances,  at least  80% of its  assets in mid  invest at least 80% of its net  assets in mid cap equity cap  companies,  unless the Fund provides its  shareholders  securities  without  60 days'  prior  written  notice to
with 60 days' prior written notice of such change            shareholders
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may  invest  up to 100% of its  assets  in cash,  During  unusual  economic or market  conditions,  or for commercial  paper,  high-grade  bonds, or cash  equivalents  temporary defensive or liquidity purposes,  the Fund may for temporary  defensive reasons if Steinberg believes that  invest  up  to  100%  of  its  assets  in  money  market
adverse market or other conditions warrant                   instruments  that  would not  ordinarily  be  consistent
                                                             with a  Fund's  objectives.  A Fund  will  do so only if
                                                             Steinberg  believes that the risk of loss  outweighs the
                                                             opportunity  for  capital  gains or  higher  income.  Of
                                                             course,  a Fund cannot  guarantee  that it will  achieve
                                                             its investment goal.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest  more than 25% of its net assets in  The Fund has no similar policy repurchase agreements
------------------------------------------------------------ ---------------------------------------------------------


                                      -58-

------------------------------------------------------------ ---------------------------------------------------------
The Fund may  invest up to 10% of its  total  assets in the  The Fund may  invest  up to 10% of its  total  assets in securities  of  other  investment  companies,  but  may not  the securities of other  investment  companies,  but may invest more than 5% of its total  assets in the  securities  not  invest  more  than 5% of its  total  assets  in the of any one  investment  company or acquire  more than 3% of  securities  of any one  investment  company  or  acquire the outstanding  securities of any one investment  company,  more than 3% of the  outstanding  securities  of any one unless  it does so in  reliance  on a  statutory  exemption  investment  company,  unless it does so in reliance on a
under the 1940 Act or rule or SEC staff interpretations.     statutory  exemption  under  the 1940 Act or rule or SEC
                                                             staff interpretations.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar  policy,  except that with  respect  The Fund may not make  loans if, as a result,  more than to securities lending,  the Fund may not lend more than 50%  33 1/3%  of its  total  assets  would  be lent to  other
of its total assets prior to the securities loan.            parties,  except  that a Fund may (i)  purchase  or hold
                                                             debt  instruments  in  accordance  with  its  investment
                                                             objectives  and  policies;  (ii) enter  into  repurchase
                                                             agreements; and (iii) lend its securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar policy.  However,  the Fund is also  The Fund may not issue senior  securities (as defined in
subject to the 1940 Act limitations in this regard.          the 1940 Act) except as  permitted  by rule,  regulation
                                                             or order of the SEC
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
SENTINEL GOVERNMENT                                          BOND
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not borrow  except  from banks in an amount up  The Fund may not borrow money in an amount  exceeding 33 to 5% of a Fund's total  assets for  temporary or emergency  1/3% of the value of its total  assets,  provided  that,
purposes  or  to  meet   redemption   requests  that  might  for purposes of this limitation,  investment  strategies
otherwise require the untimely disposition of securities     that either  obligate a Fund to purchase  securities  or
                                                             require a Fund to  segregate  assets are not  considered
                                                             to be  borrowing.  Asset  coverage  of at least  300% is
                                                             required  for all  borrowing,  except  where a Fund  has
                                                             borrowed  money for temporary  purposes in an amount not
                                                             exceeding 5% of its total assets
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not purchase securities on margin               The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not deal in real estate                         The Fund may not  purchase or sell real  estate,  unless
                                                             acquired  as a result  of  ownership  of  securities  or
                                                             other  instruments  (but this  shall not  prevent a Fund
                                                             from  investing  in  securities  or  other   instruments
                                                             either  issued by companies  that invest in real estate,
                                                             backed  by  real  estate  or   securities  of  companies
                                                             engaged in the real estate business)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may  not  act as an  underwriter  of  securities  The Fund may not act as an  underwriter of securities of
issued by others                                             other issuers  except as it may be deemed an underwriter
                                                             in selling a portfolio security
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may not  purchase  from or sell to any  officer,  The Fund has no similar policy director  or employee of the  Corporation,  SAM,  SFSI or a
sub-advisor  (or any of their  officers or  directors)  any
securities other than Fund shares
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may not  invest  in oil,  gas or  other  mineral  The Fund has no similar policy exploration or development programs or leases
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  more than 5% of its net assets in  The Fund has no similar policy warrants  valued  at the lower of cost or  market,  or more
than 2% of its net assets in  warrants  that are not listed
on  either  the New York  Stock  Exchange  or the  American
Stock Exchange
------------------------------------------------------------ ---------------------------------------------------------


                                      -59-

------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  for the  purposes  of  exercising  The Fund has no similar policy control or management
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not make short sales of securities              The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
To comply with  Subchapter  M of the Code,  at least 50% of  To comply with  Subchapter  M of the Code,  at least 50%
the Fund's total  assets must be  comprised  of  individual  of  the  Fund's   total  assets  must  be  comprised  of
issues,  each of which  represents  no more than 5% of such  individual  issues,  each of  which  represents  no more
Fund's  total  assets and not more than 10% of the issuer's  than 5% of such  Fund's  total  assets and not more than
outstanding   voting   securities.   Those   issues   which  10%  of  the  issuer's  outstanding  voting  securities.
represent  more than 5% of the Fund's  total assets must be  Those issues which  represent more than 5% of the Fund's limited  in  the  aggregate  to 50% of  such  Fund's  total  total assets must be limited in the  aggregate to 50% of assets,  provided,  however,  that no more  than 25% of the  such Fund's total  assets,  provided,  however,  that no
Fund's  total  assets may be  invested in any one issuer or  more  than  25%  of  the  Fund's  total  assets  may  be
in qualified publicly-traded partnerships                    invested   in   any   one   issuer   or   in   qualified
                                                             publicly-traded partnerships
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not,  with respect to 75% of its total assets,  The  Fund  may not  purchase  securities  of any  issuer
purchase   securities  of  any  issuer  (except  securities  (except  securities  issued or  guaranteed by the United
issued  or  guaranteed  by  the  U.S.   government  or  its  States,   its   agencies   or   instrumentalities    and
agencies or  instrumentalities)  if, as a result,  (a) more  repurchase   agreements  involving  such  securities  or
than 5% of the Fund's  total  assets  would be  invested in  securities  issued  by  investment  companies)  if, as a the  securities  of that  issuer or (b) the Fund would hold  result,  more  than 5% of the  total  assets of the Fund more than 10% of the outstanding  voting securities of that  would be  invested in the  securities  of such issuer or
issuer                                                       more than 10% of the  outstanding  voting  securities of
                                                             such  issuer  would be owned by the Fund on the last day
                                                             of each fiscal quarter.  This restriction applies to 75%
                                                             of each Funds assets.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest in restricted securities             The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest in illiquid securities               The Fund may not  purchase or hold  illiquid  securities
                                                             (I.E.,  securities  that cannot be disposed of for their
                                                             approximate  carrying value in seven days or less (which
                                                             term includes  repurchase  agreements  and time deposits
                                                             maturing   in  more  than   seven   days))  if,  in  the
                                                             aggregate,  more  than  15% of its net  assets  would be
                                                             invested in illiquid securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  change  its  policy of  investing,  under  The Fund  may not  change  its  investment  strategy  to normal  circumstances,  at  least  80%  of  its  assets  in  invest  at least 80% of its net  assets in  fixed-income
government   securities,   unless  the  Fund  provides  its  securities  without  60 days'  prior  written  notice to shareholders  with 60 days'  prior  written  notice of such  shareholders change
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  more  than 20% of its net  assets  The Fund has no similar policy in  high-quality,  money-market  instruments  that  are not
issued  or  guaranteed  by  the  U.S.   government  or  its
agencies or instrumentalities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest  more than 25% of its net assets in  The Fund has no similar policy repurchase agreements
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may  invest up to 10% of its  total  assets in the  The Fund may  invest  up to 10% of its  total  assets in securities  of  other  investment  companies,  but  may not  the securities of other  investment  companies,  but may invest more than 5% of its total  assets in the  securities  not  invest  more  than 5% of its  total  assets  in the of any one  investment  company or acquire  more than 3% of  securities  of any one  investment  company  or  acquire the outstanding  securities of any one investment  company,  more than 3% of the  outstanding  securities  of any one unless  it does so in  reliance  on a  statutory  exemption  investment  company,  unless it does so in reliance on a
under the 1940 Act or rule or SEC staff interpretations.     statutory  exemption  under  the 1940 Act or rule or SEC
                                                             staff interpretations.
------------------------------------------------------------ ---------------------------------------------------------


                                      -60-

------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar  policy.  However,  it does  invest  The Fund may not  purchase  any  securities  that  would
primarily in U.S. government securities.                     cause  more than 25% of the total  assets of the Fund to
                                                             be invested  in the  securities  of one or more  issuers
                                                             conducting  their principal  business  activities in the
                                                             same  industry.  This  limitation  does not apply to (i)
                                                             investments in the  obligations  issued or guaranteed by
                                                             the    U.S.    government    or   its    agencies    and
                                                             instrumentalities,   and  (ii)   repurchase   agreements
                                                             involving such securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar  policy,  except that with  respect  The Fund may not make  loans if, as a result,  more than to securities lending,  the Fund may not lend more than 50%  33 1/3%  of its  total  assets  would  be lent to  other
of its total assets prior to the securities loan.            parties,  except  that a Fund may (i)  purchase  or hold
                                                             debt  instruments  in  accordance  with  its  investment
                                                             objectives  and  policies;  (ii) enter  into  repurchase
                                                             agreements; and (iii) lend its securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar policy.  However,  the Fund is also  The Fund may not issue senior  securities (as defined in
subject to the 1940 Act limitations in this regard.          the 1940 Act) except as  permitted  by rule,  regulation
                                                             or order of the SEC
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar policy.  However,  the Fund invests  During  unusual  economic or market  conditions,  or for
primarily in U.S. government securities.                     temporary defensive or liquidity purposes,  the Fund may
                                                             invest  up  to  100%  of  its  assets  in  money  market
                                                             instruments  that  would not  ordinarily  be  consistent
                                                             with a  Fund's  objectives.  A Fund  will  do so only if
                                                             Synovus  believes  that the risk of loss  outweighs  the
                                                             opportunity  for  capital  gains or  higher  income.  Of
                                                             course,  a Fund cannot  guarantee  that it will  achieve
                                                             its investment goal.
------------------------------------------------------------ ---------------------------------------------------------


------------------------------------------------------------ ---------------------------------------------------------
SENTINEL GEORGIA                                             GEORGIA
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not borrow  except  from banks in an amount up  The Fund may not borrow money in an amount  exceeding 33 to 5% of a Fund's total  assets for  temporary or emergency  1/3% of the value of its total  assets,  provided  that,
purposes  or  to  meet   redemption   requests  that  might  for purposes of this limitation,  investment  strategies
otherwise require the untimely disposition of securities     that either  obligate a Fund to purchase  securities  or
                                                             require a Fund to  segregate  assets are not  considered
                                                             to be  borrowing.  Asset  coverage  of at least  300% is
                                                             required  for all  borrowing,  except  where a Fund  has
                                                             borrowed  money for temporary  purposes in an amount not
                                                             exceeding 5% of its total assets
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not purchase securities on margin               The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not deal in real estate                         The Fund may not  purchase or sell real  estate,  unless
                                                             acquired  as a result  of  ownership  of  securities  or
                                                             other  instruments  (but this  shall not  prevent a Fund
                                                             from  investing  in  securities  or  other   instruments
                                                             either  issued by companies  that invest in real estate,
                                                             backed  by  real  estate  or   securities  of  companies
                                                             engaged in the real estate business)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may  not  act as an  underwriter  of  securities  The Fund may not act as an  underwriter of securities of
issued by others                                             other issuers  except as it may be deemed an underwriter
                                                             in selling a portfolio security
------------------------------------------------------------ ---------------------------------------------------------


                                      -61-

------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may not  purchase  from or sell to any  officer,  The Fund has no similar policy director  or employee of the  Corporation,  SAM,  SFSI or a
sub-advisor  (or any of their  officers or  directors)  any
securities other than Fund shares
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may not  invest  in oil,  gas or  other  mineral  The Fund has no similar policy exploration or development programs or leases
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  more than 5% of its net assets in  The Fund has no similar policy warrants  valued  at the lower of cost or  market,  or more
than 2% of its net assets in  warrants  that are not listed
on  either  the New York  Stock  Exchange  or the  American
Stock Exchange
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  for the  purposes  of  exercising  The Fund has no similar policy control or management
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not make short sales of securities              The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
To comply with  Subchapter  M of the Code,  at least 50% of  To comply with  Subchapter  M of the Code,  at least 50%
the Fund's total  assets must be  comprised  of  individual  of  the  Fund's   total  assets  must  be  comprised  of
issues,  each of which  represents  no more than 5% of such  individual  issues,  each of  which  represents  no more
Fund's  total  assets and not more than 10% of the issuer's  than 5% of such  Fund's  total  assets and not more than
outstanding   voting   securities.   Those   issues   which  10%  of  the  issuer's  outstanding  voting  securities.
represent  more than 5% of the Fund's  total assets must be  Those issues which  represent more than 5% of the Fund's limited  in  the  aggregate  to 50% of  such  Fund's  total  total assets must be limited in the  aggregate to 50% of assets,  provided,  however,  that no more  than 25% of the  such Fund's total  assets,  provided,  however,  that no
Fund's  total  assets may be  invested in any one issuer or  more  than  25%  of  the  Fund's  total  assets  may  be
in qualified publicly-traded partnerships                    invested   in   any   one   issuer   or   in   qualified
                                                             publicly-traded partnerships
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest  more than 25% of its net assets in  The Fund has no similar policy repurchase agreements
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund must invest at least 80% of its net assets in       The Fund  may not  change  its  investment  strategy  to
Georgia municipal obligations, which is a fundamental        invest  at least 80% of its net  assets in  fixed-income
policy that may only be changed upon approval of a           securities  exempt from federal and Georgia state income
majority of the Fund's shareholders as defined by the 1940   taxes   without  60  days'  prior   written   notice  to
Act.                                                         shareholders
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The  Fund  may  invest  up to 100% of its  assets  in cash,  During  unusual  economic or market  conditions,  or for commercial  paper,  high-grade  bonds, or cash  equivalents  temporary defensive or liquidity purposes,  the Fund may for temporary  defensive  reasons if Synovus  believes that  invest  up  to  100%  of  its  assets  in  money  market adverse  market  or other  conditions  warrant.  This is to  instruments  that  would not  ordinarily  be  consistent attempt  to  protect  the Fund's  assets  from a  temporary  with a  Fund's  objectives.  A Fund  will  do so only if unacceptable  risk of loss.  If the Fund takes a  temporary  Synovus  believes  that the risk of loss  outweighs  the defensive  position,  it may  not  achieve  its  investment  opportunity  for  capital  gains or  higher  income.  Of
objective.                                                   course,  a Fund cannot  guarantee  that it will  achieve
                                                             its investment goal.

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not  invest  more  than 15% of net  assets  in  The Fund may not  purchase or hold  illiquid  securities
illiquid securities                                          (I.E.,  securities  that cannot be disposed of for their
                                                             approximate  carrying value in seven days or less (which
                                                             term includes  repurchase  agreements  and time deposits
                                                             maturing   in  more  than   seven   days))  if,  in  the
                                                             aggregate,  more  than  15% of its net  assets  would be
                                                             invested in illiquid securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund may not invest in restricted securities             The Fund has no similar policy
------------------------------------------------------------ ---------------------------------------------------------


                                      -62-

------------------------------------------------------------ ---------------------------------------------------------
The Fund may  invest up to 10% of its  total  assets in the  The Fund may  invest  up to 10% of its  total  assets in securities  of  other  investment  companies,  but  may not  the securities of other  investment  companies,  but may invest more than 5% of its total  assets in the  securities  not  invest  more  than 5% of its  total  assets  in the of any one  investment  company or acquire  more than 3% of  securities  of any one  investment  company  or  acquire the outstanding  securities of any one investment  company,  more than 3% of the  outstanding  securities  of any one unless  it does so in  reliance  on a  statutory  exemption  investment  company,  unless it does so in reliance on a
under the 1940 Act or rule or SEC staff interpretations.     statutory  exemption  under  the 1940 Act or rule or SEC
                                                             staff interpretations.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar policy                               The Fund may not  purchase  any  securities  that  would
                                                             cause  more than 25% of the total  assets of the Fund to
                                                             be invested  in the  securities  of one or more  issuers
                                                             conducting  their principal  business  activities in the
                                                             same  industry.  This  limitation  does not apply to (i)
                                                             investments in the  obligations  issued or guaranteed by
                                                             the    U.S.    government    or   its    agencies    and
                                                             instrumentalities,   and  (ii)   repurchase   agreements
                                                             involving such securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar  policy,  except that with  respect  The Fund may not make  loans if, as a result,  more than to securities lending,  the Fund may not lend more than 50%  33 1/3%  of its  total  assets  would  be lent to  other
of its total assets prior to the securities loan.            parties,  except  that a Fund may (i)  purchase  or hold
                                                             debt  instruments  in  accordance  with  its  investment
                                                             objectives  and  policies;  (ii) enter  into  repurchase
                                                             agreements; and (iii) lend its securities
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar policy.  However,  the Fund is also  The Fund may not issue senior  securities (as defined in
subject to the 1940 Act limitations in this regard.          the 1940 Act) except as  permitted  by rule,  regulation
                                                             or order of the SEC
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The Fund has no similar policy.                              Amounts paid  directly or  indirectly  for puts that are
                                                             not integral parts of the security as originally  issued
                                                             held in the Fund will not  exceed 1/2 of 1% of the value
                                                             of the total assets of such Fund calculated  immediately
                                                             after any such put is acquired.
------------------------------------------------------------ ---------------------------------------------------------

Each Sentinel Fund is also subject to the following non-fundamental limitations regarding its use of derivatives:
o It may not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.
o It will buy options on individual securities only to hedge underlying securities that are owned by the Fund, or to close out transactions in options written.
o It will sell options on individual securities only to generate additional income on securities that are owned by the Fund, or to close out transactions in options purchased.
o It will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund's exposure to the market or sector covered by such index option or future.
o It will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund's portfolio.

o It will enter into interest rate swap transactions and total return swaps on fixed income indices only in circumstances in which there is no leveraging of credit risk in the portfolio, or in which significant diversification or reduction of credit risk results.
o It will enter into default swaps on fixed-income securities only for the purpose of hedging credit risk on securities owned by the Fund, and will not take on additional credit risk through the use of default swaps.
o When entering into swap agreements, it will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.
o When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet appropriate credit guidelines, and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

                                    Exhibit A

                      Agreement and Plan of Reorganization

This Agreement and Plan of Reorganization ("Agreement") is made as of this 13th day of December, 2006, by and between The Advisors' Inner Circle Fund, a Massachusetts trust, ("Trust"), with respect to the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds, each series of the Trust (collectively, the "Reorganizing Funds" and individually, a "Reorganizing Fund"), and Sentinel Group Funds, Inc., a Maryland corporation, ("Corporation"), with respect to the Sentinel Common Stock, Sentinel Mid Cap Value, Sentinel Government Securities and Sentinel Georgia Municipal Bond Funds, each of which are or will be a series of the Corporation (collectively, "Surviving Funds" and individually, a "Surviving Fund"). The Reorganizing Funds and the Surviving Funds may also be referred to in this Agreement collectively as "Funds" and individually as a "Fund". Except for the Funds, no other series of either the Trust or the Corporation are parties to this Agreement.

                                    RECITALS

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended ("Code") and the Treasury Regulations promulgated under Section 368 of the Code. The reorganization will consist of: (i) the transfer of the assets of each Reorganizing Fund as set forth in paragraph 1.2 of this Agreement (other than the assets of the Reorganizing Fund reserved to discharge its liabilities in accordance with paragraph 1.3 of this Agreement) ("Assets") in exchange for shares of the corresponding Surviving Fund ("Surviving Fund Shares"); and (ii) the distribution of Surviving Fund Shares to the holders of shares of the corresponding Reorganizing Fund and the liquidation of such Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each, a "Reorganization"), as indicated below:

------------------------------------- ------------------------------------------
REORGANIZING FUND/CLASS               SURVIVING FUND/CLASS
------------------------------------- ------------------------------------------
------------------------------------- ------------------------------------------
Large Cap Core Equity Fund            Sentinel Common Stock Fund
         Class A                               Class A
         Class B                               Class A
         Class C                               Class C
         Institutional Class                   Class I
------------------------------------- ------------------------------------------
------------------------------------- ------------------------------------------
Mid Cap Value Fund                    Sentinel Mid Cap Value Fund
         Class A                               Class A
         Class B                               Class A
         Class C                               Class C
         Institutional Class                   Class I
------------------------------------- ------------------------------------------
------------------------------------- ------------------------------------------
Intermediate-Term Bond Fund           Sentinel Government Securities Fund
         Class A                               Class A
         Class B                               Class A
         Institutional Class                   Class I
------------------------------------- ------------------------------------------
------------------------------------- ------------------------------------------
Georgia Municipal Bond Fund           Sentinel Georgia Municipal Bond Fund
         Class A                               Class A
         Institutional Class                   Class I
------------------------------------- ------------------------------------------

WHEREAS, each Reorganizing Fund is a separate series of the Trust, each Surviving Fund is a separate series of the Corporation and the Trust and the Corporation are open-end, registered management investment companies;

WHEREAS, each of the Surviving Fund and the Reorganizing Fund is authorized to issue its respective shares common stock and shares of beneficial interest;

WHEREAS, the Trustees of the Trust have determined that each Reorganization is in the best interests of the Trust and the applicable Surviving Fund and that the interests of the existing shareholders of each Surviving Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Directors of the Corporation have determined that each Reorganization is in the best interests of the Corporation and the applicable Reorganizing Fund and that the interests of the existing shareholders of each Reorganizing Fund will not be diluted as a result of the Reorganization.

                                    AGREEMENT

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I
      TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING
              FUND SHARES AND LIQUIDATION OF THE REORGANIZING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all of its Assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees:
(i) to deliver to the Reorganizing Fund the number of full and fractional Surviving Fund Shares, determined for each class by (a) multiplying the shares outstanding of that class of the Reorganizing Fund by (b) the ratio computed by dividing (x) the net asset value per share of that class of the Reorganizing Fund by (y) the net asset value per share of the corresponding class of the Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of shares of each Reorganizing Fund will receive the class of shares of the corresponding Surviving Fund specified in the Recitals. Such transactions shall take place at the closing of the applicable Reorganization on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. (a) The Assets of each Reorganizing Fund to be acquired by the corresponding Surviving Fund shall consist of property having a value equal to the total net assets of such Reorganizing Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund and any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date.

(b) The Trust has provided the Corporation with a list of each Reorganizing Fund's portfolio securities as of the date of execution of this Agreement. Each Reorganizing Fund reserves the right to sell any of these securities prior to Closing. The Trust will, within a reasonable time prior to the Closing Date, furnish each Surviving Fund with a list of the securities. In the event that a Reorganizing Fund holds any investments that its corresponding Surviving Fund may not hold, the Reorganizing Fund will dispose of such securities prior to the Closing Date in a manner that does not jeopardize the federal tax-free nature of the Reorganization.

1.3 LIABILITIES TO BE DISCHARGED BY THE REORGANIZING FUNDS. Each Reorganizing Fund will (a) discharge, or make provision for the discharge of, all of its known liabilities and obligations, and (b) make provision for the assumption of all of its unknown liabilities and obligations by Synovus Investment Advisors, Inc. as set forth in paragraph 1.4 of this Agreement, in each case prior to the Closing Date. It is understood and agreed by the parties that no Surviving Fund shall assume any Reorganizing Fund's liabilities or obligations, whether known or unknown. In addition, any reserve created under (a) above shall not cause any Surviving Fund from acquiring at least 90% of the fair market value of the corresponding Reorganizing Fund's net Assets and at least 70% of the fair market value of the corresponding Reorganizing Fund's gross Assets as of the Closing Date.

1.4 LIABILITIES TO BE ASSUMED BY SYNOVUS INVESTMENT ADVISORS, INC. Synovus Investment Advisors, Inc. shall assume any and all unknown liabilities, expenses, costs or charges, accrued or unaccrued, absolute or contingent or conditional or unmatured, incurred by or on behalf of the corresponding Reorganizing Fund specifically arising from or related to the operations and/or transactions of the Reorganizing Funds not otherwise discharged as contemplated by paragraph 1.3(a) of this Agreement ("Assumed Liabilities"). Without limiting the foregoing, Synovus Investment Advisors, Inc. agrees to assume the obligation of the Trust to indemnify and hold harmless the trustees and officers of the Trust with respect to action or omission or alleged action or omission relating to a Reorganizing Fund occurring or alleged to have occurred prior to the consummation of the transactions described in paragraph 1.1 of this Agreement, including the obligation to advance expenses, to the maximum extent permitted by applicable law and as set forth in the Trust's Declaration of Trust and By-Laws.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) each Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date ("Reorganizing Fund Shareholders"), all of the corresponding Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) each Reorganizing Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the applicable Reorganizing Fund on the books of the corresponding Surviving Fund to open accounts on the share records of each Surviving Fund in the name of the corresponding Reorganizing Fund Shareholders, with each such account being credited a number of Surviving Fund Shares representing the respective pro rata number of Surviving Fund Shares due the related shareholders. All issued and outstanding shares of each Reorganizing Fund ("Reorganizing Fund Shares") will simultaneously be canceled on the books of that Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, each Reorganizing Fund shall not conduct any business except in connection with its termination or as otherwise required by law or the terms of this Agreement.

1.6 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund's transfer agent. Surviving Fund Shares equal in value to the aggregate net asset value of the corresponding Reorganizing Fund Shares will be issued simultaneously to the applicable Reorganizing Fund and will be distributed to the applicable Reorganizing Fund Shareholders.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund shares on the books of a Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Funds including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commissions, and any federal state, or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Reorganizing Funds.

1.9 TERMINATION. The Reorganizing Funds shall be terminated under Massachusetts law promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.10 BOOKS AND RECORDS. All books and records of the Reorganizing Funds, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the related rules and regulations, shall be available to the Surviving Funds from and after the Closing Date and shall be turned over to the Surviving Funds as soon as practicable following the Closing Date.

                                   ARTICLE II
                                    VALUATION

2.1 VALUATION OF ASSETS. The value of the Assets to be acquired by the corresponding Surviving Fund shall be the value of such Assets at the closing of the applicable Reorganization on the Closing Date, using the valuation procedures set forth in the Surviving Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Surviving Fund Shares shall be the net asset value per share computed at the closing of each applicable Reorganization on the Closing Date, using the valuation procedures set forth in the Surviving Fund's then-current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the corresponding Reorganizing Fund's Assets shall be determined by (a) multiplying the shares outstanding of each class of the Reorganizing Fund by (b) the ratio computed by
(x) dividing the net asset value per share of each class of the Reorganizing Fund by (y) the net asset value per share of each class of the corresponding Surviving Fund Shares determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by Sentinel Administrative Services, Inc., on behalf of the Surviving Fund and the Reorganizing Fund.

ARTICLE III
                            CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about March 30, 2007, or such other date(s) as the parties may agree ("Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Sentinel Asset Management, Inc., One National Life Drive, Montpelier, VT 05604, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. U.S. Bank, N.A., as custodian for the Reorganizing Funds ("Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Reorganizing Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the corresponding Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities by each Reorganizing Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange ("NYSE") or another primary exchange on which the portfolio securities of the Surviving Funds or the Reorganizing Funds are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Funds or the Reorganizing Funds is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 CERTIFICATES. Citigroup Fund Services, LLC, as transfer agent for the Reorganizing Funds as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Funds shall issue and deliver or cause Sentinel Administrative Services, Inc., its transfer agent, to issue and deliver a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Reorganizing Funds that the Surviving Fund Shares have been credited to each Reorganizing Fund's account on the books of the corresponding Surviving Fund. The Reorganizing Funds shall deliver at the Closing a certificate of an authorized officer stating that, to the certifying officer's knowledge, (a) the Reorganizing Funds annual and semi-annual reports do not contain any untrue statement of a material fact or omit to state a material fact; (b) the Reorganizing Funds' financial statements, and other financial information included in those reports, fairly present, in all material respects, the financial condition, results of operations and cash flows of the

Reorganizing Funds for the periods presented; and (c) that it is unaware of (i) any significant deficiencies in the design or operation of the Reorganizing Funds' internal controls with respect to financial data, (ii) any material weaknesses in such internal controls or (iii) any fraud involving management or other employees who have a significant role in such internal controls. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, officer's certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV
                         REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Trust, on behalf of the Reorganizing Funds, represents and warrants to the Corporation and the Surviving Funds as follows:

a) Each Reorganizing Fund is a legally designated, separate series of the Trust. The Trust is duly organized and validly existing under the laws of Massachusetts.

b) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectuses and statement of additional information of the Reorganizing Funds conform in all material respects to the applicable requirements of the Securities Act of 1933 ("1933 Act") and the 1940 Act, and the related rules and regulations, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Trust and the Reorganizing Funds are not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in a violation, of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust or a Reorganizing Fund is a party or by which it is bound.

e) The Trust, with respect to a Reorganizing Fund, has no material contracts or other commitments that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f) Except as otherwise disclosed in writing to and accepted by the Surviving Funds, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Trust or any Reorganizing Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Reorganizing Funds to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Reorganizing Funds know of any facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Reorganizing Funds as of October 31, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by KPMG, LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Surviving Funds) fairly reflect the financial condition of the Reorganizing Funds as of such date, and there are no known contingent liabilities of any Reorganizing Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in any Reorganizing Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by any Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Funds. For the purposes of this paragraph (h), a decline in the net asset value of a Reorganizing Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Reorganizing Funds required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Reorganizing Funds required by law to be filed from and after the date hereof to the Closing Date will be filed), and are or will be correct in all material respects and all federal and other taxes required to be shown as due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof. To the best of each Reorganizing Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding shares of each Reorganizing Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund. All of the issued and outstanding shares of each Reorganizing Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund's transfer agent as provided in paragraph 3.4. Each Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund shares, and has no outstanding securities convertible into any of the Reorganizing Fund shares.

k) At the Closing Date, each Reorganizing Fund will have good and marketable title to the Reorganizing Fund's Assets to be transferred to the corresponding Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the Surviving Fund has received notice, and, upon delivery and payment for such Assets, and the filing of any articles, certificates or other documents under the laws of Massachusetts, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such Assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.

l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust and each Reorganizing Fund. Subject to approval by the Reorganizing Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust and each Reorganizing Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

m) The information to be furnished by the Reorganizing Funds for use in the combined Proxy Statement/Prospectus on Form N-14 relating to the Reorganizations ("N-14 Registration Statement") and other documents related to the Reorganizations that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n) Each Reorganizing Fund has elected to be taxed as and has qualified as a "regulated investment company" under the Code (a "RIC") as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation and has computed its federal income tax under ss.852 of the Code.

o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 ("1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Reorganizing Funds, or the performance of the Agreement by the Trust and the Reorganizing Funds, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Reorganizing Funds as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE SURVIVING FUNDS. The Corporation, on behalf of the Surviving Funds, represents and warrants to the Trust and the Reorganizing Funds as follows:

a) Each Surviving Fund is a legally designated, separate series of the Corporation. The Corporation is duly organized, validly existing, and in good standing under the laws of Maryland.

b) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Corporation's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Sentinel Common Stock Fund and the Sentinel Government Securities Fund conform and the prospectus and statement of additional information of the Sentinel Mid Cap Value Fund and the Sentinel Georgia Municipal Bond Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the related rules and regulations, and do not or will not, as applicable, include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The N-14 Registration Statement, other than as it relates to each Reorganizing Fund and the Trust and their service providers, will, on the effective date of the N-14 Registration Statement, through the time of the special meeting of each Reorganizing Fund's shareholders to consider and act upon this Agreement, and on the Closing Date, (a) comply in all materials respects with the applicable provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, and (b) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements in the N-14 Registration Statement, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Trust or a Reorganizing Fund or their agents.

e) The Corporation and the Surviving Funds are not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of the Corporation's Charter or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Corporation or a Surviving Fund is a party or by which it is bound.

f) Except as otherwise disclosed in writing to and accepted by the Reorganizing Funds, no litigation, administrative proceeding or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Corporation or any Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Funds to carry out the transactions contemplated by this Agreement. The Corporation and the Surviving Funds know of no facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

g) The financial statements of the Surviving Funds as of November 30, 2005 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by PricewaterhouseCoopers LLP, independent registered public accountants, and such statements and the unaudited financial statements as of May 31, 2006 (copies of which have been furnished to the Reorganizing Funds) fairly reflect the financial condition of the Surviving Funds as of such date, and there are no known contingent liabilities of the Surviving Funds as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in any Surviving Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Reorganizing Funds. For the purposes of this paragraph (g), a decline in the net asset value of a Surviving Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Surviving Funds required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Surviving Funds required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof. To the best of each Surviving Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Corporation. Each Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.

k) There shall be no issued and outstanding Shares of either the Sentinel Mid Cap Value Fund or the Sentinel Georgia Municipal Bond Fund prior to the Closing Date other than as described in paragraph 6.2 of this Agreement.

l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Corporation and the Surviving Funds, and this Agreement constitutes a valid and binding obligation of the Corporation and the Surviving Funds, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

m) Surviving Fund Shares to be issued and delivered to each Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable and no shareholder of the Company has any preemptive right to subscription or purchase in respect thereof.

n) The information to be furnished by the Surviving Funds for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) Each Surviving Fund has elected to be taxed as and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Trust, for itself and on behalf of the Surviving Funds, or the performance of the Agreement by the Corporation and the Surviving Funds, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

q) The Corporation and the Surviving Funds agree to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE V
                             COVENANTS OF THE FUNDS

5.1 OPERATION IN ORDINARY COURSE. The Surviving Funds and the Reorganizing Funds will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends, shareholder purchases and redemptions and such selling and purchasing of securities and other changes as are contemplated by the Reorganizing Funds' normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Approval of this Agreement by the shareholders of the Mid Cap Value Fund and Georgia Municipal Bond Fund, respectively, shall include approval of (a) the Investment Advisory Agreement between the Corporation, on behalf of the Sentinel Mid Cap Value Fund or the Sentinel Georgia Municipal Bond Fund (as applicable), and Sentinel Asset Management, Inc. and (b) the Investment Sub-Advisory Agreement between the Sentinel Asset Management, Inc. and Steinberg Asset Management LLC (with respect to the Sentinel Mid Cap Value Fund) or GLOBALT, Inc. (with respect to the Sentinel Georgia Municipal Bond Fund).

5.3 INVESTMENT REPRESENTATION. Each Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Reorganizing Funds will assist the Surviving Funds in obtaining such information as the Surviving Funds reasonably requests concerning the beneficial ownership of the Reorganizing Funds' shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Funds and the Reorganizing Funds will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, each Reorganizing Fund shall furnish the corresponding Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code. Such statement will be certified by the Trust's Treasurer.

5.7 PREPARATION OF FORM N-14. The Surviving Funds will draft and file with the Commission N-14 Registration Statement in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the N-14 Registration Statement and related materials.

5.8 FINAL DIVIDEND. On or before the Closing Date, each Reorganizing Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Reorganizing Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

5.9 TAX-FREE REORGANIZATION. It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust, the Corporation, the Reorganizing Funds nor the Surviving Funds shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin LLP to render the tax opinion contemplated in the Agreement.

5.9 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, each of the Trust and the Reorganizing Fund shall make available to the Corporation's officers and agents all books and records of the Trust and the Reorganizing Fund.

5.10 REASONABLE BEST EFFORTS. Each of the Trust, the Corporation, the Surviving Fund and the Reorganizing Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.11 AUTHORIZATIONS. Each Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

                                   ARTICLE VI
          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUNDS

6.1 PERFORMANCE OF OBLIGATIONS. The obligations of each Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date.

6.2 INTITIAL SHAREHOLDER. Prior to the Closing Date, (a) the Directors of the Sentinel Mid Cap Value Fund and Sentinel Georgia Municipal Bond Fund shall have authorized the issuance of and each such Fund shall have issued one share of such Fund to Sentinel Asset Management, Inc. in consideration of the payment of $1.00, (b) Sentinel Asset Management, Inc. shall have, among other things, approved as the sole initial shareholder (i) the Investment Advisory Agreement between the Corporation, on behalf of the Sentinel Mid Cap Value Fund or the Sentinel Georgia Municipal Bond Fund (as applicable), and Sentinel Asset Management, Inc. and (ii) the Investment Sub-Advisory Agreement between the Sentinel Asset Management, Inc. and Steinberg Asset Management LLC (with respect to the Sentinel Mid Cap Value Fund) or GLOBALT, Inc. (with respect to the Sentinel Georgia Municipal Bond Fund), and (c) immediately prior to or contemporaneously with the consummation of the transactions described in this Agreement, the share of each of the Sentinel Mid Cap Value Fund and Sentinel Georgia Municipal Bond Fund acquired by Sentinel Asset Management, Inc. has been or is redeemed for $1.00.

6.3 TRUE REPRESENTATIONS AND WARRANTIES. All representations, covenants, and warranties of each Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Corporation shall have delivered to the Trust a certificate executed in the Corporation's name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to such effect and as to such other matters as the Corporation shall reasonably request.

6.4 CORPORATE OPINION. Each Reorganizing Fund shall have received on the Closing Date an opinion of Sidley Austin LLP, counsel to each Surviving Fund, in a form reasonably satisfactory to the corresponding Reorganizing Fund, and dated as of the Closing Date, to the effect that:

a) The Corporation is a corporation incorporated, existing and in good standing under Maryland law. The Corporation has the corporate power to own its properties and conduct its business as a registered investment company. The Corporation has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. Each Surviving Fund is a separate series of common stock, par value $0.01 per share, of the Corporation that has been duly classified and designated in accordance with the applicable provisions of the Corporation's Charter. The Corporation has all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted;

b) The Surviving Fund Shares to be delivered to the Trust as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by the Company and no shareholder of the Company has any preemptive right to subscription or purchase in respect thereof;

c) The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect and each Surviving Fund is in compliance in all material respects with the 1940 Act and its rules and regulations;

d) To such counsel's knowledge, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by each Surviving Fund of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

e) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Board of Directors of the Corporation and, assuming due authorization, execution and delivery of this Agreement by the Trust, this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of each Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

f) To the knowledge of such counsel, except as has been disclosed in writing to the Trust, no litigation or administrative proceedings or investigation of or before any court or governmental body is presently pending as to a Surviving Fund or an of its properties or assets or any person whom the Surviving Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Surviving Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby; and

g) To such counsel's actual knowledge, the Registration Statement, other than as it relates to each Reorganizing Fund, (a) complies in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, and (b) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements in the Registration Statement, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the opinion shall only apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Corporation.

Such counsel shall be entitled to state that they have relied upon officers' certificates and certificates of public officials in rendering their opinion.

6.6 FEES AND EXPENSES. All fees and expenses associated with Reorganizing Funds and Surviving Funds participation in the Reorganizations contemplated by this Agreement shall have been or, when due, will be paid in full by Sentinel Asset Management, Inc., Synovus Investment Advisors, Inc. and/or their affiliates.

6.7 ASSUMPTION OF ASSUMED LIABILITIES BY SYNOVUS INVESTMENT ADVISORS, INC. The Trust, on behalf of each Reorganizing Fund, shall have received an agreement executed by Synovus Investment Advisors, Inc., in a form reasonably satisfactory to the Trust, and dated as of the Closing Date, memorializing the assumption of the Assumed Liabilities by Synovus Investment Advisors, Inc., as contemplated by paragraph 1.3(b) of this Agreement.

ARTICLE VII
                   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                                 SURVIVING FUNDS

7.1 PERFORMANCE OF OBLIGATIONS. The obligations of each Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date.

7.2 TRUE REPRESENTATIONS AND WARRANTIES. All representations, covenants, and warranties of each Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Trust shall have delivered to the Corporation on such Closing Date a certificate executed in the Trust's name by the Corporation's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Corporation and dated as of such Closing Date, to such effect and as to such other matters as the Trust shall reasonably request.

7.3 STATEMENT OF ASSETS AND LIABILITIES. Each Reorganizing Fund shall have delivered to the corresponding Surviving Fund a statement of the Reorganizing Fund's assets and liabilities, together with a list of the Reorganizing Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

7.4 CORPORATE OPINION. Each Surviving Fund shall have received on the Closing Date an opinion of Morgan, Lewis & Bockius LLP, counsel to each Reorganizing Fund, in a form reasonably satisfactory to the corresponding Surviving Fund, and dated as of the Closing Date, to the effect that:

a) The Trust is a trust existing under Massachusetts law. The Trust has the power to own its properties and conduct its business as a registered investment company. The Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. Each Reorganizing Fund is a separate series of the Trust that has been duly classified and designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust has all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted;

b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect and each Reorganizing Fund is in compliance in all material respects with the 1940 Act and its rules and regulations;

c) To such counsel's knowledge, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by each Reorganizing Fund of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

d) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Board of Trustees of the Trust and, assuming due authorization, execution and delivery of this Agreement by the Corporation, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of each Reorganizing Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; and

e) To such counsel's actual knowledge, the Registration Statement, other than as it relates to each Surviving Fund, (a) complies in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, and (b) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements in the Registration Statement, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the opinion shall only apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Trust.

Such counsel shall be entitled to state that they have relied upon officers' certificates and certificates of public officials in rendering their opinion.

                                  ARTICLE VIII
               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                     REORGANIZING FUNDS AND SURVIVING FUNDS

If any of the conditions set forth below do not exist on or before the Closing Date, each party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 SHAREHOLDER VOTE. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Reorganizing Fund in accordance with applicable law and the provisions of the Trust's Declaration of Trust and By-Laws. Certificates evidencing such approval shall have been delivered to the corresponding Surviving Fund. Notwithstanding anything herein to the contrary, neither a Surviving Fund nor a Reorganizing Fund may waive the conditions set forth in this paragraph 8.1 with respect to a Reorganization.

8.2 ORDERS AND PROCEEDINGS. On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 CONSENTS. All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of any Surviving Fund or Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4 EFFECTIVE REGISTRATION STATEMENT. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 TAX OPINION. The parties shall have received an opinion of Sidley Austin LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Assets of each Reorganizing Fund to the corresponding Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders termination and liquidation of the Reorganizing Fund) will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and with respect to the Synovus Mid Cap Value Fund and Synovus Georgia Municipal Bond Fund, within the meaning of Section 368(a)(1)(f) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by any Surviving Fund upon the receipt of the Assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.

c) No gain or loss will be recognized by any Reorganizing Fund upon the transfer of the Reorganizing Fund's Assets to the corresponding Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.

d) No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares.

e) The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to a Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by it immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of each Reorganizing Fund's Assets acquired by the corresponding Surviving Fund will be the same as the tax basis of such Assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the Assets of each Reorganizing Fund in the hands of the corresponding Surviving Fund will include the period during which those Assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations as Sidley Austin LLP may reasonably request, and the Reorganizing Funds and Surviving Funds will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Trust nor the Corporation may waive the conditions set forth in this paragraph 8.5.

8.6 PURCHASE AGREEMENT. All conditions under the Agreement, dated December 13, 2006, by and among Sentinel Asset Management, Inc., Synovus Investment Advisors, Inc. and Synovus Financial Corp. ("Purchase Agreement") to Closing (as defined in the Purchase Agreement) shall have been or concurrently be satisfied or waived as contemplated by the Purchase Agreement.

                                   ARTICLE IX
                                    EXPENSES

Unless otherwise agreed by Sentinel Asset Management, Inc. and Synovus Investment Advisors, Inc., Sentinel Asset Management, Inc., Synovus Investment Advisors, Inc. and/or their affiliates will bear and pay all fees and expenses associated with Surviving Funds' and Reorganizing Funds' participation in the Reorganization without regard to whether the applicable Reorganization is consummated (and, except as provided in the following proviso, in no event shall the Surviving Funds or Reorganizing Funds bear such expenses), provided, however, that each Surviving Fund shall bear its expenses associated with the qualification of Surviving Fund Shares for sale in the various states and each Reorganizing Fund will bear its own expenses related to transactions in its portfolio securities in anticipation of a Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

All such fees and expenses so borne and paid by Sentinel Asset Management, Inc., Synovus Investment Advisors, Inc. and/or their affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Sentinel Asset Management, Inc, Synovus Investment Advisors, Inc. and/or their affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.

                                   ARTICLE X
                                ENTIRE AGREEMENT

The parties agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

                                   ARTICLE XI
                                   TERMINATION

This Agreement will automatically terminate upon any termination of the Purchase Agreement prior to or on the Closing Date. This Agreement may be terminated by the mutual agreement of the Trust and the Corporation. In addition, either the Trust or the Corporation may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or c) a determination by a party's Board of Directors/Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Corporation or the Trust, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Corporation, Surviving Funds, Trust, Reorganizing Funds or their respective directors/trustees or officers, to the other party or its directors/trustees or officers.

                                  ARTICLE XII
                                   AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Corporation and the Trust; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the corresponding Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII
               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

13.1 HEADINGS. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the laws of the State of Vermont, without regard to the conflict of laws rules of that or any other jurisdiction.

13.4 SUCCESSORS AND ASSIGNMENTS. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 MASSACHUSETTS BUSINESS TRUST. The Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust or any Reorganizing Fund entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are not made individually, but in such capacities; and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Trust personally, but only the assets of the Trust and all persons dealing with any series or funds of the Trust, such as the Reorganizing Funds, with respect to all obligations contained in this Agreement, must look solely to the assets of the Trust belonging to such series or fund for the enforcement of any claims against the Trust.

[SIGNATURE PAGES FOLLOW]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                SENTINEL GROUP FUNDS, INC., on behalf of the Sentinel Common Stock Fund, Sentinel
                                Mid Cap Value  Fund,  Sentinel  Government
                                Securities Fund and Sentinel Georgia
                                Municipal Bond Fund

                                ------------------------------------------
                                Christian W. Thwaites
                                President & Chief Executive Officer


                                THE ADVISORS' INNER CIRCLE FUND, on behalf of the Large Cap Core Equity Fund, Mid Cap Value Fund, Intermediate-Term Bond Fund and Georgia Municipal Bond Fund

                                ------------------------------------------
                                James F. Volk
                                President

                                SYNOVUS INVESTMENT ADVISORS, INC., solely with respect to paragraph 1.4

                                ------------------------------------------
                                William H. Roach
                                President

                                    Exhibit B

                      Synovus Investment Advisory Agreement

AGREEMENT made this 13th day of August, 2001, by and between The Advisors' Inner Circle Fund, a Massachusetts business trust (the "Trust"), and Synovus Funds Investment Advisors, a separate division of Synovus Trust Company, a Georgia corporation (the "Adviser").

WHEREAS, the Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") consisting of several series of shares, each having its own investment policies; and

WHEREAS, the Trust desires to retain the Adviser to render investment management services with respect to such portfolios listed in Schedule A as the Trust and the Adviser may agree upon (the "Portfolios"), and the Adviser is willing to render such services:

NOW, THEREFORE, in consideration of mutual covenants herein contained, the parties hereto agree as follows:

1. Duties of the Adviser. The Trust employs the Adviser to (a) manage the investment and reinvestment of the assets, (b) to continuously review, supervise, and administer the investment program of the Portfolios, (c) to determine, in its discretion and without prior consultation, the securities or investment instruments to be purchased, sold, lent or otherwise traded, (d) to provide the Trust, and any other agent designated by the Trust, with records concerning the Adviser's activities which the Trust is required to maintain and
(e) to provide other reports reasonably requested by the Trust's administrator or the Trust's Officers and Board of Trustees concerning the Adviser's discharge of the foregoing responsibilities. The Adviser shall discharge the foregoing responsibilities subject to the control of the Board of Trustees of the Trust and in compliance with (x) such policies as the Trustees may from time to time establish and communicate in writing to the Adviser, (y) the objectives, policies, and limitations for each Portfolio set forth in its respective prospectus and statement of additional information, which may be amended from time to time, and (z) applicable laws and regulations. The Adviser accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

2. Portfolio Transactions. The Adviser shall place all orders for the purchase and sale of portfolio securities for the Portfolios with brokers or dealers selected by the Adviser, which may include brokers or dealers affiliated with the Adviser. The Adviser shall use its best efforts to seek to execute portfolio transactions at prices which are advantageous to the Portfolios and at commission rates which are reasonable in relation to the benefits received. In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Portfolios and/or the other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Adviser and its affiliates have with respect to the Portfolios and/or other accounts over which they exercise investment discretion. The Adviser will promptly communicate to the Trust, and any agent designated by the Trust such information relating to portfolio transactions as they may reasonably request. It is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Trust or be in breach of any obligation owing to the Trust under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Trust to a broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolios' Prospectuses and Statement of Additional Information.

3. Compensation of the Adviser. For the services to be rendered by the Adviser as provided in Sections 1 and 2 of this Agreement, the Trust shall pay to the Adviser compensation at the rate specified in Schedule A, which is attached hereto and made a part of this Agreement. Such compensation shall be paid to the Adviser at the end of each month, and calculated by applying a daily rate, based on the annual percentage rates as specified in the attached Schedule A, to the assets. The fee shall be based on the average daily net assets for the month involved. All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

4. Other Expenses. The Adviser shall pay all expenses, not otherwise paid by third parties, of printing and mailing reports, prospectuses, statements of additional information, and sales literature relating to the solicitation of prospective clients. The Trust shall pay all expenses relating to mailing to existing shareholders prospectus(es), statement(s) of additional information, proxy solicitation material and shareholder reports.

5. Excess Expenses. If the expenses for any Portfolio for any fiscal year (including fees and other amounts payable to the Adviser, but excluding interest, taxes, brokerage costs, litigation, and other extraordinary costs) as calculated every business day would exceed the expense limitations imposed on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of a Portfolio are qualified for offer and sale, the Adviser shall bear such excess cost. However, the Adviser will not bear expenses of any Portfolio which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. Payment of expenses by the Adviser pursuant to this Section 5 shall be settled on a monthly basis (subject to fiscal year end reconciliation) by a reduction in the fee payable to the Adviser for such month pursuant to
Section 3 and, if such reduction shall be insufficient to offset such expenses, by reimbursing the Trust.

6. Reports. The Trust and the Adviser agree to furnish to each other, if applicable, current prospectuses, proxy statements, reports to shareholders, certified copies of their financial statements, and such other information with regard to their affairs as each may reasonably request.

7. Status of the Adviser. The services of the Adviser to the Trust are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Trust are not, during the term of this Agreement, materially impaired thereby. The Adviser shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

8. Certain Records. Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 promulgated under the 1940 Act which are prepared or maintained by the Adviser on behalf of the Trust are the property of the Trust and will be surrendered promptly to the Trust on request.

9. Limitation of Liability of the Adviser. The duties of the Adviser shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Adviser hereunder. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties hereunder, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder, except as may otherwise be provided under provisions of applicable state law or Federal securities law which cannot be waived or modified hereby. (As used in this Paragraph 9, the term "Adviser" shall include directors, officers, employees and other corporate agents of the Adviser as well as that corporation itself).

10. Permissible Interests. Trustees, agents, and shareholders of the Trust are or may be interested in the Adviser (or any successor thereof) as directors, partners, officers, or shareholders, or otherwise; directors, partners, officers, agents, and shareholders of the Adviser are or may be interested in the Trust as Trustees, shareholders or otherwise; and the Adviser (or any successor) is or may be interested in the Trust as a shareholder or otherwise. In addition, brokerage transactions for the Trust may be effected through affiliates of the Adviser to the extent permitted by applicable law and any procedures approved by the Board of Trustees of the Trust.

11. License of the Adviser's Name. The Adviser hereby agrees to grant a limited-purpose, non-exclusive, world-wide license to the Trust for use of its name in the names of the Portfolios for the term of this Agreement and such license shall terminate upon termination of this Agreement.

12. Duration, Amendment and Termination. This Agreement, unless sooner terminated as provided herein, shall remain in effect until two years from date of execution, and thereafter, for periods of one year so long as such continuance thereafter is specifically approved at least annually (a) by the vote of a majority of those Trustees of the Trust who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of each Portfolio; provided, however, that if the shareholders of any Portfolio fail to approve the Agreement as provided herein, the Adviser may continue to serve hereunder in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The foregoing requirement that continuance of this Agreement be "specifically approved at least annually" shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder. This Agreement may be modified by mutual consent subject to the provisions of
Section 15 of the 1940 Act, as modified by or interpreted by any applicable order or orders of the Securities and Exchange Commission (the "Commission") or any rules or regulations adopted by, or interpretative releases of, the Commission. This Agreement may be terminated as to any Portfolio at any time, without the payment of any penalty by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser at any time without the payment of any penalty, on 90 days written notice to the Trust. This Agreement will automatically and immediately terminate in the event of its assignment. Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postpaid, to the other party at any office of such party. As used in this Section 11, the terms "assignment," "interested persons," and a "vote of a majority of the outstanding voting securities" shall have the respective meanings set forth in the 1940 Act and the rules and regulations thereunder; subject to such exemptions as may be granted by the Commission under said Act.

14. Change in the Adviser's Ownership. The Adviser agrees that it shall notify the Trust of any change in the ownership of the Adviser within a reasonable time after such change.

15. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the last address furnished by the other party to the party giving notice: if to the Trust, at One Freedom Valley Road, Oaks, PA 19456 and if to the Adviser, at P.O. Box 23042, Columbus, GA 31902-1313.

16. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

17. Governing Law. This Agreement shall be governed by the internal laws of the Commonwealth of Massachusetts, without regard to conflict of law principles; provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act.

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as Trustees, and is not binding upon any of the Trustees, officers, or shareholders of the Trust individually but binding only upon the assets and property of the Trust.

No portfolio of the Trust shall be liable for the obligations of any other portfolio of the Trust. Without limiting the generality of the foregoing, the Adviser shall look only to the assets of the Portfolios for payment of fees for services rendered to the Portfolios.

IN WITNESS WHEREOF, the Parties hereto have caused this Agreement to be executed as of the day and year first written above.

THE ADVISORS' INNER CIRCLE FUND
By: /s/ William E. Zitelli
 -----------------------
Attest: /s/ Kyle Cummings
-----------------

SYNOVUS FUNDS INVESTMENT ADVISORS
By: /s/ George G. Flowers
---------------------
Attest: /s/ Winston McQuaig, Jr.
------------------------

                                   Schedule A
                                     to the
                          Investment Advisory Agreement
                                     between
                         The Advisors' Inner Circle Fund
                                      and S
                        Synovus Funds Investment Advisors

Pursuant to Article 3, the Trust shall pay the Adviser compensation at an annual rate as follows:

Portfolio                           Fee
---------                           ---
Large Cap Core Equity Fund          0.60%
Mid Cap Value Fund                  0.75%
Intermediate-Term Bond Fund         0.45%
Georgia Municipal Bond Fund         0.45%

                                    Exhibit C

                     Sentinel Investment Advisory Agreement

Agreement made as of this first day of March, 1993, by and between Sentinel Group Funds, Inc., a Maryland corporation and a registered series investment company under the Investment Company Act of 1940 (hereinafter called "Funds"), and Sentinel Advisors Company, a Vermont general partnership, and a registered investment adviser under the Investment Advisers Act of 1940 (hereinafter called "Advisor").

                                   WITNESSETH:

In consideration of the mutual promises and agreements herein contained and other good and valuable considerations, the receipt of which is hereby acknowledged, it is hereby agreed by and between the parties hereto as follows:

1. MANAGEMENT OF SECURITIES PORTFOLIOS Advisor agrees to act as investment adviser to Funds with respect to the investment of its assets and in general to supervise the investments of several portfolios of Funds, subject at all times to the direction and control of the Board of Directors of Funds, all as more fully set forth herein. In connection therewith, Advisor shall regularly provide investment advice to Funds, and shall, subject to the succeeding provisions of this section, continuously supervise the investment and reinvestment of cash, securities or other property comprising the assets of the several investment portfolios of Funds, and Advisor shall accordingly: (a) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic or foreign, affecting the economy generally, the several portfolios of Funds, the individual companies whose securities are included in Funds' portfolios, the industries in which they engage, and securities which Advisor considers may be suitable for inclusion in any of Funds' portfolios, and regularly report thereon to the Board of Directors of Funds; and (b) provide continuously an investment program for each portfolio of Funds consistent, in its opinion, with the investment policy and objectives for which such portfolio is designed; and (c) determine what securities shall be purchased or sold by Funds, and regularly report thereon to the Board of Directors of Funds; and (d) take, on behalf of Funds, all actions which appear to Advisor necessary to carry into effect such investment programs and supervisory functions as aforesaid including the placing of purchase and sale orders. Any investment program provided by Advisor under this section, or any supervisory functions taken hereunder by it shall at all times conform to, and be in accordance with, any requirements imposed by: the provisions of the Investment Company Act of 1940 (the "1940 Act"), and any rules or regulations in force thereunder, any other applicable provision of law, the provisions of the Articles of Incorporation of Funds as amended from time to time, the provisions of the By-Laws of Funds as amended from time to time, resolutions as adopted and/or amended from time to time by the Board of Directors of Funds, and the terms of the registration statements of Funds, as amended from time to time, under the Securities Act of 1933 and the 1940 Act. In furtherance of these duties, Advisor will make its principal executive officers available as principal executive officers of Funds at no expense to Funds.

2. FUNDS TO BEAR OTHER EXPENSES It is understood and agreed that Funds, in addition to the advisory fee paid to Advisors set forth in Article 3 below, will bear and pay for its expenses of operation including its (i) rent and office equipment, if any; (ii) salaries and employee benefits including applicable employment and payroll taxes, of its own administrative and executive personnel who are not affiliated with Advisor, if any; (iii) brokerage commissions and other costs in connection with the purchase or sale of securities; (iv) all taxes and corporate fees payable by Funds to federal, state or other governmental agencies; (v) fees and costs of its transfer agent, fund accounting and financial administration service provider, custodian, registrar, independent legal counsel and auditors; (vi) expenses of printing and mailing stock certificates, dividends, reports, notices and proxy materials to its shareholders; (vii) fees and expenses incident to the registration and maintenance of registration under the Securities Act of 1933 of shares of Funds for public sale (other than costs of printing prospectuses for prospective new shareholders) and the qualification of its shares for offering and sale under state or other securities laws; (viii) fees and expenses imposed on Funds under the 1940 Act; (ix) insurance premiums for fidelity bonds and other coverage to its operations; (x) all expenses incident to holding of meetings of its shareholders; (xi) fees and expenses of directors who are not affiliated with Advisor; (xii) its pro rata share of fees and dues of the Investment Company Institute; and(xiii) such non-recurring expenses as may arise, including actions, suits or proceedings, affecting Funds and the legal obligation which Funds may have to indemnify its officers and directors with respect thereto.

3. COMPENSATION OF ADVISORS As compensation in full for services rendered under this Agreement, Funds will pay to Advisor a monthly fee determined as follows:
(1) With respect to all equity funds in the aggregate, other than the Common Stock Fund: 0.70% per annum on the first $200 million of aggregate daily average net assets of the equity funds in the aggregate, other than the Common Stock Fund; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; 0.55% per annum on such assets in excess of $400 million; (2) With respect to the Common Stock Fund: 0.55% per annum on the aggregate daily average net assets of the Fund; (3) With respect to all fixed income funds in the aggregate: 0.55% per annum on the first $200 million of aggregate daily average net assets of the fixed income funds in the aggregate; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million; (4) With respect to all money market funds in the aggregate: 0.40% per annum on the first $300 million of daily average net assets of the money market funds in the aggregate; and 0.35% per annum on such assets in excess of $300 million; Of the initial portfolios, the Aggressive Growth, Growth, Common Stock, Balanced, and World Funds shall for purposes of this Agreement, be deemed to be "equity funds", and the Bond, Government Securities, and Tax-Free Income Funds shall for purposes of this Agreement, be deemed to be "fixed income funds", and the 100% U.S. Treasury Money Market Fund shall be a money market fund. New funds shall be placed into one of the above classifications by agreement of Funds' Board of Directors and Advisor at the time the new fund becomes subject to this agreement. The amounts payable to Advisors shall be based upon the value of the net assets as of the close of business each day, computed in accordance with the Articles of Incorporation of Funds. Such amounts shall be prorated among the several classes of shares of Funds in proportion to their respective daily net asset values and shall be paid monthly.

4. GUARANTEE OF EXPENSE LIMITATION If, for any fiscal year of Funds, expenses (including management fee and costs incident to its regular and executive personnel, but excluding interest, taxes, brokerage fees and, where permitted, extraordinary expense) borne by Funds exceed expense limitations applicable to each class of shares of Funds which are imposed by state securities regulators as such limitations may be lowered or raised from time to time, Advisor guarantees that it will reimburse Funds for any excess. The portion of any such reduction to be borne by Advisor shall be deducted from the monthly investment advisory fee otherwise payable to Advisor and, if such amount should exceed such monthly investment advisory fees, Advisor agrees to repay to Fund annually before publication of Funds' annual report to shareholders such sum as may be required to make up the deficiency. For the purpose of this article, the term "fiscal year" shall include the portion of the then current fiscal year which shall have elapsed at the date of termination of this Investment Advisory Agreement.

5. PLACING OF PURCHASE AND SALE ORDERS Advisor shall not deal as principal with Funds in the purchase and sale of portfolio securities nor shall it receive any commissions or other remuneration on the purchase or sale of portfolio securities by Funds. Advisor is authorized and directed to place the orders for the purchase and sale of portfolio securities by Funds and to supervise the executions thereof. With respect to such transactions, whether through a broker as agent or with a dealer as principal, Advisor's primary objective is to both obtain the best price and execution of each transaction. Such orders may be placed with qualified brokers and/or dealers who also provide investment information or other services to Funds. Management shall report to the Directors of Funds at least quarterly on said allocations of order and on the brokerage commissions and/or dealer concessions involved, indicating to whom such allocations are made and the basis thereof.

6. NONEXCLUSIVITY Advisor's services to Funds hereunder are not to be deemed exclusive and Advisor shall be free to render similar services to others, so long as its services hereunder are not impaired thereby.

7. NATIONAL LIFE SERVICES National Life Insurance Company and its subsidiaries may furnish to Advisor, in order to better enable it to fulfill its obligations hereunder, office space, personnel and other services as are requested by Advisor, in all cases for a reasonable charge. Advisor will present the details of any such arrangements to the Board of Directors of Funds.

8. AFFILIATIONS OF ADVISOR It is understood that the directors and officers of Funds may be directors or officers of Advisor or an entity under common control, including National Life Insurance Company, Provident Mutual Life Insurance Company of Philadelphia, or any affiliate of either, or otherwise be interested in Advisor, and that the existence of such dual interest shall not affect the validity of this Agreement or any transactions hereunder.

9. LIABILITY OF ADVISOR In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of Advisor, it shall not be subject to liability to Funds or to any stockholder of Funds for any act or omission in the course of, or in connection with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

10. DURATION OF THIS AGREEMENT This Agreement shall become effective upon the date set forth above and shall continue in force and effect, unless terminated as hereinafter provided, until November 30, 1993, and from year to year thereafter, provided such continuance is specifically approved at least annually by the Board of Directors of Funds, including specific approval (i) by a majority of the Directors who are not interested persons of a party to this Agreement (other than as Directors of Funds) by votes cast in person at a meeting specifically called for such purpose (Director vote) or (ii) as to each class of the issued and outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of Funds by a vote of a majority of such class and a Director vote.

11. TERMINATION This Agreement may be terminated by Advisor at any time without penalty upon giving Funds sixty (60) days' written notice (which notice may be waived by Funds) and may be terminated by Funds, in its entirety or as to a specific series of Funds, at any time without penalty upon giving Advisors sixty
(60) days' written notice (which notice may be waived by Advisor), provided that such termination by Funds shall be approved by the vote of a majority of the Board of Directors of Funds in office at the time or by the vote of a majority of the outstanding voting securities of Funds, if such termination relates to the investment advisory arrangements for all series of Funds, or by the vote of a majority of the outstanding voting securities of a specific series of Funds, if such termination relates to that series only. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for this purpose having the meaning defined in Section 2(a)(4) of the 1940 Act.

12. NOTIFICATION OF CHANGES IN ADVISOR Advisor will notify Funds of any change in the identities of the partners of Advisor within a reasonable time after such change.

IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by their duly authorized officers and their corporate seals to be hereunder affixed, all as of the day and year first above written.

Attest:                                              SENTINEL GROUP FUNDS, INC.

Attest:                                              SENTINEL ADVISORS COMPANY

                                    Amendment

The Investment Advisory Agreement by and between Sentinel Group Funds, Inc. and Sentinel Asset Management, Inc. (as successor to Sentinel Advisors Company) dated March 1, 1993 ("Agreement") is hereby amended as of March ___, 2007 by deleting and replacing Paragraph 3 "Compensation of Advisor" with the following:

"3.      COMPENSATION OF ADVISOR

         As compensation in full for services rendered under this Agreement, Funds will pay to Advisor a monthly fee determined as follows:

FUND                           FEE
Balanced                       0.55% per annum on the first $200 million of its
                               average daily net assets; 0.50% per annum on the next $200 million of such assets; 0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets;
                               and 0.35% per annum on such assets over $2 billion

Capital Growth                 0.70% per annum on the first  $500  million  of
                               the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets;
                               0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

Common Stock                   0.70% per annum on the first  $500  million  of
                               the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets;
                               0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

Georgia Municipal Bond         0.45% per annum on the first $1 billion of the
                               Fund's average daily net assets; 0.40% per annum on the next $1 billion of such assets; and 0.35% on such assets in excess of $ 2 billion

Government Securities(1)       0.55% per annum on the first  $200  million  of
                               the Fund's average daily net assets; 0.50% per annum on the next $200 million of such assets;
                               0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets; and 0.35% on such assets in excess of $ 2 billion

Growth Leaders                 0.90% per annum on the first  $500  million  of
                               the Fund's average daily net assets; 0.85% per annum on the next $300 million of such assets;
                               0.80% per annum on the next $200 million of such assets; 0.70% per annum on the next $1 billion of such assets; and 0.60% of such assets over $2 billion

International Equity           0.70% per annum on the first  $500  million  of
                               the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets;
                               0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

Mid Cap Growth                 0.70% per annum on the first  $500  million  of
                               the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets;
                               0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

Mid Cap Value                  0.75% per annum on the first  $500  million  of
                               the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets;
                               0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

Short Maturity Government(1)   0.55% per annum on the first  $200  million  of
                               the Fund's average daily net assets; 0.50% per annum on the next $200 million of such assets;
                               0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets; and 0.35% on such assets in excess of $ 2 billion

Small Company                  0.70% per annum on the first  $500  million  of
                               the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets;
                               0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

U.S.Treasury Money Market      0.40% per annum on the first $300 million of
                               the Fund's average daily net assets; and 0.35%
                               per annum on such assets in excess of $300 million


(1)When determining the breakpoint for the advisory fee for the Government Securities Fund, its assets are aggregated with the Short Maturity Government Fund. In determining the breakpoint for the advisory fee for the Short Maturity Government Fund, its assets are aggregated with the Government Securities Fund.

The amounts payable to Advisor shall be based upon the value of the net assets as of the close of business each day. Such amounts shall be paid monthly."

The parties have executed this Amendment to the Agreement effective as of the date first set forth above.

SENTINEL GROUP FUNDS, INC.                   SENTINEL ASSET MANAGEMENT, INC.
----------------------------                 --------------------------------
Signature                                    Signature
----------------------------                 --------------------------------
Name and Title                               Name and Title

                                    Exhibit D

                   Steinberg Investment Sub-Advisory Agreement

AGREEMENT made this 13th day of August, 2001, by and between The Advisors' Inner Circle Fund, a Massachusetts business trust (the "Trust"), Synovus Funds Investment Advisors, a separate division of Synovus Trust Company, a Georgia corporation (the "Adviser"), and Steinberg Priest Capital Management Co. Inc., a New York corporation (the "Sub-Adviser").

WHEREAS, the Adviser is the investment adviser for the Synovus Funds, each a series of The Advisors' Inner Circle Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Trust"); and

WHEREAS, the Adviser desires to retain the Sub-Adviser as its agent to furnish investment advisory services for the Synovus Mid Cap Value Fund, an investment portfolio of the Trust (the "Fund").

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1. Appointment. The Adviser hereby appoints the Sub-Adviser to provide certain sub-investment advisory services to the Fund for the period and on the terms set forth in this Agreement. The Sub-Adviser hereby accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

2. Delivery of Documents. The Sub-Adviser hereby acknowledges receipt of properly certified or authenticated copies of each of the following: (a) The Trust's Agreement and Declaration of Trust, as filed with the Secretary of State of the Commonwealth of Massachusetts on July 24, 1992, and all amendments thereto or restatements thereof (such Declaration, as presently in effect and as it shall from time to time be amended or restated, is herein called the "Declaration of Trust"); (b) The Trust's By-Laws and amendments thereto; (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Sub-Adviser and approving this Agreement; (d) The Trust's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission (the "SEC") and all amendments thereto; (e) The Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act") (File No. 33- 50718) and under the 1940 Act as filed with the SEC and all amendments thereto insofar as such Registration Statement and such amendments relate to the Fund; and (f) The Trust's most recent prospectus and Statement of Additional Information for the Fund (such prospectus and Statement of Additional Information, as presently in effect, and all amendments and supplements thereto are herein collectively called the "Prospectus"). The Adviser will furnish the Sub-Adviser from time to time with copies of all amendments of or supplements to the foregoing.

3. Management. Subject always to the supervision of the Trust's Board of Trustees and the Adviser, the Sub-Adviser will furnish, direct, and administer an investment program in respect of, and make investment and reinvestment decisions for, all assets of the Fund and place all orders for the purchase and sale of securities, all on behalf of the Fund. In the performance of its duties, the Sub-Adviser will satisfy its fiduciary duties to the Fund, and will monitor the Fund's investments, and will comply with the provisions of the Trust's Declaration of Trust and By-Laws, as amended from time to time, any policies or restrictions imposed by the Adviser and/or the Trust, and the stated investment objectives, policies and restrictions of the Fund as provided in the Fund's prospectus and statement of additional information, as amended from time to time. The Sub-Adviser and the Adviser will each make its officers and employees available to the other from time to time at reasonable times to review investment policies of the Fund and to consult with each other regarding the investment affairs of the Fund. The Sub-Adviser shall also make itself reasonably available to the Board of Trustees at such times as the Board of Trustees shall request. The Sub-Adviser represents and warrants that it is in compliance with all applicable rules and regulations of the SEC pertaining to its investment advisory activities and agrees that it: (a) will use the same skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities; (b) will conform with all applicable rules and regulations of the SEC pertaining to its investment advisory activities; (c) will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers or dealers, the Sub- Adviser will attempt to obtain the best combination of prompt execution of orders in an effective manner and at the most favorable price consistent with its "best execution" obligation. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Sub-Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Sub- Adviser with research advice and other services. In no instance will portfolio securities be purchased from or sold to the Adviser, the Sub-Adviser, SEI Investments Distribution Co. or any affiliated person of either the Trust, the Adviser, SEI Investments Distribution Co. or the Sub-Adviser, except as may be permitted under the 1940 Act; (d) will report regularly to the Adviser and will make appropriate persons available for the purpose of reviewing at reasonable times with representatives of the Adviser and the Board of Trustees the management of the Fund, including, without limitation, review of the general investment strategy of the Fund, the performance of the Fund in relation to standard industry indices, interest rate considerations and general conditions affecting the marketplace and will provide various other reports from time to time as reasonably requested by the Adviser; (e) will maintain books and records required to be maintained by Rule 31a-3 under the 1940 Act with respect to the Trust's securities transactions and will furnish the Adviser and the Trust's Board of Trustees such periodic and special reports as the Board of Trustees or the Adviser may request; (f) will act upon instructions from the Adviser not inconsistent with the fiduciary duties hereunder; and (g) will treat confidentially and as proprietary information of the Trust all such records and other information relative to the Trust maintained by the Sub-Adviser, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Sub-Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust. The Sub-Adviser shall have the right to execute and deliver, or cause its nominee to execute and deliver, all proxies and notices of meetings and other notices affecting or relating to the securities of the Fund.

4. Books and Records. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Fund, on behalf of the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

5. Expenses. During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it in connection with its activities under this Agreement.

6. Compensation. For the services to be provided by the Sub-Adviser pursuant to this Agreement, the Adviser will pay the Sub-Adviser, and the Sub- Adviser agrees to accept as full compensation therefor, a sub-advisory fee paid out of the advisory fee, of 50 basis points based on the average daily assets of the Fund. This fee will be paid at least quarterly.

7. Services to Others. The Adviser understands, and has advised the Trust's Board of Trustees, that the Sub-Adviser now acts, and may in the future act, as an investment adviser to fiduciary and other managed accounts, and as investment adviser, sub-investment adviser, and/or administrator to other investment companies. The Adviser has no objection to the Sub-Adviser's acting in such capacities, provided that the Sub-Adviser furnishes adequate disclosure of such possible conflicts of interest and implements procedures designed to mitigate or eliminate such conflicts. For example, whenever the Fund and one or more other investment companies advised by the Sub-Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed by the Sub-Adviser to be equitable to each company. The Adviser recognizes, and has advised the Trust's Board of Trustees, that in some cases the Sub-Adviser's procedures may adversely affect the size of the position that the Fund may obtain in a particular security. In addition, the Adviser understands, and has advised the Trust's Board of Trustees, that the persons employed by the Sub-Adviser to assist in the Sub-Adviser's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement will be deemed to limit or restrict the right of the Sub-Adviser or any of its affiliates to engage in and devote time and attention to other businesses or to render services of whatever kind or nature.

8. Standard of Care. Each of the Adviser and Sub-Adviser shall discharge its duties under this Agreement with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. The parties recognize that the opinions, recommendations and actions of Sub-Adviser will be based on advice and information deemed to be reliable but not guaranteed by or to Sub-Adviser.

9. Indemnification. Each of the Adviser and Sub-Adviser agrees to indemnify each other against any claim, loss or liability (including reasonable attorney's fees) arising as a result of the failure to meet the standard of care set forth in the first sentence of Paragraph 8 hereof. Notwithstanding the generality of the foregoing, the Adviser and Sub-Adviser each further agrees to indemnify each other against any claim, loss or liability (including reasonable attorney's fees) arising or as a result of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligation and duties hereunder. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith, and therefore nothing herein shall in any way constitute a waiver or limitation of any rights which each party may have against the other under any federal securities laws based on negligence and which cannot be modified in advance by contract.

10. Duration and Termination. This Agreement will become effective as of the date hereof provided that it has been approved by vote of a majority of the outstanding voting securities of the Fund in accordance with the requirements under the 1940 Act, and, unless sooner terminated as provided herein, will continue in effect for two years. Thereafter, if not terminated, this Agreement will continue in effect for the Fund for successive periods of 12 months, each ending on the day preceding the anniversary of the Agreement's effective date of each year, provided that such continuation is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of the Trust, the Sub-Adviser, or the Adviser, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Trust's Board of Trustees or by the vote of a majority of all votes attributable to the outstanding shares of the Fund. Notwithstanding the foregoing, this Agreement may be terminated as to the Fund at any time, without the payment of any penalty, on sixty (60) days' written notice by the Adviser or by the Sub-Adviser. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act.) This Agreement will terminate automatically if the investment advisory agreement between the Trust and the Adviser is terminated.

11. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

12. Multiple Originals. This Agreement may be executed in two or more counterparts, each of which when so executed shall be deemed to be an original, but such counterparts shall together constitute but one and the same document.

13. Custody. All securities and other assets of the Fund shall be maintained with a custodian designated by the Adviser. The Sub-Adviser shall have no responsibility or liability with respect to any custodial function.

14. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement is held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement will not be affected thereby. This Agreement will be binding upon and shall inure to the benefit of the parties hereto and will be governed by the laws of the state of Georgia. The Sub-Adviser shall notify the Adviser of any changes in its officers and directors within a reasonable time. The names "The Advisors' Inner Circle Fund" and "Trustees of The Advisors' Inner Circle Fund" refer respectively to the Trust created by, and the Trustees, as trustees but not individually or personally, acting from time to time under, the Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of State of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "The Advisors' Inner Circle Fund" entered in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually but only in such capacities and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust. Persons dealing with the Fund must look solely to the assets of the Trust belonging to the Fund for the enforcement of any claims against the Trust.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

THE ADVISORS' INNER CIRCLE FUND
By: /s/ William E. Zitelli
------------------------
Name: William E. Zitelli
------------------
Title: Vice President
--------------

SYNOVUS FUNDS INVESTMENT ADVISORS
By: /s/ George G. Flowers
---------------------

Name: George G. Flowers
-----------------
Title: President
---------

STEINBERG PRIEST CAPITAL MANAGEMENT CO. INC.
By: /s/ William W. Priest
---------------------
Name: William W. Priest
-----------------
Title: Managing Director
-----------------

                         AMENDMENT DATED MAY 18, 2004 TO
             INVESTMENT SUB-ADVISORY AGREEMENT DATED AUGUST 13, 2001

THIS AMENDMENT (the "Amendment") to the Investment Sub-Advisory Agreement dated August 13, 2001 by and between The Advisors' Inner Circle Fund (the "Trust"), a Massachusetts business trust, Synovus Investment Advisors, Inc. (the "Adviser"), a Georgia corporation and Steinberg Priest & Sloane Capital Management, LLC (the "Sub-Adviser"), a New York corporation is entered into as of the 18th day of May, 2004.

WHEREAS, the Trust, the Adviser and the Sub-Adviser entered into the Investment Sub-Advisory Agreement dated as of the 13th day of August, 2001 (the "Agreement"); and

WHEREAS, the Trust, the Adviser and the Sub-Adviser desire to amend the Agreement as provided herein.

NOW THEREFORE, in consideration of the premises, covenants, representations and warranties contained herein, the parties hereto intending to be legally bound agree as follows:

1. AMENDMENT TO SECTION 6 OF THE AGREEMENT. Section 6 of the Agreement is hereby amended as set forth below:

6. COMPENSATION. For the services to be provided by the Sub-Adviser pursuant to this Agreement, the Adviser will pay the Sub-Adviser, and the Sub-Adviser agrees to accept as full compensation therefor, a sub-advisory fee paid out of the advisory fee, of 0.50% of the average net assets up to $50 million; 0.40% of the average net assets on the next $50 million; and 0.25% of the average net assets in excess of $100 million. This fee will be paid at least quarterly.

2. RATIFICATION OF AGREEMENT. Except as expressly amended and provided herein, all of the terms, conditions and provisions of the Agreement shall continue in full force and effect.

IN WITNESS WHEREOF, the parties hereto have executed this Amendment by their duly authorized representatives as of the day and year first written above.

THE ADVISORS' INNER CIRCLE FUND

By: /s/ William E. Zitelli, Jr.
---------------------------------------
Name: William E. Zitelli, Jr.
Title: Vice President

SYNOVUS INVESTMENT ADVISORS, INC.

By: /s/ Mark Brown
---------------------------------------
Name: Mark Brown
Title: President

STEINBERG PRIEST & SLOANE CAPITAL MANAGEMENT, LLC

By: /s/ Michael Steinberg
---------------------------------------
Name: Michael Steinberg
Title: Managing Partner

                                       E-3
                                    Exhibit E

               Form of Sentinel Investment Sub-Advisory Agreement

AGREEMENT made as of this ___ day of March, 2007 by and between Sentinel Asset Management, Inc. ("SAM"), a Vermont corporation, having its principal office at One National Life Drive, Montpelier, Vermont 05604, and _____________________ ("_________"), a _____________ corporation, having its office at
-------------------------------.

                                   WITNESSETH

WHEREAS, SAM is a party to an Investment Advisory Agreement dated as of March 1, 1993, as amended, between it and Sentinel Group Funds, Inc. ("Sentinel Funds"), a corporation organized under the laws of the State of Maryland, a series of which is Sentinel ___________ Fund ("Fund"); and

WHEREAS, SAM wishes to employ _____________ and _____________ is willing to act as a investment sub-adviser to the Fund; and

NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, SAM and _____________ agree as follows:

1. _____________ shall act as investment sub-advisor to the Fund. As such, it shall, subject to SAM's supervision and the supervision of the Board of Directors of Sentinel Funds ("Board"), provide a complete program for the investment and reinvestment of the cash, securities, and other properties comprising the investment portfolio of the Fund in accordance with the investment policies and objectives of the Fund as reflected in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time ("Services"). As reasonably requested, _____________ shall periodically (a) provide SAM and the Board information regarding _____________ and the Services, (b) certify compliance with the Fund's Prospectus, Statement of Additional Information and applicable laws, (c) review and provide sub-certifications relating to the Fund's financial statements and pricing of portfolio securities.

2. _____________ shall select industries and companies and other entities to be represented in the investment portfolio of the Fund and shall carry out programs for the purchase and sale of the securities included or to be included in the investment portfolio. All activities will be regularly reported to SAM and the Sentinel Funds. _____________ shall place orders for the purchase and sale of portfolio securities for the account of the Fund with broker-dealers selected by _____________. In executing portfolio transactions and selecting broker-dealers,
_____________ will seek best execution on behalf of the Fund. In assessing the best execution available for any transaction, _____________ shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, _____________ may also consider the brokerage and research services in accordance with Section 28(e) of the Securities and Exchange Act of 1934, as amended ("Safe Harbor"). _____________ is authorized to direct trades to a broker-dealer who provides such brokerage and research services for a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, _____________ determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer in accordance with the Safe Harbor.

In allocating investment opportunities or investment sale opportunities among the various accounts over which _____________ exercises investment discretion and which investment objectives and policies similar to those of the Fund, _____________ will employ procedures reasonably designed to assure that the Fund is treated fairly in relation to such other accounts.

_____________ shall authorize the vote and/or direct decisions on any proxies or corporate actions with respect to the Fund's portfolio securities.

3. The initial portfolio managers of the Fund will be ____________________. _____________ will immediately inform SAM of any changes in personnel assigned to the Fund's account.

4. Nothing in this Agreement shall limit or restrict the right of any director, officer, or employee of _____________ to engage in any other business or to render services of any kind to any other corporation, firm, individual, or association.

5. SAM, for its part, shall at all times keep _____________ fully informed with regard to the funds available or to become available for investment, and, in general, the condition of the Fund's affairs. SAM shall furnish _____________ with a certified copy of all financial statements and a signed copy of each report prepared by independent public accountants and with such other information with regard to the Fund's affairs as _____________ may from time to time reasonably request. SAM shall provide _____________ _ with copies of the Sentinel Funds' prospectus, statement of additional information, bylaws and Articles of Incorporation, and shall promptly furnish _____________ with any amendments or supplements to such documents.

6. For the services to be rendered by _____________ hereunder, SAM shall pay to _____________ a monthly fee at a rate of _____% per annum of the average daily net assets of the Fund.

7. This Agreement shall become effective upon approval by a vote of a majority of the outstanding voting securities, as such term is defined in the Investment Company Act of 1940, as amended ("Act"), of the Fund, and shall continue thereafter only so long as its continuance is specifically approved at least annually by vote of a majority of the outstanding voting securities, as such term is defined in the Act, of the Fund, or by the Board, including the approval by a majority of those directors who are not interested persons, as such term is defined in the Act, of any party to this Agreement, at a meeting called for the purpose of voting on such approval, provided, however, that (1) this Agreement may at any time be terminated without the payment of any penalty, either by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund, on 60 days written notice to _____________, (2) this Agreement shall immediately terminate in the event of its assignment (within the meaning of the Act), and (3) this Agreement may at any time be terminated by _____________ or SAM on 60 days written notice to the other party to this Agreement. Any notice under this Agreement shall be given in writing, addressed and delivered or mailed postpaid, to the other party at any office of such party.

8. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations hereunder, _____________ shall not be subject to liability for any act or omission in the course or in connection with the rendition of services hereunder.

9. Any and all notices or other communications required or authorized to be given hereunder shall be in writing and either personally delivered or sent by first class mail, postage prepaid, or recognized overnight delivery service to the other party at its address set forth below or to such other address as such party may hereafter specify from time to time by written notice to the other party.

If to _____________:



If to SAM:

Law Department
Sentinel Asset Management, Inc.
One National Life Drive
Montpelier, Vermont 05604

10. This agreement shall be governed by, and construed in accordance with, the laws of the State of Vermont.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed on the day and year first above written.

Sentinel Asset Management, Inc.


-------------------------                   -------------------------
Signature                                            Signature


-------------------------                   -------------------------
Print Name & Title                                   Print Name & Title

                                    Exhibit F

 Additional Information About the Sentinel Common and Sentinel Government Funds

FUND PERFORMANCE
The following bar charts and tables provide indications of the risks of investing in each Fund by showing changes in the Funds' performance from year to year and by showing how the Funds' average annual returns for 1, 5 and 10 years (or since inception) compare with those of a broad measure of market performance. The bar charts show changes in each Fund's performance for Class A shares for each calendar year over a ten-year period, or for a shorter period for those Funds that have been in existence for less than ten years.

SALES CHARGES ARE NOT REFLECTED IN THE BAR CHARTS. IF SALES CHARGES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. HOW EACH FUND PERFORMED IN THE PAST IS NOT NECESSARILY AN INDICATION OF HOW THAT FUND WILL PERFORM IN THE FUTURE

FOR THE PERIODS ENDED                                      PAST 10 YEARS/
                                                           PAST 5 YEARS
DECEMBER 31, 2006                       PAST ONE YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------
SENTINEL COMMON
Return Before Taxes: Class A
Return After Taxes on Distributions:
Class A
Return After Taxes on Distributions
  and Sale of Fund Shares:
Class A(4)
S&P 500 COMPOSITE STOCK PRICE INDEX(5)
Return Before Taxes: Class B
S&P 500 COMPOSITE STOCK PRICE INDEX(5)
Return Before Taxes: Class C
S&P 500 COMPOSITE STOCK PRICE INDEX(5)
--------------------------------------------------------------------------------
SENTINEL GOVERNMENT(3)
Return Before Taxes: Class A
Return After Taxes on Distributions:
Class A
Return After Taxes on Distributions and Sale of Fund Shares:
Class A
Return Before Taxes:  Class C
LEHMAN GOVERNMENT BOND INDEX(6)
--------------------------------------------------------------------------------
(1) From inception on April 1, 1996.
(2) From inception on May 4, 1998.
(3) Class A share returns prior to June 1, 2006 but after April 10, 2005 have been restated to reflect the increase in the Government Securities Fund's maximum sales charge from 2% to 4%. Prior to April 11, 2005, the Fund's maximum Class A sales charge had been 4%. Class A share returns prior to June 1, 2006 have been restated to reflect the increase in the Short Maturity Government Fund's maximum sales charge from 1% to 3%. Returns have not been adjusted to reflect the decrease in the maximum 12b-1 fee from 0.35% to 0.25%. If they had, those returns would be higher. The Class C share returns for each Fund prior to June 1, 2006 are based on the returns of that Fund's Class A shares adjusted to reflect that Class C shares do not charge a front-end sales load but may be subject to a contingent deferred sales load and adjusted for Class C's estimated higher expenses.
(4) Returns after taxes on distributions and sale of fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of fund shares.
(5) The S&P 500 Composite Stock Price Index consists of 500 stocks chosen for market size, liquidity, and industry group representation.
(6) The Lehman Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund's financial performance for the past five years, or for the other applicable period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. Per share data is calculated utilizing average daily shares outstanding. Financial Highlights are not provided for the Class C shares of the Sentinel Government Funds because they were first offered on June 1, 2006.

[Insert Financial Highlights for Sentinel Common Stock and Sentinel Government Securities Funds from November 30, 2006 annual report]

                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 29, 2007

                           SENTINEL COMMON STOCK FUND
                      SENTINEL GEORGIA MUNICIPAL BOND FUND
                       SENTINEL GOVERNMENT SECURITIES FUND
                           SENTINEL MID CAP VALUE FUND
                                EACH A SERIES OF
                           SENTINEL GROUP FUNDS, INC.

                             One National Life Drive
                              Montpelier, VT 05604
                                 1-800-282-3863

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated January 29, 2007 for the Special Meeting of Shareholders of the Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Bond Fund, each a series of the Trust, scheduled to be held on March 15, 2007. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Synovus Funds c/o SEI Investments Distribution Co. at One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free at 1-866-330-1111. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about each of the Sentinel Common Fund, Sentinel Mid Cap Fund, Sentinel Government Fund and Sentinel Georgia Fund, each a series of the Corporation, is contained in and incorporated by reference to the Statement of Additional Information dated March 30, 2006 or the preliminary Statement of Additional Information filed on December 21, 2006, as they may be amended and/or supplemented from time to time. Management's discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Sentinel Common Fund and Sentinel Government Fund are contained in the Sentinel Funds' Annual Report for the fiscal year ended November 30, 2006 are incorporated in this Statement of Additional Information by reference. No other parts of the Sentinel Funds' Annual Report are incorporated by reference in this Statement of Additional Information. Because the Sentinel Mid Cap Fund and the Sentinel Georgia Fund are new and do not expect to begin operations until the Reorganizations, no financial information is provided for these Funds.

Further information about each of the Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund is contained in, and incorporated by reference to, its Prospectus dated March 1, 2006, as it may be amended and/or supplemented from time to time. Management's discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Large Cap Fund, Mid Cap Fund, Bond Fund and Georgia Fund are contained in the Synovus Funds' Annual Report for the fiscal year ended October 31, 2006 are incorporated in this Statement of Additional Information by reference. No other parts of the Synovus Funds' Annual Report are incorporated by reference in this Statement of Additional Information.

Pro forma financial statements of the Sentinel Common Fund reflecting the reorganization with the Large Cap Fund and of the Sentinel Government Fund reflecting the reorganization with the Bond Fund are included within this Statement of Additional Information. Pursuant to Item 14(a) of Form N-14, the pro forma financial statements of the Sentinel Mid Cap Fund and the Sentinel Georgia Fund required by Rule 11-01 of Regulation S-X are not prepared because these Funds are new and will first be offered as of the Closing Date.

The Synovus Funds will furnish, without charge, a copy of their most recent Annual Report. Requests should be directed to the Synovus Funds c/o SEI Investments Distribution Co. at One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free at 1-866-330-1111.


                              SENTINEL COMMON FUND

                                      SEMI-ANNUAL 4/30/06  SEMI-ANNUAL 5/31/06
                                          TARGET FUND        ACQUIRING FUND
PRO FORMA STATEMENT OF ASSETS &         LARGE CAP FUND    SENTINEL COMMON FUND   PRO-FORMA        COMBINED
LIABILITIES (UNAUDITED)                   (000,S)              (000,S)         ADJUSTMENTS       PRO-FORMA
ASSETS

Investments at value                  $       217,276   $     1,177,288                      $     1,394,564

Cash and cash equivalents                        --                --                                    --

Receivable for securities sold                   --                 820                                  820

Receivable for fund shares sold                  --                 500                                  500
Receivable for securities
  lending interest                                                    9                                    9

Receivable for dividends                         --               2,383                                2,383

Other Assets net of liabilities                 2,347              --                                  2,347

Recievable from administrator                                        69                                   69
                                      ---------------   ---------------   ---------------    ---------------

   Total Assets                               219,623         1,181,069              --            1,400,692
                                      ---------------   ---------------   ---------------    ---------------

LIABILITIES

Collateral on securities loaned                  --     $        36,854                      $        36,854
Payable to custodian bank -
  line of credit                                 --                 147                                  147

Payable for securities purchased      $         1,495             4,386                                5,881

Payable for fund shares repurchased               101               404                                  505

Income Distribution payable                       107               107

Accrued expenses                                   13               375                                  388

Management fee payable                            108               633                                  741
Distribution fee payable
  (Class A Shares)                                  7               279                                  286
Distribution fee payable
  (Class B Shares)                               --                  44                                   44
Distribution fee payable
  (Class C Shares)                               --                   9                                    9

Fund service fee payable                           24                96                                  120

Deferred Compensation                            --                 134                                  134
                                      ---------------   ---------------   ---------------    ---------------

   Total Liabilities                  $         1,855   $        43,361              --      $        45,216
                                      ---------------   ---------------   ---------------    ---------------

                                      ---------------   ---------------   ---------------    ---------------
Net Assets Applicable to All
Outstanding Shares                    $       217,768   $     1,137,708                      $     1,355,476
                                      ===============   ===============   ===============    ===============

 CLASS I SHARES
  Net Assets Applicable to Class I
Shares /                              $   209,966,172              --                        $   209,966,172

  Shares Outstanding                       18,952,317              --                --           18,952,317

                                      ---------------   ---------------   ---------------    ---------------

    Net Asset Value per Share                   11.08              --                                  11.08
                                      ===============   ===============   ===============    ===============

 CLASS A SHARES
  Net Assets Applicable to Class A
Shares /                              $     3,966,334   $ 1,076,414,242                      $ 1,081,629,274

  Shares Outstanding                          359,277        34,712,850   $      (305,824)        34,881,028

                                      ---------------   ---------------   ---------------    ---------------

    Net Asset Value per Share                   11.04             31.01                                31.01
                                      ===============   ===============   ===============    ===============

 CLASS B SHARES
  Net Assets Applicable to
Class B Shares /                      $     1,248,698   $    50,090,251                      $    50,090,251

  Shares Outstanding                          114,725         1,646,980              --            1,646,980
                                      ---------------   ---------------   ---------------    ---------------

    Net Asset Value per Share                   10.88             30.41                                30.41
                                      ===============   ===============   ===============    ===============
 CLASS B  LARGE CAP CORE
MERGES IN A CLASS

 CLASS C SHARES
  Net Assets Applicable to
Class C Shares /                      $     2,586,920   $    11,203,223                      $     3,790,143

  Shares Outstanding                          237,608           369,970   $      (152,179)           455,399
                                      ---------------   ---------------   ---------------    ---------------

    Net Asset Value per Share                   10.89             30.28                                30.28
                                      ===============   ===============   ===============    ===============



                                 SIX MONTH PERIOD     SIX MONTH PERIOD
                                ENDED APRIL 30, 2006  ENDED MAY 31, 2006
PRO FORMA STATEMENT                 TARGET FUND       ACQUIRING FUND          PRO-FORMA               COMBINED
OF OPERATIONS                       LARGE FUND     SENTINEL COMMON FUND       ADJUSTMENTS             PRO-FORMA
(UNAUDITED)
INVESTMENT INCOME
INCOME:

Dividends                             $  1,888           $ 10,482                                     $ 12,370

Interest                                    51                336                                          387

Securities Lending - Net                  --                   10               $      2                    12
                                      --------           --------               --------              --------

  Total Income                        $  1,939           $ 10,828               $      2              $ 12,769
                                      --------           --------               --------              --------

EXPENSES:

Management advisory fees              $    647           $  3,647               $    (24)(a)          $  4,270

Transfer agent fees                         55                651                    (20)(b)               686

Custodian fees                               8                 43                     (5)(c)                46

Distribution fees Class A                    5              1,631                      1(d)              1,637

Distribution fees Class B                    7                266                   --                     273

Distribution fees Class C                   13                 52                   --                      65
Accounting and administration
services                                   146                152                   (120)(b)               178

Professional Fees:  Audit & Legal           43                 59                    (30)(b)                72

Reports and notices to shareholders         13                 75                    (10)(b)                78

Registration and filing fees                21                 36                    (15)(b)                42
Director's and Chief Compliance
Officer fees                                14                 87                     (8)(b)                93

Other expenses                               6                 24                     (4)(b)                26
                                      --------           --------               --------              --------
Total Expenses
                                           978              6,723                   (235)                7,466

Expense Reimbursement                     --                  (69)                  --                     (69)

Expense Offset                            --                  (22)                  --                     (22)
                                      --------           --------               --------              --------

Net Expenses                          $    978           $  6,632               $   (235)             $  7,375
                                      --------           --------               --------              --------

                                      --------           --------               --------              --------

NET INVESTMENT INCOME (LOSS)          $    961           $  4,196               $    237              $  5,394
                                      --------           --------               --------              --------


NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
   Realized gain (loss) on
investments                           $  6,845           $ 27,308                                     $ 34,153
   Change in unrealized
appreciation (depreciation)

       of investments                    9,794             18,598                                       28,392
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                   16,639             45,906                                       62,545

                                      --------           --------               --------              --------
CHANGE IN NET ASSETS RESULTING FROM
OPERATIONS                            $ 17,600           $ 50,102               $    237              $ 67,939
                                      ========           ========               ========              ========

(a)  Management fee based upon contract in effect for acquired fund.
(b)  Decrease due to the elimination of duplicative expenses by merging funds.
(c) Decrease due to the elimination of duplicative expenses and decreased trading activity.
(d)  Distribution fees of acquired fund are in effect.



PRO FORMA COMBINED SCHEDULES OF INVESTMENTS
MAY 31, 2006^ (UNAUDITED)
                                      % OF NET       SHARES                                                             PRO FORMA
                                       ASSETS         /PAR             LARGE CAP FUND        SENTINEL COMMON FUND        COMBINED
                                                                   MARKET
                                                                   VALUE         SHARES/     MARKET VALUE   SHARES/     MARKET VALUE
                                                                   (000)           PAR          (000)        PAR            (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS                           99.04%
CONSUMER DISCRETIONARY                   7.84%

Coach, Inc.*                                          91,000    $     3,005                                    91,000   $     3,005

Comcast Corp. - Class A*                                                          475,000   $    15,200       475,000        15,200

Disney (Walt) Co.                                                                 215,000         6,558       215,000         6,558

Gap, Inc.                                                                         200,000         3,640       200,000         3,640

Grupo Televisa, S.A. (ADR)                                                        328,000         6,032       328,000         6,032

Harley-Davidson                                       29,000          1,474                                    29,000         1,474

Hilton Hotels Corp.                                                               310,000         8,513       310,000         8,513

Home Depot, Inc.                                      81,000          3,234                                    81,000         3,234

McDonald's Corp.                                                                  269,400         8,936       269,400         8,936

McGraw-Hill Cos., Inc.                                                            183,800         9,484       183,800         9,484

Nike                                                  30,000          2,455                                    30,000         2,455

Staples, Inc.                                                                     375,000         8,809       375,000         8,809

Target Corp.                                          60,000          3,186                                    60,000         3,186

Time Warner, Inc.                                                               1,143,300        19,676     1,143,300        19,676

TJX Cos., Inc.                                                                    256,700         6,086       256,700         6,086

                                                                     13,354                      92,934                     106,288
CONSUMER STAPLES                         9.98%

Altria Group, Inc.                                                                255,400        18,478       255,400        18,478

Coca-Cola                                             41,000          1,720                                    41,000         1,720

CVS Corp.                                                                         200,000         5,580       200,000         5,580

Diageo plc (ADR)                                                                  171,900        11,378       171,900        11,378

Kellogg Co.                                                                       156,300         7,362       156,300         7,362

Kimberly-Clark Corp.                                                              240,000        14,560       240,000        14,560

Nordstrom                                            126,000          4,830                                   126,000         4,830

PepsiCo, Inc.                                         79,900          4,654       308,100        18,628       388,000        23,282



                                      -4-

                                      % OF NET       SHARES                                                             PRO FORMA
                                       ASSETS         /PAR             LARGE CAP FUND        SENTINEL COMMON FUND        COMBINED
                                                                   MARKET
                                                                   VALUE         SHARES/     MARKET VALUE   SHARES/     MARKET VALUE
                                                                   (000)           PAR          (000)        PAR            (000)
------------------------------------------------------------------------------------------------------------------------------------


Procter & Gamble Co.                                  70,500    $     4,104       320,975   $    17,413       391,475   $    21,517

Walgreen                                              85,000          3,564                                    85,000         3,564

Wal-Mart Stores, Inc.                                 92,900          4,183       173,400         8,401       266,300        12,584

Wrigley (Wm.) Jr. Co.                                 15,000            707       211,125         9,653       226,125        10,360

                                                                     23,762                     111,453                     135,215
ENERGY                                  12.79%

Apache                                                65,000          4,618                                    65,000         4,618

BJ Services                                          107,000          4,071                                   107,000         4,071

Chevron Corp.                                         69,000          4,210       338,200        20,221       407,200        24,431

EOG Resources, Inc.                                                               132,500         8,700       132,500         8,700

Exxon Mobil Corp.                                    116,484          7,348       500,000        30,455       616,484        37,803

GlobalSantaFe Corp.                                   40,000          2,449       181,100        10,890       221,100        13,339

Halliburton                                           49,000          3,829                                    49,000         3,829

Murphy Oil Corp. (a)                                                               55,400         2,921        55,400         2,921

Noble Energy, Inc.                                                                224,900         9,774       224,900         9,774

Pride Int'l., Inc.*                                                               250,000         8,088       250,000         8,088

Schlumberger Ltd (a)                                                              545,000        35,736       545,000        35,736

Valero Energy                                         45,000          2,913                                    45,000         2,913

Weatherford Int'l., Ltd.*                                                         330,000        17,173       330,000        17,173

                                                                     29,438                     143,958                     173,396
FINANCIALS                              17.32%

Allstate                                              84,000          4,745                                    84,000         4,745

American Express Co.                                                              253,300        13,769       253,300        13,769

American Int'l. Group                                                             232,900        14,160       232,900        14,160

Ameriprise Financial, Inc.                                                         50,660         2,319        50,660         2,319

Bank of America Corp.                                108,172          5,400       544,152        26,337       652,324        31,737

Bank of New York, Inc.                                                            271,800         9,032       271,800         9,032



                                      -5-

                                      % OF NET       SHARES                                                             PRO FORMA
                                       ASSETS         /PAR             LARGE CAP FUND        SENTINEL COMMON FUND        COMBINED
                                                                   MARKET
                                                                   VALUE         SHARES/     MARKET VALUE   SHARES/     MARKET VALUE
                                                                   (000)           PAR          (000)        PAR            (000)
------------------------------------------------------------------------------------------------------------------------------------


CIT Group                                             76,000    $     4,105                               $    76,000   $     4,105

Citigroup, Inc.                                      130,800          6,534       575,000        28,348       705,800        34,882

Goldman Sachs Group, Inc.                             29,000          4,648        60,600         9,148        89,600        13,796

Hartford Financial Services Group                     29,000          2,666                                    29,000         2,666

J.P. Morgan Chase & Co.                               70,650          3,206       330,000        14,071       400,650        17,277

Mellon Financial Corp.                                79,000          2,973       312,000        11,288       391,000        14,261

Merrill Lynch & Co., inc                                                          140,000        10,137       140,000        10,137

Morgan Stanley                                                                    154,300         9,199       154,300         9,199

PNC Financial Services Group, Inc.                                                 75,000         5,168        75,000         5,168

St. Paul Travelers Cos., Inc.                                                     225,000         9,905       225,000         9,905

U.S. Bancorp                                                                      400,000        12,348       400,000        12,348

Wachovia Corp.                                        85,245          5,102       143,800         7,693       229,045        12,795

Wells Fargo & Co.                                                                 188,300        12,497       188,300        12,497

                                                                     39,379                     195,419                     234,798
HEALTH CARE                             15.79%

Amgen, Inc.*                                          55,000          3,724       205,000        13,856       260,000        17,580

Baxter Int'l., Inc.                                                               268,000        10,104       268,000        10,104

Bristol-Myers Squibb Co.                                                          298,100         7,318       298,100         7,318

Cigna Corp.                                                                        45,100         4,183        45,100         4,183

Genentech*                                            37,000          2,949                                    37,000         2,949

GlaxoSmithKline plc (ADR)                                                         223,200        12,343       223,200        12,343

HCA, Inc.                                             68,000          2,985       211,300         9,392       279,300        12,377

Johnson & Johnson                                     76,000          4,454       449,300        27,057       525,300        31,511
Laboratory Corp.

 of America Holdings* (a)                                                         186,700        11,083       186,700        11,083

Lilly, Eli & Co.                                      80,000          4,234       100,000         5,164       180,000         9,398

Medco Health Solutions, Inc.*                                                     119,924         6,464       119,924         6,464



                                      -6-

                                      % OF NET       SHARES                                                             PRO FORMA
                                       ASSETS         /PAR             LARGE CAP FUND        SENTINEL COMMON FUND        COMBINED
                                                                   MARKET
                                                                   VALUE         SHARES/     MARKET VALUE   SHARES/     MARKET VALUE
                                                                   (000)           PAR          (000)        PAR            (000)
------------------------------------------------------------------------------------------------------------------------------------


Medtronic, Inc.                                       66,000    $     3,308       413,400   $    20,873       479,400   $    24,181

Novartis (ADR)                                                                    220,400        12,228       220,400        12,228

Pfizer, Inc.                                                                      414,300         9,802       414,300         9,802

Sanofi-Aventis (ADR) (a)                                                          193,400         9,142       193,400         9,142
Teva Pharmaceutical

 Industries Ltd. (ADR) (a)                            41,000          1,660       325,000        11,833       366,000        13,493

Wellpoint*                                            69,000          4,899                                    69,000         4,899

Zimmer Holdings*                                      34,000          2,139       212,000        12,837       246,000        14,976

                                                                     30,352                     183,679                     214,031
INDUSTRIALS                             15.55%

3M Co.                                                33,000          2,819                                    33,000         2,819

Alcoa                                                122,000          4,121                                   122,000         4,121

Archer-Daniels-Midland                                63,000          2,289                                    63,000         2,289

Boeing Co.                                                                        139,000        11,572       139,000        11,572

Canadian National Railway Co.                                                      98,800         4,416        98,800         4,416

Caterpillar                                           29,000          2,197                                    29,000         2,197

Danaher                                               47,000          3,013                                    47,000         3,013

Deere & Co.                                                                        98,300         8,414        98,300         8,414

FedEx Corp.                                           30,000          3,454                                    30,000         3,454

General Dynamics Corp.                                                            144,800         9,215       144,800         9,215

General Electric Co.                              11,211,049          7,300       875,000        29,978     1,086,049        37,278

Honeywell Int'l., Inc.                                                            449,300        18,502       449,300        18,502

Northrop Grumman Corp.                                                            131,900         8,531       131,900         8,531

Rockwell Automation, Inc.                                                         226,500        15,465       226,500        15,465

Tyco Int'l. Ltd                                                                   675,100        18,302       675,100        18,302

Union Pacific Corp.                                                               131,600        12,212       131,600        12,212

United Technologies Corp.                             90,900          5,709       470,000        29,384       560,900        35,093




                                      -7-

                                      % OF NET       SHARES                                                             PRO FORMA
                                       ASSETS         /PAR             LARGE CAP FUND        SENTINEL COMMON FUND        COMBINED
                                                                   MARKET
                                                                   VALUE         SHARES/     MARKET VALUE   SHARES/     MARKET VALUE
                                                                   (000)           PAR          (000)        PAR            (000)
------------------------------------------------------------------------------------------------------------------------------------


Waste Management, Inc.                                                            380,000   $    13,916       380,000   $    13,916

                                                                $    30,902                     179,907                     210,809
INFORMATION TECHNOLOGY                  12.27%

Adobe Systems*                                        76,000          2,979                                    76,000         2,979

Accenture Ltd.                                                                    180,000         5,067       180,000         5,067

Apple Computer, Inc.*                                 35,000          2,464                                    35,000         2,464

Applied Materials, inc                                                            479,800         8,113       479,800         8,113

Broadcom Corp - Class A*                                                          143,950         4,867       143,950         4,867

Cisco Systems, Inc.*                                 228,200          4,781       412,900         8,126       641,100        12,907

Dell*                                                117,000          3,065                                   117,000         3,065

EMC Corp.*                                                                        600,000         7,680       600,000         7,680

First Data Corp.                                                                  143,100         6,598       143,100         6,598
Freescale Semiconductor, Inc. -

 Class B*                                                                         239,228         7,466       239,228         7,466

Intel Corp.                                          164,000          3,277       300,000         5,406       464,000         8,683

Int'l Business Machines                                                           170,000        13,583       170,000        13,583

Linear Technology                                                                 100,000         3,375       100,000         3,375

Microsoft Corp.                                   11,209,700          5,064       925,000        20,951     1,134,700        26,015

Motorola, Inc.                                                                    500,000        10,545       500,000        10,545

Nokia Corp. (ADR)                                                                 440,000         9,447       440,000         9,447

Oracle Corp.*                                                                     648,100         9,216       648,100         9,216

Qualcomm, Inc.                                        93,000          4,775        75,000         3,391       168,000         8,166

Seagate Technology (R) (a)                                                        200,000         4,670       200,000         4,670

Texas Instruments                                     85,000          2,950       270,000         8,432       355,000        11,382

                                                                     29,355                     136,933                     166,288
MATERIALS                                4.40%

DuPont, E.I. de Nemours & Co.                                                     353,500        15,034       353,500        15,034



                                      -8-

                                      % OF NET       SHARES                                                             PRO FORMA
                                       ASSETS         /PAR             LARGE CAP FUND        SENTINEL COMMON FUND        COMBINED
                                                                   MARKET
                                                                   VALUE         SHARES/     MARKET VALUE   SHARES/     MARKET VALUE
                                                                   (000)           PAR          (000)        PAR            (000)
------------------------------------------------------------------------------------------------------------------------------------

Freeport-McMcMoran

 Copper & Gold - Class B                                                          347,700   $    19,468       347,700   $    19,468

Int'l. Paper Co.                                                                  308,500        10,482       308,500        10,482

Newmont Mining Corp.                                                               57,200         2,983        57,200         2,983

Praxair, Inc.                                         36,000    $     2,021       182,800         9,634       218,800        11,655

                                                                      2,021                      57,601                      59,622
TELECOMMUNICATION SERVICES               1.66%

America Movil S.A. de C.V. (ADR)                                                  130,000         4,246       130,000         4,246

Embarq Corp.*                                                                      12,260           511        12,260           511

L-3 Communications Holdings                           34,000          2,778                                    34,000         2,778

Sprint Nextel Corp.                                                               245,200         5,201       245,200         5,201

Verizon Communications                               136,962          4,524                                   136,962         4,524

Vodafone Group plc (ADR)                                                          226,400         5,207       226,400         5,207

                                                                      7,302                      15,165                      22,467
TRANSPORTATION                           0.25%

Burlington Northern Santa Fe                          42,000          3,340                                    42,000         3,340

                                                                      3,340                        --                         3,340
UTILITIES                                1.19%

Dominion Resources                                    45,000          3,369                                    45,000         3,369

Entergy Corp.                                                         --          133,800         9,381       133,800         9,381

Exelon                                                63,000          3,402                                    63,000         3,402

                                                                      6,771                       9,381                      16,152
WARRANTS                                 0.00%

Lucent Technologies, Inc.*                                           --            23,806             8        23,806             8

MONEY MARKET FUND                        2.72%
SEI Daily Income Trust
 Prime Obligation Fund Class A                        85,368             85                                    85,368            85
State Street Navigator Securities
Lending Prime Portfolio (b)                                                    36,854,111        36,854    36,854,111        36,939

                                                                         85                      36,854                      36,939



                                      -9-

CORPORATE SHORT-TERM NOTES               1.03%

Lasalle Bank Corp.                                                              2,000,000         2,000     2,000,000         2,000

UBS Finance                                                                     5,000,000         5,000     5,000,000         5,000

Wells Fargo & Co.                                                               7,000,000         6,996     7,000,000         6,996

                                                                      --                         13,996                      13,996
REPURCHASE AGREEMENT                     0.09%
Merrill Lynch 4.44% dated
04/28/06 to be repurchased
on 05/01/06, repurchase
price $1,216,066
(collateralized by various
FNMA / FHLMC obligations,
ranging in par value
$22,000 -$50,000,000,
0.8% - 7.5%, 10/25/11-07/25/33,
with a total market value $1,239,929)              1,215,000         $1,215          --                                      $1,215


TOTAL INVESTMENTS AT MARKET            102.88%                      217,276                  $1,177,288                   1,394,564


TOTAL INVESTMENTS AT COST                                           183,961                     802,777                     986,738


(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 is $13,695 and $16,680, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity.
^ The April 30, 2006 Semi-annual Report was selected as the best information available for the Synovus Large Cap Core Equity Fund.
*    Non-income producing.
(ADR) - American Depository Receipt.
(R) - Return of capital paid during the period.



NOTES TO PRO FORMA FINANCIAL STATEMENTS
1. BASIS OF COMBINATION: The unaudited Pro Forma Combined Statement of Assets and Liabilities, Pro Forma Combined Statement of Operations and Pro Forma Combined Schedule of Investments give effect to the proposed reorganization of the Large Cap Core Equity Fund ("Large Cap Fund") and Sentinel Common Stock Fund ("Sentinel Common Fund"). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Large Cap Fund to the Sentinel Common Fund. Sentinel Common Fund will be the accounting survivor.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Large Cap Fund and the Sentinel Common Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The Large Cap Fund and Sentinel Common Fund are both open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO FORMA ADJUSTMENTS: Statement specific pro forma adjustments are listed at the end of each Pro Forma Combined Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Sentinel Common Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES--The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION--Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME-- Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:
(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Funds' accountant, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets. Sentinel Asset Management, Inc. has agreed to waive fees and/or reimburse expenses for the Class A shares of the Sentinel Common Fund so that total annual expenses will be no more than 1.10% until December 19, 2007. The Sentinel Common Fund's Class B, Class C and Class I shares will also benefit from any waiver of advisory fees as a result of the Class A shares fee arrangement.

E. CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.



                       SENTINEL GOVERNMENT SECURITIES FUND

                                                                   SEMI-ANNUAL 5/31/06
                                                     SEMI-ANNUAL     ACQUIRING FUND
PRO FORMA STATEMENT                                    4/30/06          SENTINEL
OF ASSETS & LIABILITIES                              TARGET FUND       GOVERNMENT     PRO-FORMA      COMBINED
(UNAUDITED)                                           BOND FUND           FUND       ADJUSTMENTS     PRO-FORMA
                                                       (000,s)          (000,s)
--------------------------------------------------------------------------------------------------------------------
ASSETS

Investments at value                              $     138,843   $     225,775                    $     364,618

Cash and cash equivalents                                  --               115                              115

Receivable for securities sold                             --            19,581                           19,581

Receivable for fund shares sold                            --               371                              371

Receivable for interest                                                     878                              878

Receivable for securities lending interest                                    1                                1

Other Assets and liabilities - Net                        1,787            --                              1,787
                                                  -------------   -------------   -------------    -------------

   Total Assets                                   $     140,630   $     246,721            --      $     387,351
                                                  -------------   -------------   -------------    -------------

LIABILITIES

Collateral on securities loaned                            --     $      13,168                    $      13,168

Payable for securities purchased                           --            32,068                           32,068

Payable for fund shares repurchased               $          31             118                              149

Income Distribution payable                                 401            --                                401

Accrued expenses                                             13              77                               90

Management fee payable                                       52              87                              139

Distribution fee payable (Class A Shares)                     2              34                               36

Fund service fee payable                                     16              21                               37

Deferred Compensation                                      --                25                               25
                                                  -------------   -------------   -------------    -------------

   Total Liabilities                              $         515   $      45,598            --      $      46,113
                                                  -------------   -------------   -------------    -------------

                                                  -------------   -------------   -------------    -------------

Net Assets Applicable to All Outstanding Shares   $     140,115   $     201,123                    $     341,238
                                                  =============   =============   =============    =============





                                      -13-

                                                                   SEMI-ANNUAL 5/31/06
                                                     SEMI-ANNUAL     ACQUIRING FUND
PRO FORMA STATEMENT                                    4/30/06          SENTINEL
OF ASSETS & LIABILITIES                              TARGET FUND       GOVERNMENT     PRO-FORMA      COMBINED
(UNAUDITED)                                           BOND FUND           FUND       ADJUSTMENTS     PRO-FORMA
                                                       (000,s)          (000,s)
--------------------------------------------------------------------------------------------------------------------


 CLASS I SHARES

  Net Assets Applicable to Class I Shares         $ 137,893,358            --                      $ 137,893,358

  Shares Outstanding                                 14,466,390            --              --         14,466,390

                                                  -------------   -------------   -------------    -------------

    Net Asset Value per Share                              9.53            --                               9.53
                                                  =============   =============   =============    =============

 CLASS A SHARES

  Net Assets Applicable to Class A Shares         $   1,560,934   $ 201,122,544                    $ 203,344,379

  Shares Outstanding                                    163,600      20,184,542          (9,942)      20,407,524

                                                  -------------   -------------   -------------    -------------


    Net Asset Value per Share                              9.54            9.96                             9.96
                                                  =============   =============   =============    =============

 CLASS B SHARES

  Net Assets Applicable to Class B Shares         $     660,901            --              --

  Shares Outstanding                                     69,324            --              --               --
                                                  -------------   -------------   -------------    -------------

    Net Asset Value per Share                              9.53            --                               --
                                                  =============   =============   =============    =============
 CLASS B  INTERMEDIATE BOND INTO CLASS A GOV'T



                                                                SIX MONTH PERIOD
                                             SIX MONTH PERIOD  ENDED MAY 31, 2006
                                           ENDED APRIL 30, 2006  ACQUIRING FUND
                                               TARGET FUND     SENTINEL GOVERNMENT  PRO-FORMA       COMBINED
PRO FORMA STATEMENT OF                          BOND FUND           FUND           ADJUSTMENTS     PRO-FORMA
OPERATIONS (UNAUDITED)                     --------------------------------------------------------------------
INVESTMENT INCOME
INCOME:

Interest                                         $ 3,013          $ 5,683                           $ 8,696

Securities Lending - Net                            --                  2          $     1                3
                                                 -------          -------          -------          -------

  Total Income                                   $ 3,013          $ 5,685          $     1          $ 8,699
                                                 -------          -------          -------          -------

EXPENSES:

Management advisory fees                         $   329          $   516          $    28(a)       $   873

Transfer agent fees                                   40              165              (20)(b)          185

Custodian fees                                         6               21               (2)(c)           25

Distribution fees Class A                              2              204             2(d)              208

Distribution fees Class B                              4             --                 (4)(d)         --

Accounting and administration services                99               27              (80)(b)           46

Professional Fees:  Audit & Legal                     29               17              (20)(b)           26

Reports and notices to shareholders                    6               20               (2)(b)           24

Registration and filing fees                          16               16              (12)(b)           20

Director's and Chief Compliance Officer fees          12               15               (8)(b)           19

Other expenses                                         6               16               (3)(b)           19
                                                 -------          -------          -------          -------
Total Expenses
                                                 $   549          $ 1,017          $  (121)         $ 1,445

Expense Offset                                      --                (12)            --                (12)
                                                 -------          -------          -------          -------

Net Expenses                                         549            1,005             (121)           1,433
                                                 -------          -------          -------          -------

                                                 -------          -------          -------          -------

NET INVESTMENT INCOME (LOSS)                     $ 2,464          $ 4,680          $   122          $ 7,266
                                                 -------          -------          -------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   Realized gain (loss) on investments           $  (831)         $(4,661)                          $(5,492)
   Change in unrealized appreciation
(depreciation)
       of investments                            $(1,082)         $   380                           $  (702)
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                  (1,913)          (4,281)                           (6,194)

                                                 -------          -------          -------          -------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS   $   551          $   399          $   122          $ 1,072
                                                 =======          =======          =======          =======


(a)  Management fee based upon contract in effect for acquired fund.
(b)  Decrease due to the elimination of duplicative expenses by merging funds.
(c) Decrease due to the elimination of duplicative expenses and decreased trading activity.
(d)  Distribution fees of acquired fund are in effect.
(d)  Class B shares not offered in Sentinel Government Fund.


PRO FORMA COMBINED SCHEDULES OF INVESTMENTS
MAY 31, 2006^ (UNAUDITED)


                                                                                         SENTINEL GOVERNMENT      PRO FORMA
                                                                         BOND FUND             FUND               COMBINED
                                                                     MARKET     SHARES/   MARKET     SHARES/       MARKET
                                                % OF NET   SHARES/   VALUE       PAR      VALUE       PAR          VALUE
                                                 ASSETS     PAR      (000)      (000)     (000)      (000)         (000)
-------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT
OBLIGATIONS                                      84.32%
U.S. TREASURY OBLIGATIONS                        15.61%
U.S. Treasury:
10-Year:

 Note                      5.750%     08/15/10              7,000    $7,228                            7,000       $7,228

 Note                      5.000%     08/15/11             10,000    10,039                           10,000       10,039

 Note                      4.375%     08/15/12             10,000     9,681                           10,000        9,681

 Note                      3.875%     02/15/13             10,000     9,362                           10,000        9,362

 Note                      4.750%     05/15/14              4,000     3,926                            4,000        3,926

 Note(a)                   5.125%     05/15/16                                  13,000    $13,016     13,000       13,016

                                                                     40,236                13,016                  53,252
FEDERAL HOME LOAN
MORTGAGE CORPORATION                             31.75%
Collateralized
Mortgage
Obligations:

 FHR 2837 ED               5.000%     08/15/19                                   8,065      7,789      8,065        7,789

 FHR 2793 VC               4.500%     03/15/20                                   9,100      8,261      9,100        8,261

 FHR 3008 JM               4.500%     07/15/25                                  11,000      9,931     11,000        9,931

 FHR 2116 ZA               6.000%     01/15/29                                   8,615      8,620      8,615        8,620

 FHR 2534 BF               5.500%     02/15/31                                  10,000      9,832     10,000        9,832

 FHR 2538 PH               5.500%     09/15/31                                  10,000      9,837     10,000        9,837

 FHR 2355 AE               6.000%     09/15/31                                  10,108     10,027     10,108       10,027

 FHR 2883 HK               5.000%     04/15/32                                  10,000      9,473     10,000        9,473

 FHR 2489 PE               6.000%     08/15/32                                  15,000     14,827     15,000       14,827

                                                                         --                88,597                  88,597





                                      -16-

                                                                                       SENTINEL GOVERNMENT      PRO FORMA
                                                                         BOND FUND             FUND               COMBINED
                                                                     MARKET     SHARES/   MARKET     SHARES/       MARKET
                                                % OF NET   SHARES/   VALUE       PAR      VALUE       PAR          VALUE
                                                 ASSETS     PAR      (000)      (000)     (000)      (000)         (000)
-------------------------------------------------------------------------------------------------------------------------------

Mortgage-Backed
Securities:
15-Year:

 FHLMC                     5.750%     03/15/09              5,000    $5,075                            5,000       $5,075

 FHLMC                     4.250%     07/15/09             10,000     9,731                           10,000        9,731

 FHLMC                     5.125%     11/01/10              5,000     4,929                            5,000        4,929

                                                                     19,735                --                      19,735
30-Year:

 FHLMC 252153              1.000%     11/01/09                                       1         $1          1            1

 FHLMC 170141              1.000%     09/01/15                                       4          4          4            4

 FHLMC 170147              1.000%     11/01/15                                       3          3          3            3

 FHLMC 360017              1.000%     11/01/17                                       1          1          1            1

 FHLMC 544457              1.000%     12/01/17                                       8          9          8            9

                                                                     --                        18                      18
FEDERAL NATIONAL
MORTGAGE
ASSOCIATION                                      30.65%
Agency Discount
Note:

 FNMA                      4.910%     06/30/06                       --          8,000      7,968      8,000        7,968

Collateralized
Mortgage
Obligations:

 FNR 02-57 VF              6.000%     02/25/21                                   4,000      4,020      4,000        4,020

 FNR 02-56 KW              6.000%     04/25/23                                  10,000     10,005     10,000       10,005

 FNR 06-63 VH              6.500%     06/01/23                                  10,283     10,431     10,283       10,431

 FNR 06-35 MN              6.000%     12/25/24                                   8,000      7,996      8,000        7,996

 FNR 98-61 PL              6.000%     11/25/28                                   4,247      4,236      4,247        4,236

 FNR 00-22 PN              6.000%     07/25/30                                   9,825      9,799      9,825        9,799

 FNR 02-83 LE              5.500%     07/25/31                                   7,000      6,821      7,000        6,821






                                      -17-

                                                                                       SENTINEL GOVERNMENT      PRO FORMA
                                                                         BOND FUND             FUND               COMBINED
                                                                     MARKET     SHARES/   MARKET     SHARES/       MARKET
                                                % OF NET   SHARES/   VALUE       PAR      VALUE       PAR          VALUE
                                                 ASSETS     PAR      (000)      (000)     (000)      (000)         (000)
-------------------------------------------------------------------------------------------------------------------------------


 FNR 01-52 XZ              6.500%     10/25/31                                   9,691     $9,794      9,691       $9,794

 FNR 01-59 Z               7.000%     11/25/31                                   5,508      5,652      5,508        5,652

                                                                      --                   68,754                  68,754
Medium Term
Note:

 FNMA                      6.875%     09/10/12              1,000   $1,018                  --         1,000        1,018

Mortgage-Backed
Securities:
10-Year:

 FNMA 511845               8.500%     05/01/10                                       5          5          5            5

 FNMA 556247               7.000%     10/01/10                                     105        107        105          107

                                                                     --                       112                     112
15-Year:

 FNMA                      5.250%     01/15/09              5,000     5,012                            5,000        5,012

 FNMA                      4.250%     05/15/09              5,000     4,877                            5,000        4,877

 FNMA                      3.300%     06/02/09              5,000     4,738                            5,000        4,738

 FNMA                      5.500%     03/15/11                 59        60                               59           60

 FNMA                      7.000%     05/01/11              5,000     5,046                            5,000        5,046

                                                                     19,733                 --                     19,733
20-Year:

 FNMA 251808               0.000%     04/01/18                                      21         22         21           22

 FNMA 252206               6.000%     01/01/19                                      63         63         63           63

 FNMA 573745               6.500%     08/01/20                                     106        108        106          108

 FNMA 758564               6.000%     09/01/24                                     863        860        863          860

                                                                      --                    1,053                   1,053
30-Year:

 FNMA 002109               9.250%     10/01/09                                      21         22         21           22

 FNMA 426830               8.000%     11/01/24                                      90         97         90           97




                                      -18-

                                                                                        SENTINEL GOVERNMENT      PRO FORMA
                                                                         BOND FUND             FUND               COMBINED
                                                                     MARKET     SHARES/   MARKET     SHARES/       MARKET
                                                % OF NET   SHARES/   VALUE       PAR      VALUE       PAR          VALUE
                                                 ASSETS     PAR      (000)      (000)     (000)      (000)         (000)
-------------------------------------------------------------------------------------------------------------------------------


 FNMA 738887               5.500%     10/01/33                                   1,056     $1,021      1,056       $1,021

 FNMA 748895               6.000%     12/01/33                                   1,430      1,413      1,430        1,413

 FNMA 808168               4.500%     03/01/35                                   3,743      3,412      3,743        3,412

                                                                      --                    5,965                   5,965
GOVERNMENT
NATIONAL MORTGAGE
ASSOCIATION                                       6.31%
Collateralized
Mortgage
Obligations:

 GNR 99-9 C                7.000%     03/16/29                                   7,839      8,117      7,839        8,117

 GNR 02-88 LE              5.500%     02/20/32                                  10,000      9,935     10,000        9,935

                                                                      --                   18,052                  18,052
Mortgage-Backed
Securities:
15-Year:

 GNMA II 3197              7.000%     02/20/17                        --            98        101         98          101

20-Year:

 GNMA 623177               6.500%     08/15/23                                     690        704        690          704

 GNMA 608728               6.500%     11/15/25                                     878        896        878          896

                                                                      --                    1,600                   1,600
30-Year:

 GNMA 102852               3.000%     10/15/13                                    --         --          --          --

 GNMA 506805               6.500%     06/15/29                                     473        483        473          483

 GNMA 606242               6.000%     04/15/34                                   1,292      1,290      1,292        1,290

                                                                      --                    1,773                   1,773
CORPORATE BONDS                                  15.71%
AUTOMOTIVE                                        1.42%

DaimlerChrysler            4.050%     06/04/08              5,000    $4,853                 --         5,000        4,853




                                      -19-

                                                                                        SENTINEL GOVERNMENT      PRO FORMA
                                                                         BOND FUND             FUND               COMBINED
                                                                     MARKET     SHARES/   MARKET     SHARES/       MARKET
                                                % OF NET   SHARES/   VALUE       PAR      VALUE       PAR          VALUE
                                                 ASSETS     PAR      (000)      (000)     (000)      (000)         (000)
-------------------------------------------------------------------------------------------------------------------------------


BANKS                                             1.12%

DaimlerChrysler            4.875%     01/15/13              4,000    $3,828               --           4,000       $3,828

CHEMICALS                                         0.89%

Dow Chemical               5.750%     12/15/08              3,000     3,029               --           3,000        3,029

COMPUTERS-HARDWARE                                0.85%

Hewlett-Packard            3.625%     03/15/08              3,000     2,907               --           3,000        2,907

FINANCIAL SERVICES                                3.49%

CIT Group, MTN             4.750%     12/15/10              3,000     2,895                            3,000        2,895

Goldman Sachs Group        5.000%     01/15/11              3,000     2,926                            3,000        2,926

HSBC Finance               5.250%     01/14/11              3,000     2,957                            3,000        2,957

Lehman Brothers Holdings   6.625%     01/18/12              3,000     3,142                            3,000        3,142

                                                                     11,920              --                        11,920
FOOD, BEVERAGE
& TOBACCO                                         0.91%

Coca-Cola Enterprises      6.125%     08/15/11              3,000     3,090              --            3,000        3,090

MANUFACTURING                                     1.42%

GE                         5.000%     02/01/13              5,000     4,834              --            5,000        4,834

METALS                                            1.21%

Alcoa                      4.250%     08/15/07              4,210     4,145              --            4,210        4,145

PETROLEUM REFINING                                1.47%

Marathon Oil               5.375%     06/01/07              5,000     5,002              --            5,000        5,002

PHARMACEUTICALS                                   0.84%

Abbott Laboratories        3.500%     02/17/09              3,000         2,861          --            3,000        2,861

SPECIALTY MACHINERY                               1.21%

Honeywell                  7.000%     03/15/07              4,080         4,131          --            4,080        4,131




                                      -20-

                                                                                        SENTINEL GOVERNMENT      PRO FORMA
                                                                         BOND FUND             FUND               COMBINED
                                                                     MARKET     SHARES/   MARKET     SHARES/       MARKET
                                                % OF NET   SHARES/   VALUE       PAR      VALUE       PAR          VALUE
                                                 ASSETS     PAR      (000)      (000)     (000)      (000)         (000)
-------------------------------------------------------------------------------------------------------------------------------


TELEPHONES &
TELECOMMUNICATIONS                                0.88%

SBC Communications         6.125%     02/15/08              3,000    $3,020                --          3,000       $3,020

CORPORATE SHORT-TERM
NOTES                                             1.64%

Chevron Oil Finance        4.890%     06/02/06                                   3,700     $3,699      3,700        3,699

Chevron Oil Finance        4.940%     06/06/06                                   1,900      1,899      1,900        1,899

                                                                       --                   5,598                   5,598
MONEY MARKET FUND                                 3.86%
State Street Navigator
Securities

 Lending Prime Portfolio (b)                                          --        13,168     13,168     13,168       13,168

REPURCHASE AGREEMENT                              1.32%
Merrill Lynch 4.44% dated
04/28/06 to be repurchased on
05/01/06, repurchase price
$4,502,944 (collateralized by
various FNMA/FHLMC
obligations, ranging in par
value $317,308 - $42,312,000,
0.0% - 8.0%, 07/15/13 -
11/15/32, with a total market
value $4,591,304)                                           4,501     4,501                            --           4,501


TOTAL INVESTMENTS AT MARKET                              106.85%    138,843               225,775                 364,618


TOTAL INVESTMENTS AT COST                                           143,615               226,747                 370,362

(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 was $12,937 and $12,847, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Company. This amount represents cash collateral received from securities lending.
^ The April 30, 2006 Semi-annual Report was selected as the best information available for the Synovus Intermediate-Term Bond Fund.

NOTES TO PRO FORMA FINANCIAL STATEMENTS
1. BASIS OF COMBINATION: The unaudited Pro Forma Combined Statement of Assets and Liabilities, Pro Forma Combined Statement of Operations and Pro Forma Combined Schedule of Investments give effect to the proposed reorganization of the Intermediate-Term Bond Fund ("Bond Fund") and Sentinel Government Securities Fund ("Sentinel Government Fund"). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Bond Fund to the Sentinel Government Fund. Sentinel Government Fund will be the accounting survivor. The pro forma combined statements should be read in conjunction with the historical financial statements of the Bond Fund and the Sentinel Government Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The Bond Fund and Sentinel Government Fund are both open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO FORMA ADJUSTMENTS: Statement specific pro forma adjustments are listed at the end of each Pro Forma Combined Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Sentinel Government Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES--The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION--Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME-- Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:
(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Funds' accountant, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

                                     Part C

Item 15.  Indemnification

     See the Amended and Restated Articles of Amendment of the Registrant, incorporated by reference to Exhibit (a) to this Registration Statement.

     See the Amended and Restated Bylaws incorporated by reference to Exhibit
     (b) to this Registration Statement.

     The investment advisory agreements incorporated by reference to Exhibit (d) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

     In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are insureds.

     The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Director" (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation
     Section 17(h) of the Investment Company Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement). Insofar as indemnification for liabilities arising under the Securities Act, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

     1.(a) Articles of Amendment and Restatement effective January 24, 2006 (8) 1.(b) Articles of Correction effective March 15, 2006 (7)
     1.(c) Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) effective March 15, 2006 (7) 1.(d) Articles Supplementary (adding Growth Leaders Fund) effective March
          15, 2006 (7)
     1.(e) Articles Supplementary (adding Capital Growth Fund) effective March
          15, 2006 (7)
     1.(f) Certificate of Correction effective May 24, 2006 (9)
     1.(g) Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) effective June 1, 2006 (9)
     1.(h) Articles Supplementary (eliminating the New York Tax-Free Income and
          Tax-Free Income Funds) effective December 15, 2006
     2.   Amended and Restated By-Laws of the Registrant (8)
     3.   Inapplicable
     4.   Agreement and Plan of Reorganization dated December 13, 2006
     5.(a) Form of Share Certificate (5)
     5.(b) New Form of Share Certificate (5)
     6.(a) Investment Advisory Agreement between Registrant, on behalf of the
          Capital Growth Fund, and Sentinel Asset Management, Inc. dated as of March 1, 1993, as amended December 19, 2005 (4)
     6.(b) Form of Amendment to Investment Advisory Agreement between
          Registrant, on behalf of the Capital Growth Fund, and Sentinel Asset Management, Inc. dated as of March 30, 2006 (6)
     6.(c) Investment Advisory Agreement between Registrant, on behalf of the
          Capital Opportunity Fund, and Sentinel Asset Management, Inc. dated as of January 13, 2000, as amended September 1, 2002, December 31, 2003 and December 19, 2005 (4)
     7.(a) Distribution Agreement between the Registrant and Sentinel Financial
          Services Company ("SFSC"), dated as of March 1, 1993 (1)
     7.(b) Form of Dealer Agreement (8)
     8. Registrant has provided health care and insurance benefits to certain retirees. Registrant also contributes a percentage of pension and retirement plan benefits paid to its Chief Compliance Officer.
     9. Custody agreement between Registrant, Sentinel Variable Products Trust; and State Street Bank and Trust Company, effective October 1, 2000 (3)
     10.(a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.
          (2)
     10.(b) Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.
          (2)
     10.(c) Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.
          (7)
     10.(d) Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (16)
     11.  Opinion and Consent of Counsel
     12.  Opinion and Consent of Counsel on Tax Matters*
     13.(a) Fee Agreement between Registrant, on behalf of the Capital Growth
          Fund, and Sentinel Asset Management, Inc. dated March 17, 2006 (6) 13.(b) Fund Services Agreement between Sentinel Group Funds, Inc. and
          Sentinel Administrative Services, Inc. dated March 1, 1993 (1)
     14.(a) Consent of Independent Registered Public Accounting Firm (PwC) 14.(b) Consent of Independent Registered Public Accounting Firm (KPMG)
     15.  Inapplicable
     16.  Power of Attorney (3)
     17.  Form of Proxy Card

------------------
*    To be filed by post-effective amendment.
(1) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on March 30, 2000.
(2) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on December 30, 2004.
(3) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on September 29, 2005.
(4) Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement filed on December 19, 2005.
(5) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on December 23, 2005.
(6) Incorporated by reference to Post Effective Amendment No. 1 to the Form N-14 filed on January 23, 2006.
(7) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on March 17, 2006.
(8) Incorporated by reference to Post Effective Amendment No. 109 to the Registration Statement filed March 30, 2006.
(9) Incorporated by reference to Post Effective Amendment No. 110 to the Registration Statement filed June 1, 2006.

Item 17. Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Montpelier and State of Vermont, on the 18th day of December, 2006.

                                              SENTINEL GROUP FUNDS, INC.
                                              (Registrant)

                                              By: /S/ CHRISTIAN W. THWAITES
                                                  ------------------------------
                                              Christian W. Thwaites
                                              President & CEO

As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

SIGNATURE                           TITLE                          DATE

/S/ CHRISTIAN W. THWAITES
Christian W. Thwaites        President
                             (Chief Executive Officer)      December 18, 2006

/S/THOMAS P. MALONE
Thomas P. Malone             Vice President and Treasurer   December 18, 2006
                             (Principal Financial and
                             Accounting Officer)

/S/ THOMAS H. MACLEAY
Thomas H. MacLeay            Chairman                       December 18, 2006

--------------------
John D. Feerick*             Director                       December 18, 2006

--------------------
Richard I. Johannesen, Jr.*  Director                       December 18, 2006

--------------------
Keniston P. Merrill*         Director                       December 18, 2006

--------------------
Deborah G. Miller*           Director                       December 18, 2006

--------------------
John Raisian*                Director                       December 18, 2006

--------------------
Nancy L. Rose*               Director                       December 18, 2006

--------------------
Richard H. Showalter, Jr.*   Director                       December 18, 2006


--------------------
Susan M. Sterne*             Director                       December 18, 2006

--------------------
Angela E. Vallot*            Director                       December 18, 2006


*Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on September 29, 2005.

                                                              /S/ KERRY A. JUNG
                                                              -----------------
                                                              Kerry A. Jung

                                                   Exhibit Index

EXHIBIT NUMBER             EXHIBIT

     1.(h)     Articles Supplementary (eliminating the New York Tax-Free Income and Tax-Free Income Funds) effective December 15, 2006
     4.        Agreement and Plan of Reorganization dated December 13, 2006
     11.       Opinion and Consent of Counsel
     14.(a)    Consent of Independent Registered Public Accounting Firm (PwC)
     14.(b)    Consent of Independent Registered Public Account Firm (KPMG)
     17.       Form of Proxy Card